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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York 10010
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1. REPORT(S) TO STOCKHOLDERS.

ALGER

THE ALGER FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2016 (UNAUDITED)

Table of Contents
The Alger Funds
Shareholders’ Letter	1
Fund Highlights	15
Portfolio Summary	29
Schedules of Investments	31
Statements of Assets and Liabilities	73
Statements of Operations	81
Statements of Changes in Net Assets	85
Financial Highlights	93
Notes to Financial Statements	126
Additional Information	162

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Shareholders' Letter

April 30, 2016

Dear Shareholders,

Investor Stampede Creates Risks and Opportunities
Gary Larson’s quirky cartoon series “The Far Side” draws chuckles by having animals exhibit human-like behavior. In one popular cartoon, a massive bison stampede extends to the horizon. One insightful bison quips to a neighboring beast “As if we all knew where we’re going.” The six-month reporting period ended April 30 was notable as a period filled with economic uncertainty, diverging global monetary policies, and significant pressure on interest rates. As with the cartoon, where this takes us as investors is unclear, yet in such periods of deep uncertainty we are reminded that the best decisions are those that are the most thoughtful and not based upon emotion. Many investors, in an unquenchable thirst for income (and a misguided flight to “safety”) have rushed to bond-like equities, that is, equities that pay steady dividends. The end result was striking. While the S&P 500 index gained 0.43%, the Telecomm, Utilities, and Consumer Staples sectors climbed 14.68%,
12.90%, and 6.02%, respectively. These sectors have some of the poorest long-term growth prospects in the current economic environment. On the other hand, higher growth sectors like Information Technology, Health Care, and Consumer Discretionary each sustained losses.

We have learned in our 52 years of investing that there is no free lunch. Success in investing is not achieved by considering one factor, such as dividend yield, but instead by understanding companies, their management, their industries, and their competitors. It is with this more complete view that high-quality companies with strong growth potential can be identified.
Such companies, we maintain, can potentially provide investors with wealth creation from capital appreciation and with protection from the erosion of inflation upon their savings.

Stampedes, of course, can have dire consequences. The recent investor stampede, we believe, is dangerous, as investors have increased their exposure to the risk of higher interest rates and, at the same time, the relatively high valuations of stocks with generally poor growth prospects. We think the opportunities, long term, lie in the opposite direction. In particular, these investors may miss the attractive investment opportunities that can be found within the most vibrant industries in the U.S. and the world. America is seen as a leader in innovation in the Health Care and IT sectors, and has the richest and most diverse consumer market in the world. We believe it is within these sectors that superior companies and investments for long-term growth and capital appreciation can be found.

Investing in overseas markets is more challenging with different dynamics at play. The widely followed MSCI ACWI ex USA and MSCI Emerging Markets indices declined 1.51%
and 0.01%, respectively, during the reporting period with concerns over commodity prices contributing to weakening investor sentiment. In many overseas markets, this is entirely logical as the economies of many countries are strongly tied to their roles as commodities producers. As in the U.S., defensive sectors tended to outperform abroad. Nevertheless, international markets also have sectors that offer strong potential for long-term growth.
The rising middle class in many international markets is creating increased demand for goods and services, which in turn is creating opportunities for leading companies. Our team of international and emerging markets portfolio managers and analysts has a depth of experience in navigating foreign markets and identifying through fundamental research high-
quality growth companies across the globe. In these markets, diversification is paramount, so our international funds are well diversified, typically owning companies across the globe and across industries.

Oil and the U.S. Economy
From late 2013 until the start of the reporting period, the price of West Texas Intermediate
(WTI) fell from $110.62 a barrel to $46.12. It then declined to a low of $26.19 a barrel as of February 11, which was a 43.20% drop. The decline was accompanied by an 11.43%
decline of the S&P 500. In both 2015 and early 2016, many investors misread the decline in oil as a harbinger of a U.S. recession in 2016. We have consistently argued otherwise, noting that while cheap oil prices would, not surprisingly, drive down earnings in the energy and closely related sectors, there were broad benefits to the U.S. economy from lower energy prices. Cheap oil has bolstered Americans’ finances by slashing energy costs and allowing
Americans to strengthen their personal balance sheets by increasing their savings. It has also supported retail shopping and spending on homes. The U.S. housing market continues to improve in a steady fashion. Many indicators of consumer spending like ecommerce, travel, leisure, automotive, and home durables are quite healthy, despite the weakness reported in headlines about department store sales and the sales of other “old” economy retailers. Changing patterns of consumer preferences – largely based, in our view, on both ecommerce technology and on the rise of younger generations of Americans (the X and Y generations) as the baby boomers increasingly retire – is a large phenomenon that creates challenges for companies that have failed to adapt to the “new” marketplace and great opportunities for those that have helped define it in our time. Amazon.com, Inc., Netflix,
Inc., Alphabet, Inc. (formerly Google), and Apple, Inc. are all doing quite well in this new
American marketplace, while the landscape, especially in retail, is littered with companies, once good or even great, but today struggling to adapt their business models to the new and obvious reality.

So despite fears, corporate fundamentals are fine in the U.S. S&P 500 earnings ex-materials and ex-energy grew a healthy 6.3% in 2015, despite the additional headwind of a strong U.S.
dollar weighing on both exports and foreign earnings. For the first quarter of 2016, overall results for the S&P 500 slowed from that pace, but we expect continued growth in earnings in 2016 (again, ex-materials and ex-energy, though these might actually contribute to earnings growth on a reported basis through declining losses in these sectors). We note that oil appears to have bottomed in February and has since rebounded to close the reporting period at $45.98. Investor sentiment remains very cautious in our view, and indeed almost bearish, but there has been a significant rally in equities of late, with the S&P 500 generating a 13.39% return from February 12 to April 30.

Global Economy Weakens
Concerns over global economic growth continue. In early 2015, the International Monetary
Fund forecasted that the global economy would grow 3.3% in 2015 and 3.8% in 2016. In
October, it lowered those numbers to 3.1% for 2015 and 3.6% for this year. It maintained its 2015 estimate in January, but lowered its 2016 estimate to 3.4%. Also during the reporting period, estimates for global corporate earnings per share for the MSCI World Index were revised downward each month, declining from $106.72 in November to $101.20 as of April
30.

We are encouraged by the actions of many central banks across the globe, including the Bank of Japan (BOJ), the People’s Bank of China, and the European Central Bank, to provide additional economic stimulus. The BOJ, for its part, joined a handful of other countries that have maintained negative interest rates. Many central banks have also expressed a willingness to provide additional stimulus, and in the U.S., the Federal Reserve is taking a cautious approach to normalizing monetary policy after raising the fed funds rate in December.
We note, as we did in the fall of 2015 in an Alger market commentary, that monetary policy is not sufficient to stimulate fundamental, lasting growth in any economy. We hope to see future governmental actions to improve structural growth in Europe, Asia, and other foreign markets, and certainly we see that austerity policies are fading globally.

Further, in the significant changes occurring in international markets and economies, we see many opportunities for investors. Economic and political concerns have dominated investors’ mindset for a significant time now. But, as in the U.S., there are many companies forging ahead in their markets and globally, showing both solid earnings growth and strong fundamentals. We are always on the lookout for companies that are disrupting traditional business models by exploiting large-scale changes. The internet continues to be an investable trend but, especially in emerging markets, adoption of Western technology and lifestyles
(whether directly or in copycat fashion) is meeting with notable success in many regions and sectors.

The U.S. Dollar, Emerging Markets, and Interest Rates
The previous end of the U.S. asset buying program, or quantitative easing, combined with the Federal Reserve’s start to raising interest rates and anticipation of domestic economic growth, has supported a strong U.S. dollar, especially relative to countries that have been increasing monetary stimulus. At the start of the reporting period, the U.S. Dollar Index, which measures U.S. currency against currencies of trading partners, was at 96.89, up considerably from 79.14 in early 2014. Later in the reporting period, the Federal Reserve signaled that it would take a cautious approach to raising interest rates, which caused the strengthening of the U.S. dollar to moderate slightly, and the U.S. Dollar Index closed the reporting period at 93.80. As mentioned previously, investors have fretted over the impact of a strong dollar on U.S. exports and foreign earnings. We think the strong dollar does pose challenges to U.S. exporters, especially those of undifferentiated commodity-like products or services. In the end, however, we think U.S. companies with value-added products and service models that are differentiated from the competition will do fine. Since global competition is fierce, foreign companies seeking to succeed will invest in superior products and services that will help them obtain their goals. We think there are many U.S. companies that offer highly competitive products and services to the global market, even with the recent disadvantage of a stronger U.S. dollar.

Finally, it’s important to note that the strong U.S. dollar has also driven periods of capital outflows from countries with weaker currencies, especially emerging markets. We believe the sensitivity of global markets to the U.S. dollar is likely to cause the Federal Reserve to exercise extreme caution when normalizing monetary policy. At the same time, an estimated
$8 trillion in debt is trading globally with negative yields. When the Federal Reserve eventually takes further actions to normalize policy, it’s likely that higher interest rates will attract even more investors to U.S. debt, which could limit increases in yields here at home.

The Appeal of Growth Equities and the Downside of the Investor Stampede
We believe growth stocks are well positioned to outperform the market and especially bond-
like equites that have recently reached extreme valuations. The recent market action has left traditional growth stocks at attractive valuations, especially when assessing PEG ratios.
PEG ratios are determined by dividing a company’s price-to-earnings ratio, or P/E, by its expected earnings growth rate. As of April 30 of this year, the 12-month forward earnings
PEG for the Russell 1000 Growth Index was 42% lower than that of the Russell 1000 Value
Index. For most of 2016, the difference in PEGs has exceeded anything that has occurred since at least 2002. In addition, bond-like sectors such as Utilities and Consumer Staples are trading at over a 20% premium to their 20-year average P/E ratio while growth sectors like Information Technology and Health Care are trading at double-digit discounts. From a historical perspective, low P/E ratios have typically indicated strong potential for stocks to outperform and we believe the current valuations of growth stocks are no exception.

Over the long term, equity returns are driven by corporate fundamentals, including earnings and revenue growth. While dividend yields play an important role in the total return an investor should expect from equities, it is a mistake, in our view, to focus solely, or overly, on the dividend yield of a stock itself. It is, after all, a company’s fundamental success growing its sales and profits that ultimately will deliver the cash flow to support dividends and future dividend growth. The recent stampede into bond-like equities shows many signs of investors’ failure to discriminate between companies with strong longer term fundamentals and those that simply happen to pay a relatively higher dividend yield today. Much like fixed-income securities, these bond-like equities will be very interest-rate sensitive. Even a small change in interest rates or inflation could hurt the performance of bond-like stocks, especially those trading at high valuations with poor growth prospects or leveraged balance sheets.

Reasons for Optimism
Concerns over global growth are likely to drive market volatility, but we maintain that the
U.S. will continue to be an economic leader. April marked the 74th consecutive month of private-sector job growth in the U.S., which is an unprecedented accomplishment. Over the last year, the majority of those who have returned to the labor force have been from among the long-term unemployed, which is a category of Americans that has traditionally faced substantial challenges with finding work. In addition to steady job creation, the nation’s
5.0% unemployment rate implies that the job market is healthy. We continue to believe that low oil prices combined with low inflation and the Federal Reserve’s cautious approach to raising interest rates will continue to support the country’s economy.

Corporate America is also strong. In the fourth quarter, S&P 500 companies ex-financials held $1.44 trillion in cash, according to FactSet Research Systems, Inc. The figure represents a 0.5% year-over-year decline, but is still the third-highest level in 10 years. Fixed capital expenditures during the quarter also declined when compared to the record level of outlays during the same quarter of 2014. Yet, the $170.4 billion in outlays for the final quarter of 2015 represented the third-highest level in 10 years, despite a 41% drop in capital expenditures by energy companies. Corporations are also buying back stock at a rapid pace, with approximately 30% of S&P 500 constituents having reduced their share count by at least 4% during the first quarter, according to S&P Capital IQ.

We urge investors to carefully assess the appeal of growth equities and to evaluate the role of bond-like equities in their investment strategies. We are in an era of rapid and dynamic change. New technologies such as the internet, smartphones, ebooks, and social media have reached 50% market penetration in a fraction of the time that older innovations such as washing machines, dishwashers, and landline telephones required. Medical innovation in orthopedic, cardiac, and cancer treatments (to name only a few) has advanced and will continue to advance in ways that were unimaginable only a generation or so ago. We think every prudent, long-term investor should have a portfolio “overweight” in the industries, companies, and trends that are changing nearly every aspect of modern day life.

Portfolio Matters
Alger Capital Appreciation Fund
The Alger Capital Appreciation Fund returned -4.44% for the fiscal six-month period ended
April 30, 2016, compared to the -1.37% return of the Russell 1000 Growth Index.

During the period, the largest sector weightings were Information Technology and
Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. The Consumer Discretionary sector had a neutral impact on performance while other sectors detracted from results.

Among the most important relative contributors were Apple, Inc.; Newell Brands, Inc.;
Honeywell International, Inc.; and Edwards Lifesciences Corp. Shares of social network provider Facebook, Inc., Cl. A also contributed to performance. Facebook performed strongly in response to the company’s social network continuing to take advertising market share from print and television media. We believe investors were also encouraged by the growth of Instagram, which is the company’s video- and photo-sharing network, and by the potential for Facebook to further grow advertising revenues.

Conversely, detracting from overall results on a relative basis were Allergan PLC.; Vertex
Pharmaceuticals, Inc.; Anadarko Petroleum Corp.; and Norwegian Cruise Line Holdings
Ltd. Also detracting from performance were shares of LinkedIn Corp., Cl. A. The company operates the world’s largest social network for professionals and provides services for recruiters and human resource professionals. LinkedIn also offers digital advertising and premium memberships. During the first quarter, the company disclosed disappointing sales and it provided weak profit guidance. It said Europe and Asia were weak areas.

Alger International Growth Fund
The Alger International Growth Fund returned -5.48% for the fiscal six-month period ended April 30, 2016, compared to the -1.51% return of the MSCI ACWI ex USA Index.

Stock selection resulted in China, Taiwan, and South Africa providing the greatest contributions to relative performance, while Japan, Brazil, Germany, and the United
Kingdom were among countries that detracted from results.

The largest sector weightings were Financials and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Underweighting of the Energy and Financials sectors provided the greatest contribution to relative performance, while other sectors detracted from results.

Among the most important relative contributors were DMG Mori Co., Ltd.; Cenovus
Energy, Inc.; TOTAL SA; and Allianz SE. Shares of Phoenix Healthcare Group Co., Ltd.
also contributed to performance. Phoenix is the largest private-hospital group in China. We believe it is well-positioned to benefit from China’s health care reform and efforts to create a tiered health care system in the country. It reported above-consensus 2015 earnings and unexpectedly raised its dividend.

Conversely, detracting from overall results on a relative basis were Shire PLC; Mitsubishi
UFJ Financial Group, Inc.; Whitbread PLC.; and Intesa Sanpaolo SpA. Shares of Allergan
PLC. also detracted from results. The company manufactures and distributes both branded and generic pharmaceuticals globally. With an upcoming presidential election, investors were concerned that increased government regulatory intervention could negatively affect the company’s closing of a planned merger with Pfizer, Inc. The deal was eventually halted by regulators.

Alger Mid Cap Growth Fund
The Alger Mid Cap Growth Fund returned -6.10% for the fiscal six-month period ended
April 30, 2016, compared to the -1.54% return of the Russell Midcap Growth Index.

During the period, the largest sector weightings were Consumer Discretionary and
Information Technology. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Relative outperformance in the
Materials and Energy sectors was the most important contributor to performance, while
Information Technology and Health Care were among sectors that detracted from results.

Among the most important relative contributors were Newell Brands, Inc.; Broadcom
Corp., Cl. A; HD Supply Holdings, Inc.; and Coach, Inc. Shares of CBS Corp., Cl. B
also contributed to performance. CBS operates the CBS television network and provides syndicated programing and content. Investors have been concerned that the company’s results will be hurt by cord-cutting as media viewers drop cable TV in favor of Internet-
delivered content. We believe shares of CBS performed strongly, in part, due to investors concluding that media viewers may potentially continue to purchase “skinny bundles,” or limited media packages through cable TV, that will include CBS.

Conversely, detracting from overall results on a relative basis were NetScout Systems,
Inc.; Norwegian Cruise Line Holdings Ltd.; Portola Pharmaceuticals, Inc.; and DexCom,
Inc. Shares of Royal Caribbean Cruises Ltd. also detracted from results. Royal Caribbean is a leading cruise operator. Investor concerns over the impact of a potential economic slowdown on consumer cyclicals caused shares of Royal Caribbean to underperform.
We believe investors’ outlook for the economy has improved, but performance of Royal
Caribbean stock did not initially bounce back, perhaps because of concerns over terrorism.

Alger SMid Cap Growth Fund
The Alger SMid Cap Growth Fund returned -4.74% for the fiscal six-month period ended
April 30, 2016, compared to the -3.05% return of the Russell 2500 Growth Index.

During the period, the largest sector weightings were Information Technology and
Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Materials. Relative outperformance in the Health Care and Consumer Staples sectors was the most important contributor to performance, while
Consumer Discretionary and Materials were among sectors that detracted from results.

Among the most important relative contributors were Cvent, Inc.; Criteo SA; Waste
Connections, Inc.; and ABIOMED, Inc. Shares of arts and crafts retailer The Michaels
Cos, Inc. also contributed to results. The company said fourth-quarter comparable-store sales increased 4.7% and that operating margins climbed 100 basis points. The stock also performed strongly in response to the company announcing its first share-repurchase program.

Conversely, detracting from overall results on a relative basis were Diamond Resorts
International, Inc.; Signet Jewelers Ltd.; United Rentals, Inc.; and WisdomTree Investments,
Inc. Also during the reporting period, shares of Paycom Software, Inc. detracted from results. The company provides cloud-based technology for managing human capital. The technology assists with managing the complete cycle of employment, from recruitment to retirement. Concerns that a potentially weakening economy could hurt hiring trends dampened investor sentiment for Paycom.

Alger Small Cap Growth Fund
The Alger Small Cap Growth Fund returned -9.23% for the fiscal six-month period ended
April 30, 2016, compared to the -4.96% return of the Russell 2000 Growth Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary. The Energy and Health Care sectors provided the greatest contributions to relative performance, while Information Technology and
Consumer Discretionary were among sectors that detracted from results.

Among the most important relative contributors were CyrusOne, Inc.; PRA Health
Sciences, Inc.; Sun Hydraulics Corp.; and Burlington Stores, Inc. Shares of Cantel Medical
Corp. also contributed to results. Cantel seeks to help hospitals, doctors’ offices, and other medical facilities save lives by reducing or eliminating the spread of infectious diseases. It offers a variety of products used for endoscopy and renal dialysis equipment. It also offers water purification technology and systems that monitor medical facilities for diseases. Cantel reported a 17% revenue growth rate for the second quarter, which exceeded consensus expectations. Growth has been particularly strong in the company’s endoscopy division.
Moreover, the Food and Drug Administration last year recalled a competitors’ product.
In issuing the recall, the FDA said facilities using the competitor’s product were reporting transmissions of bacterial infections.

Conversely, detracting from overall results on a relative basis were NetScout Systems,
Inc.; WisdomTree Investments, Inc.; Proofpoint, Inc.; and Incyte Corp. Shares of SPS
Commerce, Inc. also detracted from results. The company offers cloud-based software that enhances how suppliers, retailers, and distributors manage and fulfill customer orders. The company reported fourth-quarter earnings that were slightly above expectations, but it issued disappointing guidance for 2016. This past quarter, management said the company faced challenges in hiring additional salespeople due to the improving labor market; therefore, SPS
Commerce expects to ramp up hiring in 2016, which could delay re-acceleration in recurring revenue growth. However, the company has a strong base of recurring revenue customers and high retention rates. We believe SPS Commerce will continue to be a key beneficiary of network effects in an industry where there is a long runway for retailers to spend on supply chain management and improve inventory systems.

Alger Small Cap Focus Fund
The Alger Small Cap Focus Fund returned -8.68% for the fiscal six-month period ended
April 30, 2016, compared to the -4.96% return of the Russell 2000 Growth Index.

Among the most important relative contributors were Textura Corp.; Stamps.com, Inc.; FEI
Co.; Sun Hydraulics Corp.; and Cantel Medical Corp. Shares of Cantel performed strongly in response to developments identified in the Small Cap Growth Fund discussion.

Conversely, detracting from overall results on a relative basis were NetScout Systems, Inc.;
WisdomTree Investments, Inc.; FleetMatics Group PLC.; SPS Commerce, Inc.; and Incyte
Corp. Shares of SPS underperformed in response to developments identified in the Small
Cap Growth Fund discussion.

Alger Health Sciences Fund
The Alger Health Sciences Fund returned -12.94% for the fiscal six-month period ended
April 30, 2016, compared to the 0.43% return of the S&P 500 index.

During the period, the largest sector weightings were Biotechnology and Pharmaceuticals.
The largest sector overweight was Biotechnology and the largest sector underweight was
Information Technology. Relative outperformance in the Health Care Providers & Services and Information Technology sectors was the most important contributor to performance, while Biotechnology and Pharmaceuticals were among sectors that detracted from results.

Among the most important relative contributors were Edwards Lifesciences Corp.;
ABIOMED, Inc.; HCA Holdings, Inc.; and VCA Antech, Inc. Shares of Bristol-Myers
Squibb Co. also contributed to performance. Bristol-Myers is a global pharmaceutical company that offers treatments for a variety of disorders and it is a market leader in oncology. Bristol-Myers shares have performed strongly in response to Opdivo, which is the company’s newest drug for lung cancer, being well received by oncologists and generating sales that exceeded consensus expectations. The strong sales have resulted in Bristol-Myers management raising both revenue and earnings guidance for the remainder of 2016.

Conversely, detracting from overall results on a relative basis were Vertex Pharmaceuticals,
Inc.; Anacor Pharmaceuticals Inc.; Allergan PLC.; Incyte Corp.; and Shire PLC. Shares of
Allergan underperformed in response to developments identified in the Alger International
Growth Fund discussion.

Alger Growth & Income Fund
The Alger Growth & Income Fund returned -0.70% for the fiscal six-month period ended
April 30, 2016, compared to the 0.43% return of the S&P 500 index.

The Fund invests in companies that are classified in one of the following categories: Dividend
Leaders, which generate high dividend yields; Dividend Growers, which have a history of strong and consistent dividend growth; and Kings of Cash Flow, which have strong potential for capital appreciation and returning cash to investors as a result of generating strong free cash flow.

During the reporting period, we continued to emphasize Dividend Growers and Kings of
Cash Flow, in part because Dividend Leaders continued to trade at high valuations.

During the period, the largest sector weightings were Information Technology and
Financials. The largest sector overweight was Consumer Staples and the largest sector underweight was Information Technology. Relative outperformance in the Health Care and
Consumer Discretionary sectors was the most important contributor to performance, while
Utilities and Information Technology were among sectors that detracted from results.

Among the most important relative contributors were Broadcom Ltd.; Honeywell
International, Inc.; McDonald's Corp.; and Coach, Inc. Also during the reporting period,
Verizon Communications, Inc. contributed to results. Verizon provides broadband Internet connectivity and other communication services. During the reporting period, investors were concerned about the potential for the U.S. to avoid an economic slowdown, so investors flocked to non-cyclical companies, including Verizon, which was also appealing to investors because it is a large index position.

Conversely, detracting from overall results on a relative basis were Williams Partners LP.;
Morgan Stanley; Seagate Technology PLC; Royal Caribbean Cruises Ltd.; and Blackstone
Group LP. Shares of Royal Caribbean Cruises underperformed in response to developments identified in the Alger Mid Cap Growth Fund discussion.

I thank you for putting your trust in Alger.

Sincerely,

Daniel C. Chung, CFA
Chief Investment Officer
Fred Alger Management, Inc.

As of April 30, 2016, the following companies represented the stated percentages of Alger assets under management: Amazon.com, Inc., 3.56%; Netflix, Inc.; 0.27%; Alphabet, Inc.;
(formerly Google), 05.81%; and Apple, Inc., 4.15%.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the funds. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by an effective prospectus for the fund. Fund performance returns represent the six-month period return of Class
A shares prior to the deduction of any sales charges and include the reinvestment of any dividends or distributions.

The performance data quoted represent past performance, which is not an indication or guarantee of future results.
Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com or call us at (800) 992-3863.

The views and opinions of the funds’ management in this report are as of the date of the
Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated
herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including, without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2016. Securities mentioned in the Shareholders’ Letter, if not found in the Schedule of Investments, may have been held by the funds during the fiscal period.

A Word about Risk
Investing in the stock market involves gains and losses and may not be suitable for all investors. Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.
Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with foreign markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. Some of the countries where a fund can invest may have restrictions that could limit the access to investment opportunities. The securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies. Investing in emerging markets involves even higher levels of risk, including increased information, market, and valuation risks, and may not be suitable for all investors. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and different auditing and legal standards.

Funds that participate in leveraging, such as Capital Appreciation, SMid Cap, and Health
Sciences, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, a fund’s net asset value can decrease more quickly than if the fund had not borrowed.

A small investment in derivatives could have a potentially large impact on a fund’s performance. When purchasing options, a fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a fund is exercised, the fund will not participate in any increase in the underlying security’s value above the exercise price. When a put option written by a fund is exercised, the fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in a fund’s portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.
Because certain options may require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates. Derivative contracts generally are subject to the risk of non-performance by the contract counterparty. For a more detailed discussion of the risks associated with a fund, please see the Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.
alger.com. Read it carefully before investing.
Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext,
SIPC.
NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.
Definitions:

• S&P 500 index: An index of large company stocks considered representative of the U.S. stock market.
• Morgan Stanley Capital International (MSCI) All Country World Index
(ACWI) ex USA is an unmanaged, market capitalization-weighted index de-
signed to provide a broad measure of equity market performance throughout the world, including both developing and emerging markets, but excluding the United States.
• MSCI Emerging Markets Index: A free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.
• Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.
• Russell 1000 Value Index: An index designed to track the performance of large-capitalization stocks that that have value characteristics.

• Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.
• Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.
• Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.
• The MSCI World Index: An index that captures large and mid cap repre-
sentation across 23 Developed Markets (DM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
• FactSet Research Systems, Inc. is a multinational financial data and software company.
• S&P Capital IQ provides research, data, and analysis on capital markets and other topics for investment managers, investment banks, private equity funds, advisory firms, corporations and universities.
• The U.S. Dollar Index measures U.S. currency against currencies of trading partners.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Since inception performance for share classes B, C, and I is as of the Funds’ Class A shares inception date for all Funds except that the Alger International Growth Fund Class I shares is as of its inception date.
Class A returns reflect the maximum initial sales charge and Class C and Class B returns reflect the applicable contingent deferred sales charge.

FUND PERFORMANCE AS OF 3/31/16 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class A (Inception 12/31/96)	(7.58)%	10.15%	9.10%	8.48%
Alger Capital Appreciation Class B (Inception 11/1/93)	(7.62)%	10.19%	8.97%	8.45%
Alger Capital Appreciation Class C (Inception 7/31/97)*,†	(4.09)%	10.50%	8.86%	8.26%
Alger Capital Appreciation Class Z (Inception 12/29/10)	(2.14)%	11.71%	n/a	12.52%

Alger International Growth Class A (Inception 12/31/96)	(14.64)%	2.40%	2.32%	4.74%
Alger International Growth Class B (Inception 11/11/86)	(14.95)%	2.43%	2.32%	4.70%
Alger International Growth Class C (Inception 7/31/97)*,†	(11.50)%	2.68%	2.11%	4.52%
Alger International Growth Class I (Inception 5/31/13)	(9.68)%	n/a	n/a	1.95%
Alger International Growth Class Z (Inception 12/29/10)	(9.48)%	3.91%	n/a	4.67%

Alger Mid Cap Growth Class A (Inception 12/31/96)	(17.19)%	4.79%	3.11%	7.51%
Alger Mid Cap Growth Class B (Inception 5/24/93)	(17.43)%	4.81%	3.01%	7.47%
Alger Mid Cap Growth Class C (Inception 7/31/97)*,†	(14.17)%	5.00%	2.79%	6.94%
Alger Mid Cap Growth Class Z (Inception 5/28/15)	n/a	n/a	n/a	(13.68)%

Alger SMid Cap Growth Class A (Inception 5/8/02)	(17.63)%	3.74%	4.87%	6.93%
Alger SMid Cap Growth Class B (Inception 5/8/02)	(16.33)%	3.87%	4.76%	6.88%
Alger SMid Cap Growth Class C (Inception 5/8/02)	(14.29)%	4.06%	4.62%	6.65%
Alger SMid Cap Growth Class I (Inception 8/5/07)*	(13.24)%	4.88%	5.51%	7.40%
Alger SMid Cap Growth Class Z (Inception 12/29/10)	(12.82)%	5.22%	n/a	6.79%

Alger Small Cap Growth Class A (Inception 12/31/96)	(22.16)%	1.94%	3.70%	3.09%
Alger Small Cap Growth Class B (Inception 11/11/86)	(21.43)%	2.24%	3.71%	3.07%
Alger Small Cap Growth Class C (Inception 7/31/97)*,†	(18.97)%	2.13%	3.39%	2.90%
Alger Small Cap Growth Class Z (Inception 12/29/10)	(17.55)%	3.30%	n/a	4.87%

Alger Small Cap Focus Fund Class A (Inception 3/3/08)	(18.99)%	3.77%	n/a	4.99%
Alger Small Cap Focus Fund Class C (Inception 3/3/08)	(15.97)%	4.18%	n/a	4.93%
Alger Small Cap Focus Fund Class I (Inception 3/3/08)	(14.40)%	5.12%	n/a	5.91%
Alger Small Cap Focus Fund Class Z (Inception 12/29/10)	(14.02)%	5.40%	n/a	6.86%

Alger Health Sciences Class A (Inception 5/1/02)	(26.92)%	8.60%	6.97%	9.83%
Alger Health Sciences Class B (Inception 5/1/02)	(26.59)%	8.72%	6.86%	9.77%
Alger Health Sciences Class C (Inception 5/1/02)	(24.09)%	8.94%	6.72%	9.54%
Alger Health Sciences Class Z (Inception 5/28/15)	n/a	n/a	n/a	(25.31)%

Alger Growth & Income Class A (Inception 12/31/96)	(5.06)%	9.51%	6.29%	7.46%
Alger Growth & Income Class B (Inception 6/1/92)	n/a	n/a	n/a	7.43%
Alger Growth & Income Class C (Inception 7/31/97)*,†	(1.55)%	9.86%	6.06%	7.24%
Alger Growth & Income Class Z (Inception 3/1/12)	0.43%	n/a	n/a	11.26%

Beginning August 7, 2015, Alger Small Cap Focus Fund (formerly Alger Growth Opportunities Fund) changed its investment strategy to normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index.

Beginning May 31, 2013, Alger International Growth Fund (formerly Alger Large Cap Growth Fund) changed its investment strategy to include securities of foreign companies of any market capitalization; its previous investment strategy considered securities of United States companies with a market capitalization equal to or greater than the companies in the Russell 1000 Growth Index.

Beginning April 1, 2011, Alger Growth & Income Fund changed its investment strategy to focus on securities that offer opportunities for capital appreciation as well as pay dividends. Previously, under the name “Alger Balanced
Fund”, its investment strategy focused on securities, including fixed-income, with an emphasis on income-producing and a potential for capital appreciation.

* Historical performance prior to the inception of the Class, is that of the Fund's Class A shares, which has been adjusted to remove the sales charge imposed by Class A shares and adding the higher operating expenses of the Class C shares.
† Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31, 1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER CAPITAL APPRECIATION FUND
Fund Highlights (Unaudited) Through April 30, 2016

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES
— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 1000 Growth Index
(unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Capital
Appreciation Fund Class A shares and the Russell 1000 Growth Index include reinvestment of dividends.
Performance for Alger Capital Appreciation Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	(7.86)%	9.04%	8.95%	8.38%
Class B (Inception 11/1/93)	(7.92)%	9.04%	8.81%	8.35%
Class C (Inception 7/31/97)*	(4.40)%	9.37%	8.69%	8.16%
Russell 1000 Growth Index	1.07%	11.44%	8.20%	6.74%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	(2.47)%	10.56%	n/a	12.06%
Russell 1000 Growth Index	1.07%	11.44%	n/a	12.54%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER CAPITAL APPRECIATION FUND
Fund Highlights (Unaudited) Through April 30, 2016 (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER INTERNATIONAL GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger International
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the MSCI AC WORLD INDEX ex
USA (unmanaged index of common stocks) for the ten years ended April 30, 2016. Beginning May 31, 2013
Alger International Growth Fund changed its investment strategy to include securities of foreign companies of any market capitalization. Previously, under the name “Alger Large Cap Growth Fund”, its investment strategy considered securities of United States companies with a market capitalization equal to or greater than the companies in the Russell 1000 Growth Index. Figures for the Alger International Growth Fund Class A shares and the index include reinvestment of dividends. Performance for the Alger International Growth Fund Class B, Class C, Class
I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Indices performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	(16.57)%	2.13%	2.36%	4.81%
Class B (Inception 11/11/86)	(16.90)%	2.14%	2.36%	4.77%
Class C (Inception 7/31/97)*	(13.47)%	2.40%	2.14%	4.59%
MSCI AC WORLD INDEX ex USA	(10.86)%	0.33%	2.15%	4.98%

				Since
	1 YEAR	5 YEARS	10 YEARS	5/31/2013
Class I (Inception 5/31/13)	(11.71)%	n/a	n/a	2.45%
MSCI AC WORLD INDEX ex USA	(10.86)%	n/a	n/a	1.21%

ALGER INTERNATIONAL GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited) (Continued)

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	(11.49)%	3.64%	n/a	4.92%
MSCI AC WORLD INDEX ex USA	(10.86)%	0.33%	n/a	1.98%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.
* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER MID CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Mid Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Mid Cap Growth
Fund Class A shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the
Alger Mid Cap Growth Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	(15.81)%	3.89%	3.06%	7.44%
Class B (Inception 5/24/93)	(16.26)%	3.90%	2.95%	7.40%
Class C (Inception 7/31/97)*	(12.83)%	4.13%	2.74%	6.88%
Russell Midcap Growth Index	(4.13)%	9.20%	7.38%	8.15%

				Since
	1 YEAR	5 YEARS	10 YEARS	5/28/2015
Class Z (Inception 5/28/15)	n/a	n/a	n/a	(14.19)%
Russell Midcap Growth Index	n/a	n/a	n/a	(5.78)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MID CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited) (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER SMID CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger SMid Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger SMid Cap
Growth Fund Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SMid Cap Growth Fund Class B, Class C, Class I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	5/8/2002
Class A (Inception 5/8/02)	(14.42)%	3.21%	4.84%	6.99%
Class B (Inception 5/8/02)	(13.04)%	3.33%	4.74%	6.93%
Class C (Inception 5/8/02)	(10.94)%	3.53%	4.59%	6.71%
Class I (Inception 8/5/07)*	(9.74)%	4.34%	5.49%	7.46%
Russell 2500 Growth Index	(6.76)%	8.23%	7.06%	8.34%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	(9.40)%	4.68%	n/a	6.95%
Russell 2500 Growth Index	(6.76)%	8.23%	n/a	10.18%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER SMID CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited) (Continued)

* Historical performance prior to August 5, 2007, inception of the class, is that of the Fund's Class A shares, which has been reduced to remove the sales charge imposed by Class A shares.

ALGER SMALL CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap
Growth Fund Class A shares, with a maximum sales charge of 5.25%, and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Small Cap
Growth Fund Class A shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small Cap Growth Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	(18.13)%	1.31%	3.70%	3.16%
Class B (Inception 11/11/86)	(17.45)%	1.58%	3.73%	3.14%
Class C (Inception 7/31/97)*	(14.88)%	1.47%	3.38%	2.96%
Russell 2000 Growth Index	(8.27)%	7.15%	6.14%	5.74%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	(13.27)%	2.66%	n/a	5.06%
Russell 2000 Growth Index	(8.27)%	7.15%	n/a	9.01%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER SMALL CAP GROWTH FUND
Fund Highlights Through April 30, 2016 (Unaudited) (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

ALGER SMALL CAP FOCUS FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

from 3/3/08 to 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small
Cap Focus Fund Class A shares, with an initial 5.25% maximum sales charge and the Russell 2000 Growth Index
(unmanaged indices of common stocks) from March 3, 2008, the inception date of the Alger Small Cap Focus
Fund, through April 30, 2016. Figures for the Alger Small Cap Focus Fund Class A shares and the Russell 2000
Growth Index include reinvestment of dividends. Performance for the Alger Small Cap Focus Fund Class C, Class
I and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	3/3/2008
Class A (Inception 3/3/08)	(15.25)%	3.23%	n/a	5.18%
Class C (Inception 3/3/08)	(12.07)%	3.64%	n/a	5.12%
Class I (Inception 3/3/08)	(10.40)%	4.58%	n/a	6.11%
Russell 2000 Growth Index	(8.27)%	7.15%	n/a	8.53%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/29/2010
Class Z (Inception 12/29/10)	(10.19)%	4.83%	n/a	7.13%
Russell 2000 Growth Index	(8.27)%	7.15%	n/a	9.01%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER HEALTH SCIENCES FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Health
Sciences Fund Class A shares, with a maximum sales charge of 5.25%, and the S&P 500 Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Health Sciences Fund Class
A shares and the S&P 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences
Fund Class B, Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	5/1/2002
Class A (Inception 5/1/02)	(21.46)%	7.47%	7.56%	9.89%
Class B (Inception 5/1/02)	(21.14)%	7.58%	7.45%	9.83%
Class C (Inception 5/1/02)	(18.41)%	7.81%	7.32%	9.60%
S&P 500 Index	1.21%	11.02%	6.91%	6.85%

				Since
	1 YEAR	5 YEARS	10 YEARS	5/28/2015
Class Z (Inception 5/28/15)	n/a	n/a	n/a	(24.18)%
S&P 500 Index	n/a	n/a	n/a	(0.71)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C and B returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER GROWTH & INCOME FUND
Fund Highlights Through April 30, 2016 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

— 10 years ended 04/30/16

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Growth
& Income Fund Class A shares, with a maximum sales charge of 5.25%, and the S&P 500 Index (an unmanaged index of common stocks), for the ten years ended April 30, 2016. Beginning April 1, 2011, Alger Growth & Income
Fund changed its investment strategy to focus on securities that offer opportunities for capital appreciation as well as pay dividends. Previously, under the name “Alger Balanced Fund”, its investment strategy focused on securities, including fixed-income, with an emphasis on income-producing and a potential for capital appreciation. Figures for the Alger Growth & Income Fund Class A shares, and the S&P 500 Index include reinvestment of dividends and/
or interest. Performance for the Alger Growth & Income Fund Class C and Class Z shares will vary from the results shown above due to differences in expenses and sales charges those classes bear. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/1996
Class A (Inception 12/31/96)	(5.62)%	8.82%	6.22%	7.43%
Class C (Inception 7/31/97)*	(2.09)%	9.17%	6.00%	7.21%
S&P 500 Index	1.21%	11.02%	6.91%	7.42%

	1 YEAR	5 YEARS	10 YEARS	Since 3/1/2012
Class Z (Inception 3/1/12)	(0.11)%	n/a	n/a	11.05%
S&P 500 Index	1.21%	n/a	n/a	12.65%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. Class A returns reflect the maximum initial sales charge and Class C returns reflect the applicable contingent deferred sales charge. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Prior to April 1,
2011, the Fund followed a different investment objective and different strategies under the name “Alger Balanced Fund”. The Fund will compare its performance to the S&P 500 Index to reflect its new investment objective and strategies. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER GROWTH & INCOME FUND
Fund Highlights Through April 30, 2016 (Unaudited) (Continued)

* Since inception performance is calculated since the inception of the Class A shares.  Historical performance prior to July 31,
1997, inception of the class, is that of the Fund's Class A shares, reduced to reflect the current maximum sales charge and the higher operating expenses of Class C shares.

PORTFOLIO SUMMARY†
April 30, 2016

	Alger Capital	Alger Mid Cap Growth	Alger SMid Cap Growth	Alger Small Cap Growth
SECTORS	Appreciation Fund	Fund	Fund	Fund
Consumer Discretionary	17.8%	25.7%	16.6%	12.0%
Consumer Staples	8.4	4.9	3.2	1.7
Energy	1.5	1.0	0.2	1.5
Financials	3.0	7.4	11.2	7.9
Health Care	18.4	14.8	25.2	27.5
Industrials	10.6	15.0	12.4	10.2
Information Technology	33.9	21.3	27.9	31.4
Materials	1.1	4.7	2.0	2.9
Telecommunication Services	1.9	0.0	0.3	0.0
Short-Term Investments and
Net Other Assets	3.4	5.2	1.0	4.9
	100.0%	100.0%	100.0%	100.0%

		Alger Small Cap Focus	Alger Health Sciences	Alger Growth & Income
SECTORS		Fund	Fund	Fund
Consumer Discretionary		3.8%	0.0%	13.4%
Consumer Staples		0.0	0.0	12.4
Energy		0.0	0.0	6.6
Financials		0.0	0.0	16.9
Health Care		35.8	98.5	14.7
Industrials		8.3	0.0	11.3
Information Technology		45.7	0.5	16.8
Materials		3.6	0.0	1.1
Telecommunication Services		0.0	0.0	3.6
Utilities		0.0	0.0	0.7
Short-Term Investments and Net Other Assets		2.8	1.0	2.5
		100.0%	100.0%	100.0%

PORTFOLIO SUMMARY†
April 30, 2016 (Continued)

Alger International
COUNTRY	Growth Fund
Australia	1.7%
Belgium	0.9
Brazil	0.9
Canada	4.2
China	9.5
Denmark	1.5
France	5.2
Germany	11.2
Hong Kong	1.9
India	3.1
Indonesia	0.5
Ireland	0.4
Israel	0.7
Italy	2.9
Japan	11.3
Luxembourg	1.2
Mexico	0.5
Netherlands	4.8
Norway	0.8
Portugal	0.5
South Africa	0.7
South Korea	1.8
Spain	1.7
Sweden	1.0
Switzerland	8.2
Taiwan	2.9
United Kingdom	12.7
United States	3.7
Cash and Net Other Assets	3.6
100.0%

† Based on net assets for each Fund.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	82,955	$34,841
AEROSPACE & DEFENSE—5.0%
Honeywell International, Inc.	770,594	88,055,776
Lockheed Martin Corp.	66,213	15,386,577
The Boeing Co.	118,060	15,914,488
TransDigm Group, Inc.*	10,400	2,369,848
		121,726,689
AIRLINES—1.3%
Delta Air Lines, Inc.	254,900	10,621,683
Southwest Airlines Co	343,000	15,301,230
Spirit Airlines, Inc.*	124,761	5,480,751
		31,403,664
ALTERNATIVE CARRIERS—0.6%
Level 3 Communications, Inc.*	279,488	14,606,043
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Hanesbrands, Inc.	213,300	6,192,099
PVH Corp.	70,000	6,692,000
Under Armour, Inc., Cl. A*	87,100	3,827,174
		16,711,273
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	241,289	22,734,250
salesforce.com, inc.*	412,453	31,263,937
		53,998,187
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	400,544	29,492,055
WABCO Holdings, Inc.*	40,600	4,553,696
		34,045,751
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	10,600	2,552,056
BIOTECHNOLOGY—4.7%
ACADIA Pharmaceuticals, Inc.*	192,100	6,204,830
Biogen, Inc.*	81,765	22,484,557
BioMarin Pharmaceutical, Inc.*	195,170	16,526,996
Celgene Corp.*	278,256	28,774,453
Gilead Sciences, Inc.	239,460	21,122,767
Incyte Corp.*	68,302	4,936,185
Vertex Pharmaceuticals, Inc.*	185,891	15,678,047
		115,727,835
BREWERS—1.6%
Anheuser-Busch InBev SA#	26,793	3,327,155
Molson Coors Brewing Co., Cl. B	381,678	36,499,867
		39,827,022
BROADCASTING—1.6%
CBS Corp., Cl. B	710,100	39,701,691
BROADCASTING & CABLE TV—0.1%
Discovery Communications, Inc., Series A*	87,800	2,397,818
BUILDING PRODUCTS—0.3%
Fortune Brands Home & Security, Inc.	76,070	4,215,039

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	15,883	$2,143,411
		6,358,450
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	674,281	40,969,314
COMMUNICATIONS EQUIPMENT—0.4%
Arista Networks, Inc.*	71,415	4,757,667
Ciena Corp.*	239,000	4,022,370
Cisco Systems, Inc.	72,500	1,993,025
		10,773,062
CONSUMER FINANCE—0.1%
LendingClub Corp.*	265,669	2,098,785
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Alliance Data Systems Corp.*	12,350	2,510,879
Sabre Corp.	351,000	10,161,450
Visa, Inc., Cl. A	1,047,406	80,901,639
		93,573,968
DIVERSIFIED CHEMICALS—0.1%
EI Du Pont de Nemours & Co.	39,700	2,616,627
DRUG RETAIL—1.5%
CVS Caremark Corp.	267,721	26,905,960
Walgreens Boots Alliance, Inc.	114,420	9,071,218
		35,977,178
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	144,100	9,117,207
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Stericycle, Inc.*	113,200	10,817,392
FOOD RETAIL—0.6%
The Kroger Co.	381,776	13,511,053
FOOTWEAR—0.1%
NIKE, Inc., Cl. B	38,200	2,251,508
GENERAL MERCHANDISE STORES—0.7%
Dollar General Corp.	131,392	10,762,319
Dollar Tree, Inc.*	88,655	7,066,690
		17,829,009
HEALTH CARE EQUIPMENT—3.5%
Boston Scientific Corp.*	661,000	14,489,120
DexCom, Inc.*	187,300	12,058,374
Edwards Lifesciences Corp.*	194,000	20,604,740
Intuitive Surgical, Inc.*	5,100	3,194,436
Medtronic PLC.	172,000	13,613,800
STERIS PLC.	224,967	15,898,418
Stryker Corp.	64,100	6,987,541
		86,846,429
HEALTH CARE FACILITIES—0.9%
Amsurg Corp.*	75,200	6,089,696
HCA Holdings, Inc.*	62,508	5,039,395
Universal Health Services, Inc., Cl. B	83,200	11,122,176
		22,251,267

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard, Inc.	111,211	$3,833,443
Electronic Arts, Inc.*	369,000	22,822,650
		26,656,093
HOME IMPROVEMENT RETAIL—0.9%
Lowe's Companies, Inc.	32,800	2,493,456
The Home Depot, Inc.	147,565	19,757,478
		22,250,934
HOTELS RESORTS & CRUISE LINES—1.6%
Ctrip.com International Ltd.#*	162,006	7,065,082
Diamond Resorts International, Inc.*	156,600	3,321,486
Norwegian Cruise Line Holdings Ltd.*	344,400	16,837,716
Royal Caribbean Cruises Ltd.	150,800	11,671,920
		38,896,204
HOUSEWARES & SPECIALTIES—1.1%
Newell Brands, Inc.	566,904	25,816,808
HYPERMARKETS & SUPER CENTERS—0.5%
Costco Wholesale Corp.	80,900	11,983,717
INDUSTRIAL CONGLOMERATES—0.8%
3M Co.	47,000	7,866,860
General Electric Co.	391,575	12,040,931
		19,907,791
INDUSTRIAL GASES—0.1%
Air Products & Chemicals, Inc.	17,359	2,532,505
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	139,800	7,094,850
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T, Inc.	442,300	17,170,086
Verizon Communications, Inc.	279,900	14,258,106
		31,428,192
INTERNET RETAIL—4.3%
Amazon.com, Inc.*	149,204	98,413,466
NetFlix, Inc.*	65,963	5,938,649
The Priceline Group, Inc.*	1,000	1,343,660
		105,695,775
INTERNET SOFTWARE & SERVICES—13.2%
Alphabet, Inc., Cl. C*	236,291	163,752,026
comScore, Inc.*	295,800	9,057,396
Facebook, Inc., Cl. A*	951,167	111,838,216
LinkedIn Corp., Cl. A*	53,237	6,671,128
Match Group, Inc.*	331,100	3,774,540
Palantir Technologies, Inc., Cl. A*,@	153,282	1,686,102
Stamps.com, Inc.*	26,300	2,166,068
Twitter, Inc.*	48,000	701,760
Yahoo! Inc.*	695,387	25,451,164
		325,098,400
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	365,234	9,883,232

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—(CONT.)
The Goldman Sachs Group, Inc.	11,400	$1,870,854
		11,754,086
LEISURE PRODUCTS—0.5%
Coach, Inc.	317,800	12,797,806
LIFE SCIENCES TOOLS & SERVICES—2.0%
Thermo Fisher Scientific, Inc.	348,507	50,272,135
MANAGED HEALTH CARE—2.3%
Aetna, Inc.	78,243	8,784,342
Humana, Inc.	33,700	5,967,259
UnitedHealth Group, Inc.	314,695	41,439,037
		56,190,638
MOVIES & ENTERTAINMENT—0.4%
The Walt Disney Co.	37,744	3,897,445
Time Warner, Inc.	85,748	6,443,105
		10,340,550
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	198,200	8,187,642
Weatherford International PLC.*	467,000	3,796,710
		11,984,352
OIL & GAS EXPLORATION & PRODUCTION—0.7%
EOG Resources, Inc.	170,200	14,061,924
Pioneer Natural Resources Co.	25,000	4,152,500
		18,214,424
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Bank of America Corp.	587,041	8,547,317
PACKAGED FOODS & MEATS—0.7%
Mead Johnson Nutrition Co., Cl. A	14,600	1,272,390
The Kraft Heinz Co.	122,200	9,540,154
The WhiteWave Foods Co.*	106,400	4,278,344
TreeHouse Foods, Inc.*	17,200	1,520,480
		16,611,368
PHARMACEUTICALS—4.9%
Allergan PLC.*	247,622	53,625,020
Bristol-Myers Squibb Co.	563,060	40,641,671
Eli Lilly & Co.	128,600	9,713,158
Pacira Pharmaceuticals, Inc.*	210,200	11,373,922
Pfizer, Inc.	112,400	3,676,604
Shire PLC.	39,883	2,489,035
		121,519,410
RAILROADS—0.3%
Union Pacific Corp.	93,226	8,132,104
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	162,800	12,630,024
RESTAURANTS—1.5%
McDonald's Corp.	127,807	16,166,307
Starbucks Corp.	346,835	19,502,532
		35,668,839

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SECURITY & ALARM SERVICES—0.5%
Tyco International PLC.	319,058	$12,290,114
SEMICONDUCTORS—2.6%
Broadcom Ltd.	182,656	26,622,112
Microsemi Corp.*	421,500	14,242,485
NXP Semiconductors NV*	234,667	20,012,402
Skyworks Solutions, Inc.	61,051	4,079,428
		64,956,427
SOFT DRINKS—2.0%
Monster Beverage Corp.*	40,300	5,812,066
PepsiCo, Inc.	431,092	44,385,232
		50,197,298
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc.*	291,200	11,158,784
SPECIALIZED FINANCE—0.2%
S&P Global, Inc.	45,764	4,889,883
SPECIALTY CHEMICALS—0.9%
Celanese Corp.	36,900	2,608,830
PPG Industries, Inc.	78,661	8,683,388
The Sherwin-Williams Co.	37,400	10,745,394
		22,037,612
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	167,181	18,149,169
SYSTEMS SOFTWARE—5.7%
Fortinet, Inc.*	200,200	6,508,502
Microsoft Corp.	2,185,388	108,985,299
Oracle Corp.	93,200	3,714,952
Red Hat, Inc.*	120,900	8,870,433
ServiceNow, Inc.*	171,066	12,227,798
		140,306,984
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.6%
Apple, Inc.	1,206,730	113,118,870
TOBACCO—1.5%
Altria Group, Inc.	359,706	22,557,163
Philip Morris International, Inc.	135,600	13,305,072
		35,862,235
TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	648,678	22,236,682
TOTAL COMMON STOCKS
(Cost $2,128,378,204)		2,314,952,499
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	715,332	300,439
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	692,982
		993,421
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	625,130	6,876,430
Palantir Technologies, Inc., Cl. D*,@	81,445	895,895
		7,772,325

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	76,682	$2,534,340
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		11,300,086
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	644,852	17,694,739
(Cost $20,992,274)		17,694,739
REAL ESTATE INVESTMENT TRUST—1.2%	SHARES	VALUE
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	597,760	16,426,445
SPECIALIZED—0.5%
Crown Castle International Corp.	137,200	11,919,936
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $29,337,555)		28,346,381
Total Investments
(Cost $2,187,419,545)(b)	96.6%	2,372,293,705
Other Assets in Excess of Liabilities	3.4%	84,739,355
NET ASSETS	100.0%	$2,457,033,060

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$2,232,889,204, amounted to $139,404,501 which consisted of aggregate gross unrealized appreciation of $237,600,135 and aggregate gross unrealized depreciation of $98,195,634.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Choicestream, Inc.	03/14/14	$24,057	0.00%	$34,841	0.00%
Choicestream, Inc., Cl. A	12/17/13	572,038	0.03%	300,439	0.01%
Choicestream, Inc., Cl. B	07/10/14	989,973	0.05%	692,982	0.03%
Intarcia Therapeutics, Inc.	03/27/14	2,483,730	0.14%	2,534,340	0.10%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	1,686,102	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	6,876,430	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	895,895	0.04%
Total				$13,021,029	0.53%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AUSTRALIA—1.7%
DIVERSIFIED BANKS—1.7%
Westpac Banking Corp.	144,500	$3,391,707
(Cost $3,135,965)
BELGIUM—0.9%
FOOD RETAIL—0.9%
Delhaize Group	17,700	1,859,998
(Cost $1,557,863)
BRAZIL—0.9%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.2%
BR Malls Participacoes SA	86,900	427,953
INDEPENDENT POWER AND RENEWABLE ENERGY—0.5%
AES Tiete Energia SA	244,800	1,005,462
MULTI-LINE INSURANCE—0.2%
BB Seguridade Participacoes SA	38,600	336,843
TOTAL BRAZIL
(Cost $1,766,308)		1,770,258
CANADA—4.2%
FOOD RETAIL—0.8%
Alimentation Couche-Tard, Inc.	39,100	1,714,639
GOLD—0.6%
Goldcorp, Inc.	63,500	1,279,923
INTEGRATED OIL & GAS—2.8%
Cenovus Energy, Inc.	201,100	3,189,187
Suncor Energy, Inc.	84,500	2,481,371
		5,670,558
TOTAL CANADA
(Cost $8,163,377)		8,665,120
CHINA—9.5%
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Anta Sports Products Ltd.	444,000	1,132,117
CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.	712,800	1,108,507
DIVERSIFIED BANKS—0.7%
China Construction Bank Corp.	2,404,100	1,526,919
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
PAX Global Technology Ltd.	1,200,000	1,035,012
HEALTH CARE FACILITIES—1.2%
Phoenix Healthcare Group Co., Ltd.	1,639,000	2,482,881
INDUSTRIAL CONGLOMERATES—0.8%
China Everbright International Ltd.	1,500,000	1,685,082
INTERNET SOFTWARE & SERVICES—3.0%
Alibaba Group Holding Ltd.#*	38,900	2,992,966
Tencent Holdings Ltd.	156,300	3,180,462
		6,173,428

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
LIFE & HEALTH INSURANCE—0.9%
Ping An Insurance Group Co., of China Ltd.	398,100	$1,868,329
REAL ESTATE DEVELOPMENT—1.3%
China Overseas Land & Investment Ltd.	809,000	2,567,998
TOTAL CHINA
(Cost $19,028,197)		19,580,273
DENMARK—1.5%
PHARMACEUTICALS—1.5%
Novo Nordisk A/S, Cl. B	53,700	2,998,353
(Cost $3,041,438)
FRANCE—5.2%
BIOTECHNOLOGY—0.5%
DBV Technologies SA#*	12,100	411,037
Innate Pharma SA*	48,350	699,600
		1,110,637
DIVERSIFIED BANKS—1.4%
BNP Paribas SA	54,400	2,880,965
HEALTH CARE SUPPLIES—0.5%
Essilor International SA	7,800	1,009,756
INTEGRATED OIL & GAS—2.6%
TOTAL SA	104,600	5,286,566
INTERNET SOFTWARE & SERVICES—0.2%
Criteo SA#*	10,600	441,914
TOTAL FRANCE
(Cost $10,519,348)		10,729,838
GERMANY—11.2%
AUTO PARTS & EQUIPMENT—1.3%
Continental AG	12,400	2,730,646
AUTOMOBILE MANUFACTURERS—2.2%
Bayerische Motoren Werke AG	30,146	2,788,915
Daimler AG	26,600	1,853,399
		4,642,314
HEALTH CARE SERVICES—1.5%
Fresenius Medical Care AG & Co.	35,400	3,081,113
INDUSTRIAL CONGLOMERATES—1.3%
Siemens AG	24,900	2,605,742
INTEGRATED TELECOMMUNICATION SERVICES—2.0%
Deutsche Telekom AG	229,800	4,033,777
MULTI-LINE INSURANCE—1.7%
Allianz SE	20,100	3,419,570
PAPER PRODUCTS—1.2%
Sappi Ltd.#	32,400	2,542,138
TOTAL GERMANY
(Cost $23,403,001)		23,055,300

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HONG KONG—1.9%
LIFE & HEALTH INSURANCE—1.9%
AIA Group Ltd.	646,504	$3,860,812
(Cost $3,128,711)
INDIA—3.1%
DIVERSIFIED BANKS—1.5%
HDFC Bank Ltd.	155,200	3,150,582
PHARMACEUTICALS—1.6%
Aurobindo Pharma Ltd.	125,000	1,422,440
Sun Pharmaceutical Industries Ltd.	144,000	1,758,602
		3,181,042
TOTAL INDIA
(Cost $5,110,457)		6,331,624
INDONESIA—0.5%
DIVERSIFIED BANKS—0.5%
Bank Rakyat Indonesia Persero Tbk., PT	1,260,000	984,896
(Cost $1,034,591)
IRELAND—0.4%
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	13,200	835,164
(Cost $764,297)
ISRAEL—0.7%
PHARMACEUTICALS—0.7%
Teva Pharmaceutical Industries Ltd.#	25,900	1,410,255
(Cost $1,631,129)
ITALY—2.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Azimut Holding SpA	55,700	1,405,943
DIVERSIFIED BANKS—1.0%
Intesa Sanpaolo SpA*	731,600	2,033,702
GAS UTILITIES—1.2%
Snam SpA*	425,200	2,600,267
TOTAL ITALY
(Cost $6,453,844)		6,039,912
JAPAN—11.3%
AUTOMOBILE MANUFACTURERS—0.5%
Toyota Motor Corp.	20,225	1,024,574
COMMODITY CHEMICALS—1.1%
Toray Industries, Inc.	272,750	2,276,829
DIVERSIFIED BANKS—1.8%
Mitsubishi UFJ Financial Group, Inc.	810,400	3,737,563
DIVERSIFIED REAL ESTATE ACTIVITIES—2.5%
Mitsui Fudosan Co., Ltd.	132,300	3,229,115
Sumitomo Realty & Development Co., Ltd.	66,000	1,917,862
		5,146,977
ELECTRONIC COMPONENTS—1.1%
Murata Manufacturing Co., Ltd.	17,700	2,306,871

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
JAPAN—(CONT.)
FOOD RETAIL—1.0%
Seven & i Holdings Co., Ltd.	49,800	$2,030,721
HOMEBUILDING—0.8%
Haseko Corp.	185,100	1,672,758
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
Electric Power Development Co., Ltd.	33,500	1,009,009
INDUSTRIAL MACHINERY—0.9%
DMG Mori Co., Ltd.*	155,000	1,737,960
TOBACCO—1.1%
Japan Tobacco, Inc.	55,900	2,282,564
TOTAL JAPAN
(Cost $24,774,510)		23,225,826
LUXEMBOURG—1.2%
DIVERSIFIED REAL ESTATE ACTIVITIES—1.2%
Grand City Properties SA	110,400	2,442,544
(Cost $1,725,402)
MEXICO—0.5%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.5%
Corp Inmobiliaria Vesta SAB de CV	609,030	992,402
(Cost $1,261,008)
NETHERLANDS—4.8%
DIVERSIFIED BANKS—1.5%
ING Groep NV	256,000	3,136,875
PERSONAL PRODUCTS—1.4%
Unilever NV	66,800	2,934,514
SEMICONDUCTOR EQUIPMENT—0.6%
ASML Holding NV#	12,957	1,251,646
SEMICONDUCTORS—1.3%
NXP Semiconductors NV*	30,300	2,583,984
TOTAL NETHERLANDS
(Cost $10,308,227)		9,907,019
NORWAY—0.8%
DIVERSIFIED BANKS—0.8%
DNB ASA*	125,600	1,607,990
(Cost $1,618,654)
PORTUGAL—0.5%
BROADCASTING—0.5%
NOS SGPS SA*	152,600	1,094,128
(Cost $1,173,478)
SOUTH AFRICA—0.7%
PHARMACEUTICALS—0.7%
Aspen Pharmacare Holdings Ltd.	58,000	1,368,340
(Cost $1,094,605)
SOUTH KOREA—1.8%
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
SFA Engineering Corp.*	21,000	1,041,780

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
SEMICONDUCTORS—1.3%
Samsung Electronics Co., Ltd.	2,350	$2,547,288
TOTAL SOUTH KOREA
(Cost $3,770,614)		3,589,068
SPAIN—1.7%
ELECTRIC UTILITIES—1.7%
Iberdrola SA	346,700	2,468,067
Red Electrica Corp., SA	12,300	1,100,041
		3,568,108
(Cost $3,396,695)
SWEDEN—1.0%
BUILDING PRODUCTS—0.8%
Assa Abloy AB, Cl. B	80,800	1,696,956
INDUSTRIAL MACHINERY—0.2%
Arcam AB*	18,900	412,329
TOTAL SWEDEN
(Cost $2,252,179)		2,109,285
SWITZERLAND—8.2%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Cie Financiere Richemont SA	24,000	1,600,327
DIVERSIFIED CAPITAL MARKETS—1.3%
UBS Group AG	151,700	2,629,789
IT CONSULTING & OTHER SERVICES—0.8%
Luxoft Holding, Inc.*	28,400	1,641,804
PACKAGED FOODS & MEATS—2.3%
Nestle SA	64,000	4,776,940
PHARMACEUTICALS—2.3%
Novartis AG	30,600	2,328,729
Roche Holding AG	9,448	2,390,431
		4,719,160
PROPERTY & CASUALTY INSURANCE—0.7%
Chubb Ltd.	12,700	1,496,822
TOTAL SWITZERLAND
(Cost $17,693,910)		16,864,842
TAIWAN—2.9%
ELECTRONIC COMPONENTS—0.6%
Largan Precision Co., Ltd.*	17,000	1,185,493
SEMICONDUCTORS—1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.*	760,000	3,488,260
TEXTILES—0.6%
Eclat Textile Co., Ltd.*	120,000	1,364,498
TOTAL TAIWAN
(Cost $6,049,566)		6,038,251
UNITED KINGDOM—12.7%
HOUSEHOLD PRODUCTS—2.1%
Reckitt Benckiser Group PLC.	43,762	4,263,683

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED KINGDOM—(CONT.)
INDUSTRIAL GASES—1.2%
Essentra PLC.*	209,400	$2,490,609
INTEGRATED OIL & GAS—3.0%
BP PLC.	406,100	2,237,590
Royal Dutch Shell PLC., Cl. A	85,100	2,248,161
Royal Dutch Shell PLC., Cl. B	65,932	1,731,214
		6,216,965
MULTI-UTILITIES—1.4%
National Grid PLC.	200,500	2,861,149
PHARMACEUTICALS—0.6%
Shire PLC.	19,900	1,241,927
TOBACCO—2.8%
British American Tobacco PLC.	43,511	2,653,229
Imperial Brands PLC.*	57,200	3,110,467
		5,763,696
TRADING COMPANIES & DISTRIBUTORS—1.0%
Ashtead Group PLC.	155,200	2,064,280
WIRELESS TELECOMMUNICATION SERVICES—0.6%
Vodafone Group PLC.	383,200	1,234,735
TOTAL UNITED KINGDOM
(Cost $25,322,546)		26,137,044
UNITED STATES—3.7%
AUTO PARTS & EQUIPMENT—0.4%
Delphi Automotive PLC.	10,000	736,300
HEALTH CARE EQUIPMENT—0.9%
Medtronic PLC.	13,200	1,044,780
STERIS PLC.	11,700	826,839
		1,871,619
OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International PLC.*	135,500	1,101,615
PHARMACEUTICALS—1.0%
Allergan PLC.*	9,300	2,014,008
SEMICONDUCTORS—0.9%
Broadcom Ltd.	13,400	1,953,050
TOTAL UNITED STATES
(Cost $8,078,706)		7,676,592
TOTAL COMMON STOCKS
(Cost $197,258,626)		198,134,949
Total Investments
(Cost $197,258,626)(a)	96.4%	198,134,949
Other Assets in Excess of Liabilities	3.6%	7,329,017
NET ASSETS	100.0%	$205,463,966

# American Depositary Receipts.
(a) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$197,258,626, amounted to $876,323 which consisted of aggregate gross unrealized appreciation of $15,766,489 and aggregate gross unrealized depreciation of $14,890,166.

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—89.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.3%
Hexcel Corp.	36,100	$1,634,247
TransDigm Group, Inc.*	9,400	2,141,978
		3,776,225
AIRLINES—1.8%
Southwest Airlines Co	34,900	1,556,889
Spirit Airlines, Inc.*	11,100	487,623
United Continental Holdings, Inc.*	20,900	957,429
		3,001,941
APPAREL ACCESSORIES & LUXURY GOODS—3.3%
Hanesbrands, Inc.	66,900	1,942,107
lululemon athletica, Inc.*	11,300	740,715
PVH Corp.	15,000	1,434,000
Under Armour, Inc., Cl. A*	16,200	711,828
Under Armour, Inc., Cl. C*	14,400	587,520
		5,416,170
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	16,800	957,096
Ross Stores, Inc.	34,300	1,947,554
		2,904,650
APPLICATION SOFTWARE—0.5%
Guidewire Software, Inc.*	4,700	267,759
Intuit, Inc.	5,300	534,717
		802,476
AUTO PARTS & EQUIPMENT—2.1%
Delphi Automotive PLC.	26,550	1,954,876
WABCO Holdings, Inc.*	13,800	1,547,808
		3,502,684
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	800	192,608
AUTOMOTIVE RETAIL—0.9%
O'Reilly Automotive, Inc.*	5,600	1,471,008
BIOTECHNOLOGY—3.1%
Anacor Pharmaceuticals, Inc.*	7,900	495,646
BioMarin Pharmaceutical, Inc.*	10,500	889,140
Bluebird Bio, Inc.*	7,100	314,885
Incyte Corp.*	11,700	845,559
Portola Pharmaceuticals, Inc.*	15,700	373,032
Ultragenyx Pharmaceutical, Inc.*	8,900	601,818
United Therapeutics Corp.*	7,800	820,560
Vertex Pharmaceuticals, Inc.*	8,700	733,758
		5,074,398
BROADCASTING—1.2%
CBS Corp., Cl. B	33,900	1,895,349
BROADCASTING & CABLE TV—0.7%
Discovery Communications, Inc., Series A*	43,500	1,187,985

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—2.8%
Allegion PLC.	34,600	$2,264,570
AO Smith Corp.	11,600	895,752
Fortune Brands Home & Security, Inc.	26,600	1,473,906
		4,634,228
CASINOS & GAMING—1.1%
Penn National Gaming, Inc.*	58,600	945,218
Red Rock Resorts, Inc., Cl. A*	43,400	808,976
		1,754,194
COMMUNICATIONS EQUIPMENT—2.7%
Arista Networks, Inc.*	12,700	846,074
Ciena Corp.*	28,800	484,704
F5 Networks, Inc.*	12,722	1,332,630
Finisar Corp.*	29,800	490,508
Lumentum Holdings, Inc.*	19,700	498,410
Palo Alto Networks, Inc.*	4,700	709,089
		4,361,415
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.6%
Wabtec Corp.	11,900	986,867
CONSUMER FINANCE—0.1%
LendingClub Corp.*	27,100	214,090
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	5,600	1,138,536
Fiserv, Inc.*	19,900	1,944,628
MAXIMUS, Inc.	26,000	1,375,400
Sabre Corp.	47,300	1,369,335
Vantiv, Inc., CL. A*	13,700	747,198
		6,575,097
DISTILLERS & VINTNERS—0.4%
Constellation Brands Inc., Cl. A	3,800	593,028
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Stericycle, Inc.*	14,400	1,376,064
FOOD RETAIL—0.8%
The Kroger Co.	36,000	1,274,040
GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp.	21,800	1,785,638
Dollar Tree, Inc.*	17,600	1,402,896
		3,188,534
HEALTH CARE EQUIPMENT—5.1%
ABIOMED, Inc.*	15,400	1,495,956
DexCom, Inc.*	29,700	1,912,086
Edwards Lifesciences Corp.*	20,000	2,124,200
Hologic, Inc.*	39,200	1,316,728
IDEXX Laboratories, Inc.*	14,300	1,206,205
STERIS PLC.	4,600	325,082
		8,380,257

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—3.6%
Acadia Healthcare Co., Inc.*	22,700	$1,434,413
Amsurg Corp.*	16,300	1,319,974
Universal Health Services, Inc., Cl. B	13,000	1,737,840
VCA Antech, Inc.*	22,700	1,429,419
		5,921,646
HEALTH CARE SERVICES—0.8%
Adeptus Health, Inc., Cl. A*	12,100	824,252
Diplomat Pharmacy, Inc.*	14,400	436,176
		1,260,428
HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts, Inc.*	19,300	1,193,705
HOMEBUILDING—0.2%
Toll Brothers, Inc.*	14,200	387,660
HOTELS RESORTS & CRUISE LINES—5.7%
Ctrip.com International Ltd.#*	9,200	401,212
Diamond Resorts International, Inc.*	100,400	2,129,484
Norwegian Cruise Line Holdings Ltd.*	76,400	3,735,196
Royal Caribbean Cruises Ltd.	39,000	3,018,600
		9,284,492
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	17,900	1,659,330
HOUSEWARES & SPECIALTIES—2.3%
Newell Brands, Inc.	81,367	3,705,453
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	5,400	787,806
INDUSTRIAL MACHINERY—1.5%
Colfax Corp.*	24,700	801,021
Donaldson Co., Inc.	33,400	1,091,512
Graco, Inc.	6,335	496,601
		2,389,134
INTERNET SOFTWARE & SERVICES—2.8%
comScore, Inc.*	30,300	927,786
Cornerstone OnDemand, Inc.*	19,200	659,520
Criteo SA#*	13,200	550,308
LinkedIn Corp., Cl. A*	4,400	551,364
Palantir Technologies, Inc., Cl. A*,@	16,376	180,136
SPS Commerce, Inc.*	15,100	769,043
Stamps.com, Inc.*	8,800	724,768
Twitter, Inc.*	12,400	181,288
		4,544,213
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	32,600	972,458
LEISURE PRODUCTS—0.9%
Coach, Inc.	37,000	1,489,990

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—0.3%
Quintiles Transnational Holdings, Inc.*	7,600	$524,932
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	23,500	464,125
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	10,800	374,544
Newfield Exploration Co.*	8,900	322,625
PDC Energy, Inc.*	6,400	401,856
		1,099,025
PACKAGED FOODS & MEATS—2.1%
ConAgra Foods, Inc.	5,700	253,992
Mead Johnson Nutrition Co., Cl. A	5,900	514,185
The WhiteWave Foods Co.*	29,300	1,178,153
TreeHouse Foods, Inc.*	17,300	1,529,320
		3,475,650
PHARMACEUTICALS—0.9%
Akorn, Inc.*	5,700	145,065
Jazz Pharmaceuticals PLC.*	2,800	421,960
Pacira Pharmaceuticals, Inc.*	15,600	844,116
		1,411,141
REAL ESTATE SERVICES—0.3%
Jones Lang LaSalle, Inc.	4,500	518,265
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	50,100	1,144,785
Signature Bank*	11,400	1,571,262
		2,716,047
RESEARCH & CONSULTING SERVICES—2.2%
CoStar Group, Inc.*	4,700	927,357
Verisk Analytics, Inc., Cl. A*	35,000	2,715,300
		3,642,657
SECURITY & ALARM SERVICES—0.8%
Tyco International PLC.	33,600	1,294,272
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.	17,100	1,306,440
SEMICONDUCTORS—4.3%
Broadcom Ltd.	18,100	2,638,075
Cavium Networks, Inc.*	11,600	572,692
Microsemi Corp.*	32,300	1,091,417
NXP Semiconductors NV*	14,800	1,262,144
Skyworks Solutions, Inc.	22,700	1,516,814
		7,081,142
SOFT DRINKS—0.6%
Monster Beverage Corp.*	6,800	980,696
SPECIALIZED CONSUMER SERVICES—1.2%
ServiceMaster Global Holdings, Inc.*	52,900	2,027,128

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED FINANCE—1.3%
Moody's Corp.	4,000	$382,880
S&P Global, Inc.	16,400	1,752,340
		2,135,220
SPECIALTY CHEMICALS—4.2%
Axalta Coating Systems Ltd.*	49,000	1,395,030
Balchem Corp.	10,400	638,144
Celanese Corp.	16,900	1,194,830
PPG Industries, Inc.	15,700	1,733,123
The Sherwin-Williams Co.	6,500	1,867,515
		6,828,642
SPECIALTY STORES—3.2%
Signet Jewelers Ltd.	13,900	1,508,984
The Michaels Cos, Inc.*	36,800	1,046,224
Tractor Supply Co.	13,500	1,277,910
Ulta Salon, Cosmetics & Fragrance, Inc.*	6,500	1,353,820
		5,186,938
SYSTEMS SOFTWARE—4.4%
Fortinet, Inc.*	59,900	1,947,349
Proofpoint, Inc.*	14,300	833,118
Red Hat, Inc.*	9,300	682,341
ServiceNow, Inc.*	37,000	2,644,760
Tableau Software, Inc., Cl. A*	6,900	356,730
TubeMogul, Inc.*	62,000	803,520
		7,267,818
TRADING COMPANIES & DISTRIBUTORS—1.6%
HD Supply Holdings, Inc.*	75,800	2,598,424
TRUCKING—0.3%
Old Dominion Freight Line, Inc.*	8,600	568,030
TOTAL COMMON STOCKS
(Cost $143,875,571)		147,286,215
PREFERRED STOCKS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—1.0%
Prosetta Biosciences, Inc.*,@,(a)	219,610	992,637
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	653,400
		1,646,037
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	66,787	734,657
Palantir Technologies, Inc., Cl. D*,@	8,701	95,711
		830,368
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		2,476,405
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	21,800	736,186

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	30,800	$846,384
OFFICE—0.7%
Digital Realty Trust, Inc.	12,800	1,126,144
SPECIALIZED—1.6%
Crown Castle International Corp.	20,100	1,746,288
Lamar Advertising Co., Cl. A	13,200	818,928
		2,565,216
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,424,287)		5,273,930
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	314,956
(Cost $314,956)		314,956
Total Investments
(Cost $152,594,503)(b)	94.8%	155,351,506
Other Assets in Excess of Liabilities	5.2%	8,561,034
NET ASSETS	100.0%	$163,912,540

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $152,771,520, amounted to $2,579,986 which consisted of aggregate gross unrealized appreciation of $13,172,118 and aggregate gross unrealized depreciation of $10,592,132.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
JS Kred SPV I, LLC.	06/26/15	$314,956	0.15%	$314,956	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	106,558	0.05%	180,136	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	441,024	0.22%	734,657	0.45%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	95,711	0.06%
Prosetta Biosciences, Inc.	02/06/15	988,245	0.50%	992,637	0.60%
Tolero Pharmaceuticals, Inc.	08/01/14	1,003,888	0.45%	439,353	0.27%
Tolero Pharmaceuticals, Inc.	10/31/14	489,082	0.23%	214,047	0.13%
Total				$2,971,497	1.81%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.6%
Hexcel Corp.	38,750	$1,754,213
AIRLINES—1.1%
Spirit Airlines, Inc.*	75,650	3,323,305
ALTERNATIVE CARRIERS—0.3%
Zayo Group Holdings, Inc.*	31,000	804,760
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Ralph Lauren Corp.	58,700	5,471,427
APPLICATION SOFTWARE—7.1%
Blackbaud, Inc.	47,350	2,924,809
Ellie Mae, Inc.*	14,100	1,178,760
Fair Isaac Corp.	7,450	794,989
HubSpot, Inc.*	74,100	3,281,889
Manhattan Associates, Inc.*	59,700	3,614,238
Splunk, Inc.*	60,600	3,149,988
Tyler Technologies, Inc.*	22,950	3,360,110
Ultimate Software Group, Inc.*	19,800	3,892,482
		22,197,265
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Affiliated Managers Group, Inc.*	32,050	5,458,756
WisdomTree Investments, Inc.	434,550	4,732,249
		10,191,005
AUTO PARTS & EQUIPMENT—1.8%
Lear Corp.	27,250	3,137,293
WABCO Holdings, Inc.*	22,350	2,506,776
		5,644,069
BIOTECHNOLOGY—3.6%
ACADIA Pharmaceuticals, Inc.*	71,900	2,322,370
Anacor Pharmaceuticals, Inc.*	21,500	1,348,910
Halozyme Therapeutics, Inc.*	40,300	425,165
Heron Therapeutics, Inc.*	17,200	368,768
Incyte Corp.*	10,950	791,356
Neurocrine Biosciences, Inc.*	33,850	1,542,883
Portola Pharmaceuticals, Inc.*	62,750	1,490,940
TESARO, Inc.*	25,700	1,065,008
Ultragenyx Pharmaceutical, Inc.*	26,300	1,778,406
		11,133,806
BUILDING PRODUCTS—2.7%
Allegion PLC.	35,500	2,323,475
Fortune Brands Home & Security, Inc.	47,200	2,615,352
Masonite International Corp.*	53,250	3,602,895
		8,541,722
CASINOS & GAMING—1.2%
Penn National Gaming, Inc.*	226,400	3,651,832
COMMUNICATIONS EQUIPMENT—0.8%
Finisar Corp.*	52,800	869,088

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—(CONT.)
Lumentum Holdings, Inc.*	62,450	$1,579,985
		2,449,073
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.5%
Wabtec Corp.	56,150	4,656,520
CONSUMER FINANCE—2.0%
LendingClub Corp.*	776,750	6,136,325
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Broadridge Financial Solutions	39,700	2,375,648
Euronet Worldwide, Inc.*	64,000	4,934,400
		7,310,048
ELECTRONIC EQUIPMENT MANUFACTURERS—1.3%
FEI Co.	18,050	1,606,811
FLIR Systems, Inc.	85,000	2,567,850
		4,174,661
ELECTRONIC MANUFACTURING SERVICES—0.5%
Trimble Navigation Ltd.*	63,050	1,510,048
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections, Inc.	36,825	2,477,586
FOOD DISTRIBUTORS—0.9%
Performance Food Group Co.*	103,500	2,678,580
HEALTH CARE EQUIPMENT—5.5%
Abaxis, Inc.	36,300	1,645,116
ABIOMED, Inc.*	56,650	5,502,981
Cantel Medical Corp.	45,950	3,078,191
DexCom, Inc.*	35,500	2,285,490
IDEXX Laboratories, Inc.*	9,900	835,065
STERIS PLC.	55,650	3,932,785
		17,279,628
HEALTH CARE FACILITIES—3.7%
Acadia Healthcare Co., Inc.*	44,400	2,805,636
Amsurg Corp.*	69,400	5,620,012
Surgery Partners, Inc.*	77,950	1,269,805
VCA Antech, Inc.*	31,650	1,993,001
		11,688,454
HEALTH CARE SERVICES—1.0%
Diplomat Pharmacy, Inc.*	104,300	3,159,247
HEALTH CARE SUPPLIES—1.0%
DENTSPLY SIRONA, Inc.	25,050	1,492,980
Neogen Corp.*	32,950	1,556,558
		3,049,538
HEALTH CARE TECHNOLOGY—1.8%
Medidata Solutions, Inc.*	47,450	2,070,243
Veeva Systems, Inc., Cl. A*	60,350	1,660,229

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT.)
Vocera Communications, Inc.*	155,715	$1,824,980
		5,555,452
HOME ENTERTAINMENT SOFTWARE—0.3%
Take-Two Interactive Software, Inc.*	30,850	1,054,453
HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	35,462	2,084,456
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	57,450	1,568,385
HOTELS RESORTS & CRUISE LINES—1.2%
Diamond Resorts International, Inc.*	174,500	3,701,145
HOUSEWARES & SPECIALTIES—0.8%
Newell Brands, Inc.	58,013	2,641,912
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
On Assignment, Inc.*	86,050	3,102,963
WageWorks, Inc.*	54,250	2,921,905
		6,024,868
INDUSTRIAL MACHINERY—1.4%
Donaldson Co., Inc.	63,000	2,058,840
Sun Hydraulics Corp.	69,950	2,474,831
		4,533,671
INTERNET SOFTWARE & SERVICES—6.2%
Criteo SA#*	117,500	4,898,575
Match Group, Inc.*	427,050	4,868,370
Palantir Technologies, Inc., Cl. A*,@	81,310	894,410
SPS Commerce, Inc.*	28,600	1,456,598
Stamps.com, Inc.*	86,950	7,161,202
		19,279,155
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	208,350	3,200,256
LIFE SCIENCES TOOLS & SERVICES—3.1%
Bio-Techne Corp.	34,250	3,191,415
Charles River Laboratories International, Inc.*	19,150	1,518,020
Luminex Corp.*	80,150	1,611,015
PRA Health Sciences, Inc.*	23,135	1,097,756
Quintiles Transnational Holdings, Inc.*	34,050	2,351,834
		9,770,040
MANAGED HEALTH CARE—1.7%
Centene Corp.*	86,700	5,371,932
MOVIES & ENTERTAINMENT—1.6%
Lions Gate Entertainment Corp.	232,300	5,157,060
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Whiting Petroleum Corp.*	39,450	473,400
PACKAGED FOODS & MEATS—2.3%
Pinnacle Foods, Inc.	35,000	1,490,650

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—(CONT.)
The WhiteWave Foods Co.*	76,000	$3,055,960
TreeHouse Foods, Inc.*	30,900	2,731,560
		7,278,170
PAPER PACKAGING—1.5%
Graphic Packaging Holding Co.	240,000	3,187,200
Sealed Air Corp.	31,950	1,513,152
		4,700,352
PHARMACEUTICALS—2.9%
Akorn, Inc.*	57,900	1,473,555
Nektar Therapeutics*	31,150	488,432
Pacira Pharmaceuticals, Inc.*	68,000	3,679,480
The Medicines Co.*	96,250	3,425,537
		9,067,004
REAL ESTATE SERVICES—1.2%
Jones Lang LaSalle, Inc.	32,585	3,752,814
REGIONAL BANKS—1.2%
Investors Bancorp, Inc.	135,300	1,562,715
Signature Bank*	14,750	2,032,993
		3,595,708
RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	17,650	3,482,521
RESTAURANTS—4.0%
Dave & Buster's Entertainment, Inc.*	38,125	1,475,437
Shake Shack, Inc., Cl. A*	191,950	7,010,014
Wingstop, Inc.*	162,650	4,056,491
		12,541,942
SEMICONDUCTORS—2.0%
Microsemi Corp.*	114,100	3,855,439
Monolithic Power Systems, Inc.	38,400	2,396,928
		6,252,367
SPECIALIZED CONSUMER SERVICES—1.0%
ServiceMaster Global Holdings, Inc.*	83,700	3,207,384
SPECIALIZED FINANCE—1.0%
MarketAxess Holdings, Inc.	25,800	3,167,208
SPECIALTY CHEMICALS—0.5%
Balchem Corp.	24,950	1,530,932
SPECIALTY STORES—1.9%
Signet Jewelers Ltd.	35,300	3,832,168
The Michaels Cos, Inc.*	71,800	2,041,274
		5,873,442
SYSTEMS SOFTWARE—5.0%
Fortinet, Inc.*	87,050	2,829,996
Proofpoint, Inc.*	73,450	4,279,197
ServiceNow, Inc.*	33,250	2,376,710
Tableau Software, Inc., Cl. A*	25,300	1,308,010

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
TubeMogul, Inc.*	386,650	$5,010,984
		15,804,897
TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	85,250	2,922,370
TRUCKING—0.7%
Old Dominion Freight Line, Inc.*	34,400	2,272,120
TOTAL COMMON STOCKS
(Cost $280,150,203)		295,148,528
PREFERRED STOCKS—2.2%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc.*,@,(a)	231,474	1,046,262
INTERNET SOFTWARE & SERVICES—1.3%
Palantir Technologies, Inc., Cl. B*,@	331,607	3,647,677
Palantir Technologies, Inc., Cl. D*,@	43,203	475,233
		4,122,910
PHARMACEUTICALS—0.5%
Intarcia Therapeutics, Inc.*,@	49,317	1,629,927
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		6,799,099
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	37,550	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
CyrusOne, Inc.	35,300	1,557,789
Lamar Advertising Co., Cl. A	103,100	6,396,324
		7,954,113
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $7,314,010)		7,954,113
Total Investments
(Cost $292,578,230)(b)	99.0%	309,901,740
Other Assets in Excess of Liabilities	1.0%	3,285,300
NET ASSETS	100.0%	$313,187,040

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$297,463,201, amounted to $12,438,539 which consisted of aggregate gross unrealized appreciation of $24,806,878 and aggregate gross unrealized depreciation of $12,368,339.
* Non-income producing security.

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Intarcia Therapeutics, Inc.	03/27/14	$1,597,378	0.14%	$1,629,927	0.52%
Palantir Technologies, Inc., Cl. A	10/07/14	529,084	0.05%	894,410	0.29%
Palantir Technologies, Inc., Cl. B	10/07/14	2,189,744	0.22%	3,647,677	1.17%
Palantir Technologies, Inc., Cl. D	10/14/14	285,262	0.03%	475,233	0.15%
Prosetta Biosciences, Inc.	02/06/15	1,041,633	0.10%	1,046,262	0.33%
Total				$7,693,509	2.46%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—91.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.8%
Hexcel Corp.	21,200	$959,724
AIR FREIGHT & LOGISTICS—0.5%
Forward Air Corp.	14,200	647,236
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
G-III Apparel Group Ltd.*	16,400	742,100
APPAREL RETAIL—1.7%
American Eagle Outfitters, Inc.	62,300	891,513
Burlington Stores, Inc.*	22,600	1,287,522
		2,179,035
APPLICATION SOFTWARE—13.6%
American Software, Inc., Cl. A	176,151	1,610,020
ANSYS, Inc.*	6,900	626,313
Blackbaud, Inc.	36,300	2,242,251
Ellie Mae, Inc.*	10,000	836,000
Fair Isaac Corp.	7,500	800,325
Guidewire Software, Inc.*	17,900	1,019,763
HubSpot, Inc.*	14,600	646,634
Manhattan Associates, Inc.*	42,400	2,566,896
Monotype Imaging Holdings, Inc.	20,600	453,818
Paycom Software, Inc.*	51,300	1,960,173
Textura Corp.*	40,000	1,055,600
Tyler Technologies, Inc.*	22,100	3,235,661
		17,053,454
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	105,698	1,151,051
AUTO PARTS & EQUIPMENT—1.0%
Tenneco, Inc.*	23,300	1,241,890
AUTOMOTIVE RETAIL—0.8%
Lithia Motors, Inc., Cl. A	11,500	954,730
BIOTECHNOLOGY—3.9%
ACADIA Pharmaceuticals, Inc.*	30,600	988,380
Anacor Pharmaceuticals, Inc.*	8,500	533,290
Halozyme Therapeutics, Inc.*	34,600	365,030
Heron Therapeutics, Inc.*	17,900	383,776
Juno Therapeutics, Inc.*	7,700	324,093
Neurocrine Biosciences, Inc.*	9,800	446,684
Portola Pharmaceuticals, Inc.*	20,800	494,208
TESARO, Inc.*	18,300	758,352
Ultragenyx Pharmaceutical, Inc.*	8,300	561,246
		4,855,059
BUILDING PRODUCTS—1.7%
Masonite International Corp.*	32,500	2,198,950
CASINOS & GAMING—1.0%
Penn National Gaming, Inc.*	77,600	1,251,688

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMODITY CHEMICALS—0.5%
Calgon Carbon Corp.	41,100	$673,629
CONSUMER FINANCE—1.1%
LendingClub Corp.*	171,900	1,358,010
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Euronet Worldwide, Inc.*	22,100	1,703,910
MAXIMUS, Inc.	18,400	973,360
		2,677,270
EDUCATION SERVICES—0.5%
Strayer Education, Inc.*	13,300	660,212
ELECTRONIC COMPONENTS—1.1%
DTS, Inc.*	60,700	1,324,474
ELECTRONIC EQUIPMENT MANUFACTURERS—3.8%
Cognex Corp.	49,800	1,769,394
FEI Co.	23,200	2,065,264
FLIR Systems, Inc.	29,700	897,237
		4,731,895
FOOD DISTRIBUTORS—1.1%
Performance Food Group Co.*	53,800	1,392,344
HEALTH CARE EQUIPMENT—5.7%
Abaxis, Inc.	44,300	2,007,676
ABIOMED, Inc.*	19,200	1,865,088
Cantel Medical Corp.	39,000	2,612,610
STERIS PLC.	10,500	742,035
		7,227,409
HEALTH CARE FACILITIES—3.2%
Amsurg Corp.*	17,600	1,425,248
Surgery Partners, Inc.*	47,500	773,775
VCA Antech, Inc.*	29,000	1,826,130
		4,025,153
HEALTH CARE SUPPLIES—4.4%
Meridian Bioscience, Inc.	35,900	686,049
Neogen Corp.*	63,800	3,013,912
Quidel Corp.*	102,700	1,776,710
		5,476,671
HEALTH CARE TECHNOLOGY—3.6%
Medidata Solutions, Inc.*	47,900	2,089,877
Veeva Systems, Inc., Cl. A*	49,800	1,369,998
Vocera Communications, Inc.*	92,300	1,081,756
		4,541,631
HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software, Inc.*	16,700	570,806
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	7,400	434,972

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.9%
Diamond Resorts International, Inc.*	53,900	$1,143,219
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.9%
On Assignment, Inc.*	46,000	1,658,760
WageWorks, Inc.*	36,400	1,960,504
		3,619,264
INDUSTRIAL MACHINERY—3.3%
Proto Labs, Inc.*	31,900	1,908,577
Sun Hydraulics Corp.	62,700	2,218,326
		4,126,903
INTERNET SOFTWARE & SERVICES—4.2%
comScore, Inc.*	25,500	780,810
NIC, Inc.	55,700	986,447
SPS Commerce, Inc.*	26,400	1,344,552
Stamps.com, Inc.*	26,400	2,174,304
		5,286,113
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	12,900	666,156
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	40,100	615,936
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Techne Corp.	28,500	2,655,630
Luminex Corp.*	84,300	1,694,430
PRA Health Sciences, Inc.*	13,000	616,850
		4,966,910
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	15,900	822,984
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.	32,300	717,060
OIL & GAS EQUIPMENT & SERVICES—0.5%
RPC, Inc.	45,100	681,912
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Parsley Energy, Inc., Cl. A*	20,100	470,742
QEP Resources, Inc.	43,700	783,541
		1,254,283
PACKAGED FOODS & MEATS—0.6%
TreeHouse Foods, Inc.*	9,000	795,600
PAPER PACKAGING—0.5%
Graphic Packaging Holding Co.	48,600	645,408
PHARMACEUTICALS—1.7%
Impax Laboratories, Inc.*	17,500	583,625
Pacira Pharmaceuticals, Inc.*	15,100	817,061
Revance Therapeutics, Inc.*	18,400	338,192
The Medicines Co.*	10,900	387,931
		2,126,809

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
REGIONAL BANKS—2.3%
Bank of the Ozarks, Inc.	22,200	$916,860
Boston Private Financial Holdings, Inc.	93,300	1,140,126
Investors Bancorp, Inc.	71,000	820,050
		2,877,036
RESTAURANTS—3.3%
Dave & Buster's Entertainment, Inc.*	27,300	1,056,510
Fiesta Restaurant Group, Inc.*	17,700	568,347
Shake Shack, Inc., Cl. A*	32,300	1,179,596
Wingstop, Inc.*	53,200	1,326,808
		4,131,261
SEMICONDUCTORS—2.9%
Cavium Networks, Inc.*	18,000	888,660
Microsemi Corp.*	41,297	1,395,426
Monolithic Power Systems, Inc.	21,100	1,317,062
		3,601,148
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	39,000	2,393,040
SPECIALTY STORES—0.8%
Five Below, Inc.*	25,455	1,061,473
SYSTEMS SOFTWARE—3.2%
Fleetmatics Group PLC.*	26,500	960,625
Proofpoint, Inc.*	30,100	1,753,626
TubeMogul, Inc.*	98,049	1,270,715
		3,984,966
TRADING COMPANIES & DISTRIBUTORS—1.0%
Watsco, Inc.	9,600	1,290,912
TOTAL COMMON STOCKS
(Cost $112,433,123)		115,137,786
PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc.*,@,(a)	50,688	229,110
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	195,673
		424,783
TOTAL PREFERRED STOCKS
(Cost $675,194)		424,783
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	9,700	–
Neuralstem, Inc., 1/8/2019*	77,950	–
		–
TOTAL RIGHTS
(Cost $0)		–

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
SPECIALIZED—2.9%
CyrusOne, Inc.	44,500	$1,963,785
Sovran Self Storage, Inc.	16,100	1,710,142
		3,673,927
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,703,036)		3,673,927
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	290,078	290,078
(Cost $290,078)		290,078
Total Investments
(Cost $116,101,431)(b)	95.1%	119,526,574
Other Assets in Excess of Liabilities	4.9%	6,220,464
NET ASSETS	100.0%	$125,747,038

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $117,951,868, amounted to $1,574,706 which consisted of aggregate gross unrealized appreciation of $11,547,696 and aggregate gross unrealized depreciation of $9,972,990.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
JS Kred SPV I, LLC.	06/26/15	$290,078	0.15%	$290,078	0.23%
Prosetta Biosciences, Inc.	02/06/15	228,096	0.10%	229,110	0.18%
Tolero Pharmaceuticals, Inc.	10/31/14	447,098	0.19%	195,673	0.16%
Total				$714,861	0.57%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	17,945	$1,022,327
APPLICATION SOFTWARE—21.9%
American Software, Inc., Cl. A	222,545	2,034,061
ANSYS, Inc.*	13,255	1,203,157
Blackbaud, Inc.	41,435	2,559,440
Ellie Mae, Inc.*	19,645	1,642,322
Fair Isaac Corp.	5,715	609,848
Guidewire Software, Inc.*	17,555	1,000,108
HubSpot, Inc.*	18,915	837,745
Manhattan Associates, Inc.*	55,750	3,375,105
Monotype Imaging Holdings, Inc.	38,040	838,021
Paycom Software, Inc.*	38,795	1,482,357
Textura Corp.*	81,399	2,148,120
Tyler Technologies, Inc.*	34,208	5,008,393
		22,738,677
BIOTECHNOLOGY—1.9%
Incyte Corp.*	26,930	1,946,231
CASINOS & GAMING—0.5%
Penn National Gaming, Inc.*	31,510	508,256
ELECTRONIC COMPONENTS—1.7%
DTS, Inc.*	79,757	1,740,298
ELECTRONIC EQUIPMENT MANUFACTURERS—7.0%
Cognex Corp.	98,875	3,513,029
FEI Co.	35,610	3,170,002
FLIR Systems, Inc.	20,170	609,336
		7,292,367
HEALTH CARE EQUIPMENT—7.5%
Abaxis, Inc.	58,797	2,664,680
ABIOMED, Inc.*	15,230	1,479,442
Cantel Medical Corp.	55,095	3,690,814
		7,834,936
HEALTH CARE FACILITIES—1.9%
VCA Antech, Inc.*	31,030	1,953,959
HEALTH CARE SUPPLIES—8.9%
Meridian Bioscience, Inc.	56,100	1,072,071
Neogen Corp.*	102,569	4,845,360
Quidel Corp.*	188,920	3,268,316
		9,185,747
HEALTH CARE TECHNOLOGY—8.6%
Medidata Solutions, Inc.*	81,280	3,546,247
Veeva Systems, Inc., Cl. A*	91,475	2,516,477
Vocera Communications, Inc.*	240,224	2,815,425
		8,878,149
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.8%
WageWorks, Inc.*	53,259	2,868,530

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—5.5%
Proto Labs, Inc.*	31,895	$1,908,278
Sun Hydraulics Corp.	108,616	3,842,834
		5,751,112
INTERNET SOFTWARE & SERVICES—8.1%
comScore, Inc.*	39,335	1,204,438
NIC, Inc.	64,305	1,138,841
SPS Commerce, Inc.*	45,690	2,326,992
Stamps.com, Inc.*	45,071	3,712,048
		8,382,319
LIFE SCIENCES TOOLS & SERVICES—5.9%
Bio-Techne Corp.	37,180	3,464,432
Luminex Corp.*	130,350	2,620,035
		6,084,467
PHARMACEUTICALS—1.0%
Heska Corp.*	35,369	1,082,291
RESTAURANTS—2.3%
Shake Shack, Inc., Cl. A*	37,165	1,357,266
Wingstop, Inc.*	41,158	1,026,480
		2,383,746
SEMICONDUCTORS—1.8%
Monolithic Power Systems, Inc.	29,800	1,860,116
SPECIALTY CHEMICALS—3.6%
Balchem Corp.	60,453	3,709,396
SYSTEMS SOFTWARE—5.2%
Fleetmatics Group PLC.*	27,716	1,004,705
Proofpoint, Inc.*	44,541	2,594,959
TubeMogul, Inc.*	141,288	1,831,092
		5,430,756
TOTAL COMMON STOCKS
(Cost $99,651,291)		100,653,680
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	13,328
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	759	25,085
TOTAL PREFERRED STOCKS
(Cost $55,038)		38,413
Total Investments
(Cost $99,706,329)(b)	97.2%	100,692,093
Other Assets in Excess of Liabilities	2.8%	2,953,589
NET ASSETS	100.0%	$103,645,682

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$100,440,964, amounted to $251,129 which consisted of aggregate gross unrealized appreciation of $5,041,656 and aggregate gross unrealized depreciation of $4,790,527.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Intarcia Therapeutics, Inc.	03/27/14	$24,584	0.14%	$25,085	0.03%
Tolero Pharmaceuticals, Inc.	10/31/14	30,454	0.20%	13,328	0.01%
Total				$38,413	0.04%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
BIOTECHNOLOGY—31.3%
ACADIA Pharmaceuticals, Inc.*	59,600	$1,925,080
Acceleron Pharma, Inc.*	3,500	104,825
Adaptimmune Therapeutics PLC.#*	26,045	252,376
Amicus Therapeutics, Inc.*	105,150	785,470
Anacor Pharmaceuticals, Inc.*	27,650	1,734,761
ARIAD Pharmaceuticals, Inc.*	64,000	459,520
Bavarian Nordic A/S*	7,950	303,901
Bellicum Pharmaceuticals, Inc.*	45,900	465,426
Biogen, Inc.*	19,000	5,224,810
BioMarin Pharmaceutical, Inc.*	55,900	4,733,612
Bluebird Bio, Inc.*	16,250	720,687
Catabasis Pharmaceuticals, Inc.*	114,782	506,189
Celgene Corp.*	14,850	1,535,638
Celldex Therapeutics, Inc.*	53,200	212,800
Chimerix, Inc.*	36,150	216,177
Epizyme, Inc.*	18,000	187,560
FibroGen, Inc.*	25,000	450,000
Five Prime Therapeutics, Inc.*	13,400	637,706
Gilead Sciences, Inc.	54,300	4,789,803
Halozyme Therapeutics, Inc.*	127,250	1,342,488
Heron Therapeutics, Inc.*	31,950	685,008
Incyte Corp.*	47,200	3,411,144
Ligand Pharmaceuticals, Inc.*	2,500	302,175
Medivation, Inc.*	15,000	867,000
Neurocrine Biosciences, Inc.*	13,100	597,098
Novavax, Inc.*	98,200	514,568
Otonomy, Inc.*	23,150	330,119
REGENXBIO, Inc.*	20,000	208,400
Sarepta Therapeutics, Inc.*	66,000	936,540
Spark Therapeutics, Inc.*	6,000	215,340
TESARO, Inc.*	14,850	615,384
TG Therapeutics, Inc.*	68,100	620,391
Ultragenyx Pharmaceutical, Inc.*	8,600	581,532
United Therapeutics Corp.*	11,100	1,167,720
Vertex Pharmaceuticals, Inc.*	47,400	3,997,716
		41,638,964
HEALTH CARE EQUIPMENT—17.0%
ABIOMED, Inc.*	32,100	3,118,194
Boston Scientific Corp.*	76,250	1,671,400
CR Bard, Inc.	5,800	1,230,586
DexCom, Inc.*	38,850	2,501,163
Edwards Lifesciences Corp.*	43,250	4,593,583
IDEXX Laboratories, Inc.*	13,000	1,096,550
Integra LifeSciences Holdings Corp.*	10,150	718,823
Intuitive Surgical, Inc.*	1,650	1,033,494
Medtronic PLC.	20,250	1,602,787
Nevro Corp.*	15,000	1,008,750
Stryker Corp.	26,700	2,910,567

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Teleflex, Inc.	7,500	$1,168,350
		22,654,247
HEALTH CARE FACILITIES—11.2%
Acadia Healthcare Co., Inc.*	47,150	2,979,408
Amsurg Corp.*	34,400	2,785,712
HCA Holdings, Inc.*	42,900	3,458,598
Surgical Care Affiliates, Inc.*	17,350	838,873
Universal Health Services, Inc., Cl. B	17,550	2,346,084
VCA Antech, Inc.*	40,000	2,518,800
		14,927,475
HEALTH CARE SERVICES—0.6%
Diplomat Pharmacy, Inc.*	23,700	717,873
HEALTH CARE SUPPLIES—0.9%
The Spectranetics Corp.*	20,200	343,400
West Pharmaceutical Services, Inc.	11,000	783,200
		1,126,600
HEALTH CARE TECHNOLOGY—0.5%
athenahealth, Inc.*	5,300	706,490
INTERNET SOFTWARE & SERVICES—0.5%
WebMD Health Corp.*	10,000	627,400
LIFE SCIENCES TOOLS & SERVICES—1.6%
Bio-Techne Corp.	4,150	386,697
Charles River Laboratories International, Inc.*	13,450	1,066,182
NanoString Technologies, Inc.*	37,000	589,040
NeoGenomics, Inc.*	15,000	122,100
		2,164,019
MANAGED HEALTH CARE—5.8%
Aetna, Inc.	20,200	2,267,854
Humana, Inc.	2,900	513,503
UnitedHealth Group, Inc.	37,400	4,924,832
		7,706,189
PHARMACEUTICALS—24.7%
Akorn, Inc.*	47,000	1,196,150
Alcobra Ltd.*	60,700	243,407
Allergan PLC.*	12,567	2,721,510
Bristol-Myers Squibb Co.	110,950	8,008,371
Cempra, Inc.*	41,150	696,669
Dermira, Inc.*	50,000	1,264,500
Eli Lilly & Co.	85,550	6,461,592
Emmaus Life Sciences, Inc.*,@	479,063	143,719
GlaxoSmithKline PLC.#	37,000	1,587,670
Nektar Therapeutics*	43,000	674,240
Novo Nordisk A/S#	17,850	995,851
Pacira Pharmaceuticals, Inc.*	38,250	2,069,708
Prestige Brands Holdings, Inc.*	6,000	340,680
Redhill Biopharma Ltd.#*	15,550	199,040

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Revance Therapeutics, Inc.*	5,000	$91,900
Shire PLC.#	25,600	4,797,952
Supernus Pharmaceuticals, Inc.*	22,000	377,520
Teva Pharmaceutical Industries Ltd.#	7,450	405,652
The Medicines Co.*	10,000	355,900
Theravance Biopharma, Inc.*	12,000	249,000
		32,881,031
TOTAL COMMON STOCKS
(Cost $128,523,828)		125,150,288
PREFERRED STOCKS—4.9%	SHARES	VALUE
BIOTECHNOLOGY—4.7%
Prosetta Biosciences, Inc.*,@,(a)	897,366	4,056,095
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	2,162,882
		6,218,977
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	8,965	296,293
TOTAL PREFERRED STOCKS
(Cost $9,270,545)		6,515,270
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,800	–
Neuralstem, Inc., 1/8/2019*	344,125	–
		–
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	–
TOTAL RIGHTS
(Cost $0)		–
Total Investments
(Cost $137,794,373)(b)	99.0%	131,665,558
Other Assets in Excess of Liabilities	1.0%	1,299,280
NET ASSETS	100.0%	$132,964,838

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $138,671,346, amounted to $7,005,788 which consisted of aggregate gross unrealized appreciation of $11,581,280 and aggregate gross unrealized depreciation of $18,587,068.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Emmaus Life Sciences, Inc.	09/09/13	$800,000	0.42%	$84,745	0.06%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	$58,974	0.05%
Emmaus Life Sciences, Inc.,
Rights	09/09/13	0.00	0.00%	0.00	0.00%
Intarcia Therapeutics, Inc.	03/27/14	290,376	0.15%	296,293	0.22%
Prosetta Biosciences, Inc.	02/06/15	4,038,147	2.00%	4,056,095	3.05%
Tolero Pharmaceuticals, Inc	08/01/14	3,914,286	2.01%	1,708,677	1.29%
Tolero Pharmaceuticals, Inc	10/31/14	1,027,736	0.49%	454,205	0.34%
Total				$6,658,989	5.01%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—91.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	5,064	$2,127
AEROSPACE & DEFENSE—4.9%
General Dynamics Corp.	7,200	1,011,744
Honeywell International, Inc.	18,000	2,056,860
The Boeing Co.	12,320	1,660,736
		4,729,340
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	7,300	767,011
AIRPORT SERVICES—0.7%
Macquarie Infrastructure Corp.	9,780	688,414
APPAREL RETAIL—1.3%
L Brands, Inc.	6,300	493,227
VF Corp.	11,600	731,380
		1,224,607
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
BlackRock, Inc.	4,100	1,460,953
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	15,500	1,141,265
BIOTECHNOLOGY—1.5%
Amgen, Inc.	4,100	649,030
Gilead Sciences, Inc.	9,700	855,637
		1,504,667
BREWERS—1.1%
Anheuser-Busch InBev SA#	3,200	397,376
Molson Coors Brewing Co., Cl. B	6,900	659,847
		1,057,223
CABLE & SATELLITE—1.8%
Comcast Corporation, Cl. A	28,100	1,707,356
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	9,500	428,925
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	41,100	1,129,839
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	11,100	473,193
CONSUMER FINANCE—1.1%
Discover Financial Services	11,800	663,986
Synchrony Financial*	13,607	415,966
		1,079,952
DIVERSIFIED BANKS—4.8%
JPMorgan Chase & Co.	41,461	2,620,335
Wells Fargo & Co.	40,900	2,044,182
		4,664,517
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	16,500	868,065

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—2.1%
CVS Caremark Corp.	15,600	$1,567,800
Walgreens Boots Alliance, Inc.	6,100	483,608
		2,051,408
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	8,200	518,814
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan, Inc.	13,800	244,536
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	5,400	870,804
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	17,000	2,276,130
HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	8,400	650,160
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	18,225	1,460,187
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	14,500	969,615
INDUSTRIAL CONGLOMERATES—2.2%
General Electric Co.	69,847	2,147,795
INTEGRATED OIL & GAS—4.1%
Exxon Mobil Corp.	32,100	2,837,640
TOTAL SA#	21,900	1,111,425
		3,949,065
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	30,300	1,176,246
Verizon Communications, Inc.	45,229	2,303,965
		3,480,211
INTERNET SOFTWARE & SERVICES—4.2%
Alphabet, Inc., Cl. A*	2,005	1,419,299
Alphabet, Inc., Cl. C*	2,010	1,392,950
Facebook, Inc., Cl. A*	10,900	1,281,622
		4,093,871
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	51,500	1,393,590
TD Ameritrade Holding Corp.	18,100	539,923
		1,933,513
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	13,400	804,670
LEISURE PRODUCTS—1.2%
Coach, Inc.	15,700	632,239
Mattel, Inc.	17,300	537,857
		1,170,096
MANAGED HEALTH CARE—2.2%
Aetna, Inc.	9,500	1,066,565

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	8,500	$1,119,280
		2,185,845
MOVIES & ENTERTAINMENT—0.8%
Time Warner, Inc.	10,000	751,400
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	16,900	750,022
MULTI-UTILITIES—0.7%
Sempra Energy	6,500	671,775
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	19,500	805,545
OIL & GAS EXPLORATION & PRODUCTION—1.0%
ConocoPhillips	21,000	1,003,590
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	65,900	959,504
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	9,000	702,630
PHARMACEUTICALS—9.5%
Bristol-Myers Squibb Co.	27,900	2,013,822
Eli Lilly & Co.	21,300	1,608,789
GlaxoSmithKline PLC.#	17,100	733,761
Johnson & Johnson	20,000	2,241,600
Pfizer, Inc.	59,099	1,933,128
Roche Holding AG#	23,800	751,366
		9,282,466
RAILROADS—1.2%
CSX Corp.	42,100	1,148,067
RESTAURANTS—2.3%
Darden Restaurants, Inc.	8,100	504,225
McDonald's Corp.	13,600	1,720,264
		2,224,489
SECURITY & ALARM SERVICES—1.0%
Tyco International PLC.	26,400	1,016,928
SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	9,700	678,418
SEMICONDUCTORS—3.6%
Broadcom Ltd.	10,900	1,588,675
Intel Corp.	42,000	1,271,760
QUALCOMM, Inc.	12,100	611,292
		3,471,727
SOFT DRINKS—3.5%
PepsiCo, Inc.	19,800	2,038,608
The Coca-Cola Co.	30,500	1,366,400
		3,405,008

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED FINANCE—1.3%
CME Group, Inc.	13,350	$1,226,999
SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	65,400	3,261,498
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	35,555	3,332,926
Seagate Technology PLC.	19,100	415,807
		3,748,733
TOBACCO—2.5%
Altria Group, Inc.	38,215	2,396,463
TOTAL COMMON STOCKS
(Cost $64,879,864)		89,239,436
CONVERTIBLE PREFERRED STOCKS—0.6%	SHARES	VALUE
PHARMACEUTICALS—0.6%
Allergan PLC., 5.50%, 3/1/2018	770	624,847
(Cost $770,000)		624,847
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	43,672	18,342
Choicestream, Inc., Cl. B*,@,(a)	89,234	37,479
		55,821
TOTAL PREFERRED STOCKS
(Cost $88,465)		55,821
MASTER LIMITED PARTNERSHIP—2.1%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	50,400	1,382,976
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP.(b)	23,400	682,578
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,926,885)		2,065,554
REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	11,100	770,562
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	610,056
SPECIALIZED—1.6%
Crown Castle International Corp.	8,400	729,792

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Lamar Advertising Co., Cl. A	12,600	$781,704
		1,511,496
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,584,854)		2,892,114
Total Investments
(Cost $70,250,068)(c)	97.5%	94,877,772
Other Assets in Excess of Liabilities	2.5%	2,460,595
NET ASSETS	100.0%	$97,338,367

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) All or a portion of the security is on loan.
(c) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$69,991,947, amounted to $24,885,825 which consisted of aggregate gross unrealized appreciation of $26,919,085 and aggregate gross unrealized depreciation of $2,033,260.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Choicestream, Inc.	03/14/14	$1,469	0.00%	$2,127	0.00%
Choicestream, Inc., Cl. A	12/17/13	34,924	0.03%	18,342	0.02%
Choicestream, Inc., Cl. B	07/10/14	53,541	0.05%	37,479	0.04%
Total				$57,948	0.06%

See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited)

	Alger Capital	Alger International
	Appreciation Fund	Growth Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$2,371,265,443	$198,134,949
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,028,262	—
Cash and cash equivalents	66,488,717	1,642,457
Foreign cash †	—	139,048
Receivable for investment securities sold	59,451,403	7,107,329
Receivable for shares of beneficial interest sold	4,331,088	385,533
Dividends and interest receivable	1,305,165	958,869
Receivable from Investment Manager	—	9,393
Prepaid expenses	170,729	55,770
Total Assets	2,504,040,807	208,433,348

LIABILITIES:
Payable for investment securities purchased	41,351,166	2,397,112
Payable for shares of beneficial interest redeemed	2,383,153	159,044
Foreign capital gain tax payable	—	25,292
Accrued investment advisory fees	1,596,026	123,198
Accrued transfer agent fees	734,113	67,999
Accrued distribution fees	595,312	65,047
Accrued administrative fees	56,427	4,772
Accrued shareholder administrative fees	30,548	2,589
Accrued other expenses	261,002	124,329
Total Liabilities	47,007,747	2,969,382
NET ASSETS	$2,457,033,060	$205,463,966

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	2,297,428,977	221,267,292
Undistributed net investment income (accumulated loss)	(10,452,000)	514,296
Undistributed net realized gain (accumulated realized loss)	(14,818,076)	(17,175,447)
Net unrealized appreciation on investments	184,874,159	857,825
NET ASSETS	$2,457,033,060	$205,463,966
* Identified cost	$2,185,833,477	$197,258,626
** Identified cost	$1,586,068	$—
† Cost of foreign cash	$—	$138,835
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Capital	Alger International
Appreciation Fund		Growth Fund

NET ASSETS BY CLASS:
Class A	$1,510,449,940	$114,682,113
Class B	$18,945,831	$27,423,288
Class C	$316,245,840	$19,182,381
Class I	$—	$18,875,494
Class Z	$611,391,449	$25,300,690

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	78,360,165	7,795,765
Class B	1,205,288	2,122,279
Class C	20,031,344	1,522,353
Class I	—	1,287,046
Class Z	31,175,382	1,705,259

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share	$19.28	$14.71
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$20.34	$15.53
Class B — Net Asset Value Per Share	$15.72	$12.92
Class C — Net Asset Value Per Share	$15.79	$12.60
Class I — Net Asset Value Per Share	$—	$14.67
Class Z — Net Asset Value Per Share	$19.61	$14.84
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Mid Cap Growth	Alger SMid Cap
	Fund	Growth Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$153,702,469	$308,855,478
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,649,037	1,046,262
Cash and cash equivalents	9,172,066	124,072
Receivable for investment securities sold	3,843,791	14,983,807
Receivable for shares of beneficial interest sold	24,969	322,942
Dividends and interest receivable	46,045	39,848
Receivable from Investment Manager	1,688	—
Prepaid expenses	43,134	68,438
Total Assets	168,483,199	325,440,847

LIABILITIES:
Payable for investment securities purchased	4,067,580	10,437,855
Payable for shares of beneficial interest redeemed	155,821	1,139,504
Accrued investment advisory fees	103,887	211,173
Accrued transfer agent fees	84,238	239,253
Accrued distribution fees	59,770	64,002
Accrued administrative fees	3,759	7,169
Accrued shareholder administrative fees	2,240	3,369
Accrued other expenses	93,364	151,482
Total Liabilities	4,570,659	12,253,807
NET ASSETS	$163,912,540	$313,187,040

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	202,574,007	356,017,697
Undistributed net investment income (accumulated loss)	(991,866)	(2,057,502)
Undistributed net realized gain (accumulated realized loss)	(40,424,241)	(58,096,665)
Net unrealized appreciation on investments	2,754,640	17,323,510
NET ASSETS	$163,912,540	$313,187,040
* Identified cost	$150,113,289	$291,536,597
** Identified cost	$2,481,214	$1,041,633
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

Alger Mid Cap Growth		Alger SMid Cap
	Fund	Growth Fund

NET ASSETS BY CLASS:
Class A	$119,203,687	$98,982,408
Class B	$20,612,694	$2,489,119
Class C	$21,245,755	$38,809,689
Class I	$—	$41,543,993
Class Z	$2,850,404	$131,361,831

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	11,906,706	9,676,605
Class B	2,540,517	312,462
Class C	2,645,188	4,832,060
Class I	—	3,989,955
Class Z	283,902	12,397,955

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share	$10.01	$10.23
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$10.57	$10.80
Class B — Net Asset Value Per Share	$8.11	$7.97
Class C — Net Asset Value Per Share	$8.03	$8.03
Class I — Net Asset Value Per Share	$—	$10.41
Class Z — Net Asset Value Per Share	$10.04	$10.60
See Notes to Financial Statements.

David

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Small Cap	Alger Small Cap Focus
	Growth Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$119,101,791	$100,678,765
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	424,783	13,328
Cash and cash equivalents	6,014,684	1,703,273
Receivable for investment securities sold	2,139,648	3,020,170
Receivable for shares of beneficial interest sold	3,678	757,660
Dividends and interest receivable	2,738	—
Receivable from Investment Manager	—	17,393
Prepaid expenses	40,084	82,180
Total Assets	127,727,406	106,272,769

LIABILITIES:
Payable for investment securities purchased	1,511,863	2,272,614
Payable for shares of beneficial interest redeemed	164,659	209,821
Accrued investment advisory fees	84,561	62,344
Due to investment advisor	1,106	—
Accrued transfer agent fees	58,823	27,271
Accrued distribution fees	32,161	23,385
Accrued administrative fees	2,871	2,286
Accrued shareholder administrative fees	1,629	982
Accrued other expenses	122,695	28,384
Total Liabilities	1,980,368	2,627,087
NET ASSETS	$125,747,038	$103,645,682

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	129,535,918	110,992,571
Undistributed net investment income (accumulated loss)	41,319	(686,022)
Undistributed net realized gain (accumulated realized loss)	(7,252,683)	(7,646,631)
Net unrealized appreciation on investments	3,422,484	985,764
NET ASSETS	$125,747,038	$103,645,682
* Identified cost	$115,426,237	$99,675,875
** Identified cost	$675,194	$30,454
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Small Cap	Alger Small Cap Focus
	Growth Fund	Fund

NET ASSETS BY CLASS:
Class A	$92,656,311	$16,400,417
Class B	$5,318,014	$—
Class C	$10,237,944	$12,230,560
Class I	$—	$50,165,605
Class Z	$17,534,769	$24,849,100

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	15,955,855	1,640,558
Class B	1,184,215	—
Class C	2,349,701	1,327,828
Class I	—	4,895,202
Class Z	2,967,127	2,409,271

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share	$5.81	$10.00
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$6.13	$10.55
Class B — Net Asset Value Per Share	$4.49	$—
Class C — Net Asset Value Per Share	$4.36	$9.21
Class I — Net Asset Value Per Share	$—	$10.25
Class Z — Net Asset Value Per Share	$5.91	$10.31
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Health Sciences	Alger Growth &
	Fund	Income Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments # (Including
in Growth & Income Funds securities loaned at value of
$503,861)	$125,446,582	$94,819,824
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	6,218,976	57,948
Cash and cash equivalents #	680,528	2,111,921
Receivable for investment securities sold	2,297,901	643,397
Receivable for shares of beneficial interest sold	75,489	275,116
Dividends and interest receivable	79,892	149,678
Receivable from Investment Manager	1,709	—
Prepaid expenses	38,451	32,351
Total Assets	134,839,528	97,572,510

LIABILITIES:
Payable for investment securities purchased	1,205,562	—
Collateral on securities loaned at value (Note 4)	—	517,725
Payable for shares of beneficial interest redeemed	379,690	83,859
Accrued investment advisory fees	93,155	47,215
Accrued transfer agent fees	86,049	34,259
Accrued distribution fees	53,307	31,295
Accrued administrative fees	3,163	2,220
Accrued shareholder administrative fees	1,856	1,273
Accrued other expenses	51,908	34,022
Total Liabilities	1,874,690	234,143
NET ASSETS	$132,964,838	$97,338,367

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	146,502,878	72,400,608
Undistributed net investment income	4,017,854	276,330
Undistributed net realized gain (accumulated realized loss)	(11,424,089)	33,724
Net unrealized appreciation (depreciation) on investments	(6,131,805)	24,627,705
NET ASSETS	$132,964,838	$97,338,367
* Identified cost	$128,814,204	$70,160,134
** Identified cost	$8,980,169	$89,934
# Includes collateral received on stock loan	$—	$517,725

See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

Alger Health Sciences		Alger Growth &
	Fund	Income Fund

NET ASSETS BY CLASS:
Class A	$85,054,641	$65,151,891
Class B	$3,063,043	$—
Class C	$37,521,613	$21,786,185
Class Z	$7,325,541	$10,400,291

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	5,243,743	2,046,831
Class B	233,362	—
Class C	2,842,941	693,537
Class Z	455,326	326,523

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share	$16.22	$31.83
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$17.12	$33.59
Class B — Net Asset Value Per Share	$13.13	$—
Class C — Net Asset Value Per Share	$13.20	$31.41
Class Z — Net Asset Value Per Share	$16.09	$31.85
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited)

	Alger Capital	Alger International
Appreciation Fund		Growth Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$14,029,035	$1,983,268
Interest	55,362	3,531
Total Income	14,084,397	1,986,799

EXPENSES:
Advisory fees — Note 3(a)	9,594,034	748,711
Distribution fees — Note 3(c)
Class A	1,908,926	145,602
Class B	104,138	139,710
Class C	1,550,113	98,793
Class I	—	20,288
Shareholder administrative fees — Note 3(f)	183,504	15,882
Administration fees — Note 3(b)	338,578	28,999
Custodian fees	93,837	105,867
Interest expenses	—	74
Transfer agent fees and expenses — Note 3(f)	877,529	107,904
Printing fees	240,500	18,200
Professional fees	93,635	29,940
Registration fees	52,120	45,106
Trustee fees — Note 3(g)	49,314	4,095
Fund accounting fees	164,680	16,578
Miscellaneous	37,309	21,682
Total Expenses	15,288,217	1,547,431
Less, expense reimbursements/waivers — Note 3(a)	—	(36,609)
Net Expenses	15,288,217	1,510,822
NET INVESTMENT INCOME (LOSS)	(1,203,820)	475,977

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments and purchased options	29,026,662	(6,870,514)
Net realized (loss) on foreign currency transactions	(9,803)	(201,351)
Net change in unrealized (depreciation) on investments,
options and foreign currency	(142,953,784)	(5,788,013)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(113,936,925)	(12,859,878)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(115,140,745)	$(12,383,901)
* Foreign withholding taxes	$70,565	$241,565
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited) (Continued)

Alger Mid Cap Growth		Alger SMid Cap
	Fund	Growth Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$581,177	$928,221
Interest	7,020	1,508
Total Income	588,197	929,729

EXPENSES:
Advisory fees — Note 3(a)	640,971	1,393,310
Distribution fees — Note 3(c)
Class A	152,114	144,132
Class B	112,175	15,313
Class C	109,764	218,164
Class I	—	61,197
Shareholder administrative fees — Note 3(f)	13,832	22,467
Administration fees — Note 3(b)	23,193	47,304
Custodian fees	23,879	37,049
Interest expenses	—	2,634
Transfer agent fees and expenses — Note 3(f)	107,345	140,175
Printing fees	6,945	48,900
Professional fees	32,844	33,300
Registration fees	37,711	63,369
Trustee fees — Note 3(g)	3,437	6,549
Fund accounting fees	12,637	22,801
Miscellaneous	12,010	18,766
Total Expenses	1,288,857	2,275,430
Less, expense reimbursements/waivers — Note 3(a)	(5,169)	—
Net Expenses	1,283,688	2,275,430
NET INVESTMENT LOSS	(695,491)	(1,345,701)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments and purchased options	(5,416,604)	3,098,362
Net realized gain on foreign currency transactions	—	—
Net change in unrealized (depreciation) on investments,
options and foreign currency	(5,317,743)	(21,204,035)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(10,734,347)	(18,105,673)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(11,429,838)	$(19,451,374)
* Foreign withholding taxes	$—	$3,883
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited) (Continued)

	Alger Small Cap	Alger Small Cap Focus
	Growth Fund	Fund

INCOME:
Dividends	$328,817	$153,793
Interest	1,316	2,337
Total Income	330,133	156,130

EXPENSES:
Advisory fees — Note 3(a)	550,313	352,759
Distribution fees — Note 3(c)
Class A	124,049	18,976
Class B	28,071	—
Class C	56,910	54,147
Class I	—	55,903
Shareholder administrative fees — Note 3(f)	10,571	5,548
Administration fees — Note 3(b)	18,683	12,934
Custodian fees	19,258	19,683
Interest expenses	23	—
Transfer agent fees and expenses — Note 3(f)	74,812	45,836
Printing fees	5,585	6,183
Professional fees	29,572	12,649
Registration fees	35,415	62,809
Trustee fees — Note 3(g)	2,939	2,025
Fund accounting fees	10,621	8,796
Miscellaneous	15,479	3,547
Total Expenses	982,301	661,795
Less, expense reimbursements/waivers — Note 3(a)	(7,170)	(48,717)
Net Expenses	975,131	613,078
NET INVESTMENT LOSS	(644,998)	(456,948)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized (loss) on investments and purchased options	(5,524,372)	(6,583,418)
Net realized gain on foreign currency transactions	—	—
Net change in unrealized (depreciation) on investments,
options and foreign currency	(8,334,417)	(2,071,319)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(13,858,789)	(8,654,737)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(14,503,787)	$(9,111,685)
See Notes to Financial Statements.

THE ALGER FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited) (Continued)

	Alger Health Sciences	Alger Growth &
	Fund	Income Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$444,292	$1,447,305
Interest	2,165	4,342
Total Income	446,457	1,451,647

EXPENSES:
Advisory fees — Note 3(a)	640,663	282,782
Distribution fees — Note 3(c)
Class A	126,273	80,764
Class B	21,092	—
Class C	221,965	104,407
Shareholder administrative fees — Note 3(f)	12,773	7,612
Administration fees — Note 3(b)	21,750	13,293
Custodian fees	31,457	14,387
Transfer agent fees and expenses — Note 3(f)	96,965	46,963
Printing fees	15,289	9,100
Professional fees	20,654	16,986
Registration fees	39,293	26,086
Trustee fees — Note 3(g)	3,564	2,002
Fund accounting fees	11,686	7,592
Miscellaneous	17,807	2,967
Total Expenses	1,281,231	614,941
Less, expense reimbursements/waivers — Note 3(a)	(7,949)	—
Net Expenses	1,273,282	614,941
NET INVESTMENT INCOME (LOSS)	(826,825)	836,706

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized (loss) on investments and purchased options	(5,618,691)	(89,011)
Net realized (loss) on foreign currency transactions	(463)	—
Net change in unrealized (depreciation) on investments,
options and foreign currency	(16,104,394)	(1,578,167)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(21,723,548)	(1,667,178)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(22,550,373)	$(830,472)
* Foreign withholding taxes	$3,769	$19,081
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited)

	Alger Capital Appreciation Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(1,203,820)	$(5,068,995)
Net realized gain on investments, options and foreign currency	29,016,859	175,487,453
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(142,953,784)	5,671,377
Net increase (decrease) in net assets resulting from operations	(115,140,745)	176,089,835

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(123,485,355)	(194,964,620)
Class B	(2,118,475)	(4,786,430)
Class C	(29,213,786)	(39,410,575)
Class Z	(47,387,508)	(41,877,560)
Total dividends and distributions to shareholders	(202,205,124)	(281,039,185)

Increase (decrease) from shares of beneficial interest transactions:
Class A	112,596,889	269,268,157
Class B	(2,238,285)	(3,509,729)
Class C	46,586,091	95,954,673
Class Z	65,419,193	352,682,737
Net increase from shares of beneficial interest transactions —
Note 6(a)	222,363,888	714,395,838

Redemption Fees:
Class A	—	10,598
Class C	—	1,094
Total Redemption Fees — Note 6(b)	—	11,692
Total increase (decrease)	(94,981,981)	609,458,180

Net Assets:
Beginning of period	2,552,015,041	1,942,556,861
END OF PERIOD	$2,457,033,060	$2,552,015,041
Undistributed net investment income (accumulated loss)	$(10,452,000)	$(6,987,556)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger International Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment income	$475,977	$76,153
Net realized gain (loss) on investments, options and foreign
currency	(7,071,865)	5,130,975
Net change in unrealized depreciation on investments, options
and foreign currency	(5,788,013)	(1,406,244)
Net increase (decrease) in net assets resulting from operations	(12,383,901)	3,800,884

Dividends and distributions to shareholders from:
Net investment income:
Class A	(52,326)	(1,271,849)
Class B	—	(11,264)
Class C	(295,560)	(98,277)
Class I	(52,328)	(37,199)
Class Z	(133,058)	(130,363)
Total dividends and distributions to shareholders	(533,272)	(1,548,952)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(15,324,018)	4,373,732
Class B	(2,146,761)	(8,017,758)
Class C	(901,292)	1,027,255
Class I	5,235,444	10,912,008
Class Z	7,496,055	11,136,307
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	(5,640,572)	19,431,544

Redemption Fees:
Class A	—	16
Class C	—	188
Total Redemption Fees — Note 6(b)	—	204
Total increase (decrease)	(18,557,745)	21,683,680

Net Assets:
Beginning of period	224,021,711	202,338,031
END OF PERIOD	$205,463,966	$224,021,711
Undistributed net investment income (accumulated loss)	$514,296	$(549,513)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(695,491)	$(1,744,547)
Net realized gain (loss) on investments, options and foreign
currency	(5,416,604)	5,519,863
Net change in unrealized depreciation on investments, options
and foreign currency	(5,317,743)	(1,230,895)
Net increase (decrease) in net assets resulting from operations	(11,429,838)	2,544,421

Increase (decrease) from shares of beneficial interest transactions:
Class A	(4,388,706)	(13,488,557)
Class B	(3,856,591)	(7,627,468)
Class C	(772,626)	(2,461,723)
Class Z	576,133	2,531,432
Net decrease from shares of beneficial interest transactions
— Note 6(a)	(8,441,790)	(21,046,316)

Redemption Fees:
Class A	—	45
Class C	—	10
Total Redemption Fees — Note 6(b)	—	55
Total decrease	(19,871,628)	(18,501,840)

Net Assets:
Beginning of period	183,784,168	202,286,008
END OF PERIOD	$163,912,540	$183,784,168
Undistributed net investment income (accumulated loss)	$(991,866)	$(1,738,585)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger SMid Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(1,345,701)	$(5,255,899)
Net realized gain on investments, options and foreign currency	3,098,362	195,242,041
Net change in unrealized depreciation on investments, options
and foreign currency	(21,204,035)	(147,803,282)
Net increase (decrease) in net assets resulting from operations	(19,451,374)	42,182,860

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(48,219,809)	(31,265,366)
Class B	(1,548,623)	(1,043,101)
Class C	(21,021,697)	(9,340,509)
Class I	(19,821,414)	(92,147,031)
Class Z	(50,943,545)	(5,749,475)
Total dividends and distributions to shareholders	(141,555,088)	(139,545,482)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(4,306,048)	(54,803,635)
Class B	84,015	(2,083,473)
Class C	7,699,031	952,259
Class I	(6,342,943)	(574,202,182)
Class Z	54,335,835	86,558,448
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	51,469,890	(543,578,583)

Redemption Fees:
Class A	—	3,058
Class C	—	78
Total Redemption Fees — Note 6(b)	—	3,136
Total decrease	(109,536,572)	(640,938,069)

Net Assets:
Beginning of period	422,723,612	1,063,661,681
END OF PERIOD	$313,187,040	$422,723,612
Undistributed net investment income (accumulated loss)	$(2,057,502)	$(2,956,550)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(644,998)	$(1,922,582)
Net realized gain (loss) on investments, options and foreign
currency	(5,524,372)	30,403,103
Net change in unrealized depreciation on investments, options
and foreign currency	(8,334,417)	(22,120,661)
Net increase (decrease) in net assets resulting from operations	(14,503,787)	6,359,860

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(22,341,073)	(15,277,775)
Class B	(1,545,156)	(1,086,069)
Class C	(3,286,045)	(2,082,876)
Class Z	(4,367,677)	(6,929,069)
Total dividends and distributions to shareholders	(31,539,951)	(25,375,789)

Increase (decrease) from shares of beneficial interest transactions:
Class A	9,829,511	(10,653,267)
Class B	901,727	(1,268,060)
Class C	1,089,215	(318,934)
Class Z	2,086,286	(40,040,660)
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	13,906,739	(52,280,921)

Redemption Fees:
Class A	—	8,079
Class B	—	3
Total Redemption Fees — Note 6(b)	—	8,082
Total decrease	(32,136,999)	(71,288,768)

Net Assets:
Beginning of period	157,884,037	229,172,805
END OF PERIOD	$125,747,038	$157,884,037
Undistributed net investment income (accumulated loss)	$41,319	$(1,671,771)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Focus Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(456,948)	$(404,317)
Net realized loss on investments, options and foreign currency	(6,583,418)	(1,057,718)
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(2,071,319)	217,460
Net decrease in net assets resulting from operations	(9,111,685)	(1,244,575)

Dividends and distributions to shareholders from:
Net realized gains:
Class A	—	(589,965)
Class C	—	(236,774)
Class I	—	(149,175)
Class Z	—	(277,428)
Total dividends and distributions to shareholders	—	(1,253,342)

Increase (decrease) from shares of beneficial interest transactions:
Class A	3,310,120	7,653,562
Class C	5,320,798	5,795,542
Class I	12,865,339	39,972,575
Class Z	10,728,322	14,028,865
Net increase from shares of beneficial interest transactions —
Note 6(a)	32,224,579	67,450,544

Redemption Fees:
Class A	—	53
Class C	—	1
Total Redemption Fees — Note 6(b)	—	54
Total increase	23,112,894	64,952,681

Net Assets:
Beginning of period	80,532,788	15,580,107
END OF PERIOD	$103,645,682	$80,532,788
Undistributed net investment income (accumulated loss)	$(686,022)	$(388,941)
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Health Sciences Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(826,825)	$(2,756,239)
Net realized gain (loss) on investments, options and foreign
currency	(5,619,154)	34,970,074
Net change in unrealized depreciation on investments, options
and foreign currency	(16,104,394)	(29,480,280)
Net increase (decrease) in net assets resulting from operations	(22,550,373)	2,733,555

Dividends and distributions to shareholders from:
Net investment income:
Class A	—	(794,186)
Class C	—	(1,266)
Net realized gains:
Class A	(17,874,985)	(27,298,213)
Class B	(956,709)	(2,021,660)
Class C	(9,452,994)	(13,763,765)
Class Z	(1,581,486)	—
Total dividends and distributions to shareholders	(29,866,174)	(43,879,090)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(5,615,505)	9,777,177
Class B	(1,167,903)	(1,600,558)
Class C	(85,013)	5,708,604
Class Z	3,634,834	6,911,105
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	(3,233,587)	20,796,328

Redemption Fees:
Class A	—	230
Class C	—	126
Total Redemption Fees — Note 6(b)	—	356
Total decrease	(55,650,134)	(20,348,851)

Net Assets:
Beginning of period	188,614,972	208,963,823
END OF PERIOD	$132,964,838	$188,614,972
Undistributed net investment income (accumulated loss)	$4,017,854	$—
See Notes to Financial Statements.

THE ALGER FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Growth & Income Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment income	$836,706	$1,687,315
Net realized gain (loss) on investments, options and foreign
currency	(89,011)	3,092,404
Net change in unrealized depreciation on investments, options
and foreign currency	(1,578,167)	(794,071)
Net increase (decrease) in net assets resulting from operations	(830,472)	3,985,648

Dividends and distributions to shareholders from:
Net investment income:
Class A	(559,886)	(1,132,813)
Class C	(105,823)	(176,746)
Class Z	(116,975)	(153,455)
Net realized gains:
Class A	(2,110,139)	(2,392,561)
Class C	(668,401)	(661,139)
Class Z	(373,315)	(276,636)
Total dividends and distributions to shareholders	(3,934,539)	(4,793,350)

Increase (decrease) from shares of beneficial interest transactions:
Class A	(2,528,857)	(2,119,880)
Class C	1,620,323	1,294,549
Class Z	2,170,578	359,072
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	1,262,044	(466,259)

Redemption Fees:
Class A	—	667
Class C	—	10
Total Redemption Fees — Note 6(b)	—	677
Total decrease	(3,502,967)	(1,273,284)

Net Assets:
Beginning of period	100,841,334	102,114,618
END OF PERIOD	$97,338,367	$100,841,334
Undistributed net investment income	$276,330	$290,468
See Notes to Financial Statements.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$21.83	$23.13	$21.18	$16.59	$14.64	$13.84
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.01)	(0.04)	(0.03)	0.11	0.05	(0.03)
Net realized and unrealized gain (loss)
on investments	(0.87)	1.97	3.51	4.67	1.90	1.19
Total from investment operations	(0.88)	1.93	3.48	4.78	1.95	1.16
Dividends from net investment income	–	–	–	(0.12)	–	–
Distributions from net realized gains	(1.67)	(3.23)	(1.53)	(0.07)	–	–
Net asset value, end of period	$19.28	$21.83	$23.13	$21.18	$16.59	$14.64
Total return(iii)	(4.44)%	9.15%	17.35%	29.11%	13.32%	8.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$1,510,450	$1,592,859	$1,389,005	$1,217,389	$952,955	$753,348
Ratio of gross expenses to average
net assets	1.22%	1.23%	1.24%	1.26%	1.29%	1.31%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.22%	1.23%	1.24%	1.26%	1.29%	1.31%
Ratio of net investment income (loss) to
average net assets	(0.07)%	(0.18)%	(0.14)%	0.58%	0.30%	(0.19)%
Portfolio turnover rate	63.86%	141.43%	147.78%	123.81%	142.32%	163.79%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$18.17	$19.91	$18.58	$14.57	$12.96	$12.04
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.07)	(0.17)	(0.17)	(0.02)	(0.07)	(0.14)
Net realized and unrealized gain (loss)
on investments	(0.71)	1.66	3.03	4.10	1.68	1.06
Total from investment operations	(0.78)	1.49	2.86	4.08	1.61	0.92
Distributions from net realized gains	(1.67)	(3.23)	(1.53)	(0.07)	–	–
Net asset value, end of period	$15.72	$18.17	$19.91	$18.58	$14.57	$12.96
Total return(iii)	(4.81)%	8.30%	16.37%	28.13%	12.42%	7.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$18,946	$24,399	$30,382	$33,068	$31,965	$37,124
Ratio of gross expenses to average
net assets	2.03%	2.01%	2.03%	2.05%	2.11%	2.15%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.03%	2.01%	2.03%	2.05%	2.11%	2.15%
Ratio of net investment income (loss) to
average net assets	(0.88)%	(0.95)%	(0.93)%	(0.15)%	(0.52)%	(1.04)%
Portfolio turnover rate	63.86%	141.43%	147.78%	123.81%	142.32%	163.79%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$18.24	$19.97	$18.62	$14.62	$13.00	$12.07
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.07)	(0.17)	(0.17)	(0.03)	(0.07)	(0.13)
Net realized and unrealized gain (loss)
on investments	(0.71)	1.67	3.05	4.12	1.69	1.06
Total from investment operations	(0.78)	1.50	2.88	4.09	1.62	0.93
Dividends from net investment income	–	–	–	(0.02)	–	–
Distributions from net realized gains	(1.67)	(3.23)	(1.53)	(0.07)	–	–
Net asset value, end of period	$15.79	$18.24	$19.97	$18.62	$14.62	$13.00
Total return(iii)	(4.79)%	8.33%	16.44%	28.14%	12.46%	7.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$316,246	$314,402	$236,985	$198,377	$149,400	$127,186
Ratio of gross expenses to average
net assets	1.97%	1.99%	2.00%	2.02%	2.07%	2.09%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.97%	1.99%	2.00%	2.02%	2.07%	2.09%
Ratio of net investment income (loss) to
average net assets	(0.83)%	(0.94)%	(0.90)%	(0.20)%	(0.47)%	(0.97)%
Portfolio turnover rate	63.86%	141.43%	147.78%	123.81%	142.32%	163.79%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Fund			Class Z
						From 12/29/2010
	Sixmonths ended 4/30/2016	Year ended 10/31/2015	Year ended 10/31/2014	Year ended 10/31/2013	Year ended 10/31/2012	(commencement of operations) to 10/31/2011 (ii)
Net asset value, beginning of period	$22.15	$23.35	$21.31	$16.68	$14.68	$14.52
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.02	0.03	0.04	0.11	0.12	0.03
Net realized and unrealized gain (loss)
on investments	(0.89)	2.00	3.53	4.76	1.88	0.13
Total from investment operations	(0.87)	2.03	3.57	4.87	2.00	0.16
Dividends from net investment income	–	–	–	(0.17)	–	–
Distributions from net realized gains	(1.67)	(3.23)	(1.53)	(0.07)	–	–
Net asset value, end of period	$19.61	$22.15	$23.35	$21.31	$16.68	$14.68
Total return(iv)	(4.32)%	9.54%	17.68%	29.58%	13.62%	1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$611,391	$620,355	$286,186	$183,790	$37,956	$2,329
Ratio of gross expenses to average
net assets	0.90%	0.90%	0.93%	0.93%	1.01%	7.14%
Ratio of expense reimbursements to
average net assets	–	–	–	–	(0.04)%	(6.17)%
Ratio of net expenses to average net
assets	0.90%	0.90%	0.93%	0.93%	0.97%	0.97%
Ratio of net investment income (loss) to
average net assets	0.25%	0.12%	0.16%	0.58%	0.73%	0.25%
Portfolio turnover rate	63.86%	141.43%	147.78%	123.81%	142.32%	163.79%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$15.57	$15.29	$15.27	$12.61	$11.91	$11.25
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.04	0.03	0.04	0.11	0.04	0.01
Net realized and unrealized gain (loss)
on investments	(0.89)	0.40	(0.02)	2.64	0.66	0.69
Total from investment operations	(0.85)	0.43	0.02	2.75	0.70	0.70
Dividends from net investment income	(0.01)	(0.15)	–(iii)	(0.09)	–	(0.04)
Net asset value, end of period	$14.71	$15.57	$15.29	$15.27	$12.61	$11.91
Total return(iv)	(5.48)%	2.85%	0.15%	21.98%	5.88%	6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$114,682	$137,207	$130,957	$145,096	$139,693	$201,449
Ratio of gross expenses to average
net assets	1.35%	1.32%	1.32%	1.37%	1.33%	1.41%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.35%	1.32%	1.32%	1.37%	1.33%	1.41%
Ratio of net investment income (loss) to
average net assets	0.52%	0.18%	0.25%	0.79%	0.32%	0.05%
Portfolio turnover rate	75.51%	114.81%	97.50%	217.57%	148.66%	66.70%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount was less than $0.005 per share.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$13.71	$13.44	$13.51	$11.18	$10.64	$10.07
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.01)	(0.07)	(0.06)	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss)
on investments	(0.78)	0.34	(0.01)	2.33	0.58	0.62
Total from investment operations	(0.79)	0.27	(0.07)	2.35	0.54	0.57
Dividends from net investment income	–	–(iii)	–	(0.02)	–	–
Net asset value, end of period	$12.92	$13.71	$13.44	$13.51	$11.18	$10.64
Total return(iv)	(5.76)%	2.04%	(0.52)%	21.07%	5.08%	5.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$27,423	$31,357	$38,520	$63,826	$77,408	$88,496
Ratio of gross expenses to average
net assets	2.06%	2.04%	2.02%	2.04%	1.97%	1.96%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.06%	2.04%	2.02%	2.04%	1.97%	1.96%
Ratio of net investment income (loss) to
average net assets	(0.20)%	(0.53)%	.(0.47)%	0.17%	(0.36)%	(0.51)%
Portfolio turnover rate	75.51%	114.81%	97.50%	217.57%	148.66%	66.70%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount was less than $0.005 per share.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$13.57	$13.36	$13.44	$11.12	$10.60	$10.05
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.02)	(0.08)	(0.07)	–	(0.05)	(0.07)
Net realized and unrealized gain (loss)
on investments	(0.77)	0.36	(0.01)	2.33	0.57	0.62
Total from investment operations	(0.79)	0.28	(0.08)	2.33	0.52	0.55
Dividends from net investment income	(0.18)	(0.07)	–	(0.01)	–	–
Net asset value, end of period	$12.60	$13.57	$13.36	$13.44	$11.12	$10.60
Total return(iii)	(5.84)%	1.99%	(0.60)%	20.94%	4.91%	5.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$19,182	$21,697	$20,567	$17,786	$17,305	$21,436
Ratio of gross expenses to average
net assets	2.13%	2.09%	2.08%	2.15%	2.08%	2.09%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.13%	2.09%	2.08%	2.15%	2.08%	2.09%
Ratio of net investment income (loss) to
average net assets	(0.28)%	(0.60)%	(0.49)%	0.03%	(0.47)%	(0.65)%
Portfolio turnover rate	75.51%	114.81%	97.50%	217.57%	148.66%	66.70%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund		Class I
				From 5/31/2013

	Six months ended 4/30/2016	Year ended 10/31//2015	Year ended 10/31//2014	(commencement ofoperations) to 10/31/2013(ii)
Net asset value, beginning of period	$15.55	$15.27	$15.29	$13.94
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.06	0.05	0.12	0.03
Net realized and unrealized gain (loss)
on investments	(0.89)	0.41	(0.07)	1.32
Total from investment operations	(0.83)	0.46	0.05	1.35
Dividends from net investment income	(0.05)	(0.18)	(0.07)	–
Net asset value, end of period	$14.67	$15.55	$15.27	$15.29
Total return(iv)	(5.35)%	3.04%	0.31%	9.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$18,876	$14,435	$3,722	$157
Ratio of gross expenses to average
net assets	1.33%	1.30%	1.27%	15.73%
Ratio of expense reimbursements to
average net assets	(0.18)%	(0.15)%	(0.12)%	(14.58)%
Ratio of net expenses to average net
assets	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to
average net assets	0.84%	0.34%	0.76%	0.44%
Portfolio turnover rate	75.51%	114.81%	97.50%	217.57%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger International Growth Fund			Class Z
						From 12/29/2010
	Six months ended 4/30/2016	Year ended 10/31/2015	Year ended 10/31/2014	Year ended 10/31/2013	Year ended 10/31/2012	(commencement of operations) to 10/31/2011(ii)
Net asset value, beginning of period	$15.73	$15.44	$15.35	$12.66	$11.94	$11.83
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.08	0.12	0.13	0.33	0.08	0.04
Net realized and unrealized gain (loss)
on investments	(0.90)	0.39	(0.04)	2.50	0.64	0.07
Total from investment operations	(0.82)	0.51	0.09	2.83	0.72	0.11
Dividends from net investment income	(0.07)	(0.22)	–	(0.14)	–	–
Net asset value, end of period	$14.84	$15.73	$15.44	$15.35	$12.66	$11.94
Total return(iv)	(5.24)%	3.27%	0.59%	22.56%	6.03%	0.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$25,301	$19,326	$8,573	$2,277	$20,217	$20,832
Ratio of gross expenses to average
net assets	1.04%	1.03%	1.04%	1.12%	0.96%	1.01%
Ratio of expense reimbursements to
average net assets	(0.15)%	(0.14)%	(0.15)%	(0.13)%	–	(0.02)%
Ratio of net expenses to average net
assets	0.89%	0.89%	0.89%	0.99%	0.96%	0.99%
Ratio of net investment income (loss) to
average net assets	1.05%	0.73%	0.82%	2.50%	0.65%	0.37%
Portfolio turnover rate	75.51%	114.81%	97.50%	217.57%	148.66%	66.70%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$10.66	$10.54	$9.38	$7.05	$6.51	$6.39
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.03)	(0.07)	(0.04)	(0.03)	(0.02)	(0.06)
Net realized and unrealized gain (loss)
on investments	(0.62)	0.19	1.20	2.36	0.56	0.18
Total from investment operations	(0.65)	0.12	1.16	2.33	0.54	0.12
Net asset value, end of period	$10.01	$10.66	$10.54	$9.38	$7.05	$6.51
Total return(iii)	(6.10)%	1.23%	12.37%	33.05%	8.29%	1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$119,204	$131,592	$142,977	$143,231	$131,454	$165,315
Ratio of gross expenses to average
net assets	1.32%	1.32%	1.35%	1.39%	1.40%	1.38%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.32%	1.32%	1.35%	1.39%	1.40%	1.38%
Ratio of net investment income (loss) to
average net assets	(0.63)%	(0.67)%	(0.38)%	(0.31)%	(0.25)%	(0.89)%
Portfolio turnover rate	46.94%	122.05%	194.81%	156.98%	234.91%	245.44%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$8.67	$8.63	$7.73	$5.86	$5.46	$5.39
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.12)	(0.09)	(0.07)	(0.05)	(0.09)
Net realized and unrealized gain (loss)
on investments	(0.51)	0.16	0.99	1.94	0.45	0.16
Total from investment operations	(0.56)	0.04	0.90	1.87	0.40	0.07
Net asset value, end of period	$8.11	$8.67	$8.63	$7.73	$5.86	$5.46
Total return(iii)	(6.46)%	0.46%	11.64%	31.91%	7.33%	1.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$20,613	$26,151	$33,377	$50,341	$45,501	$48,334
Ratio of gross expenses to average
net assets	2.04%	2.02%	2.04%	2.10%	2.08%	2.11%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.04%	2.02%	2.04%	2.10%	2.08%	2.11%
Ratio of net investment income (loss) to
average net assets	(1.35)%	(1.36)%	(1.05)%	(1.02)%	(0.92)%	(1.61)%
Portfolio turnover rate	46.94%	122.05%	194.81%	156.98%	234.91%	245.44%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$8.58	$8.56	$7.68	$5.82	$5.43	$5.37
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.13)	(0.10)	(0.08)	(0.06)	(0.10)
Net realized and unrealized gain (loss)
on investments	(0.49)	0.15	0.98	1.94	0.45	0.16
Total from investment operations	(0.55)	0.02	0.88	1.86	0.39	0.06
Net asset value, end of period	$8.03	$8.58	$8.56	$7.68	$5.82	$5.43
Total return(iii)	(6.41)%	0.35%	11.46%	31.96%	7.18%	1.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$21,246	$23,628	$25,932	$26,320	$22,812	$26,731
Ratio of gross expenses to average
net assets	2.15%	2.12%	2.16%	2.21%	2.22%	2.20%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.15%	2.12%	2.16%	2.21%	2.22%	2.20%
Ratio of net investment income (loss) to
average net assets	(1.45)%	(1.47)%	(1.19)%	(1.13)%	(1.06)%	(1.71)%
Portfolio turnover rate	46.94%	122.05%	194.81%	156.98%	234.91%	245.44%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Fund	Class Z
		From 5/28/2015
	Six months	( commencement
	ended	of operations) to
	4/30/2016 (i)	10/31/2015 (ii)
Net asset value, beginning of period	$10.67	$11.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.01)	(0.02)
Net realized and unrealized loss on
investments	(0.62)	(1.01)
Total from investment operations	(0.63)	(1.03)
Net asset value, end of period	$10.04	$10.67
Total return(iv)	(5.90)%	(8.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$2,850	$2,413
Ratio of gross expenses to average
net assets	1.39%	1.76%
Ratio of expense reimbursements to
average net assets	(0.40)%	(0.77)%
Ratio of net expenses to average net
assets	0.99%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.29)%	(0.49)%
Portfolio turnover rate	46.94%	122.05%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$16.72	$19.32	$20.89	$16.72	$15.22	$14.48
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.12)	(0.09)	(0.03)	(0.09)	(0.16)
Net realized and unrealized gain (loss)
on investments	(0.48)	0.09	1.53	4.92	1.59	0.90
Total from investment operations	(0.53)	(0.03)	1.44	4.89	1.50	0.74
Distributions from net realized gains	(5.96)	(2.57)	(3.01)	(0.72)	–	–
Net asset value, end of period	$10.23	$16.72	$19.32	$20.89	$16.72	$15.22
Total return(iii)	(4.74)%	(0.31)%	7.68%	30.39%	9.86%	5.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$98,982	$159,061	$241,510	$294,846	$299,934	$377,947
Ratio of gross expenses to average
net assets	1.36%	1.30%	1.27%	1.29%	1.29%	1.37%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.36%	1.30%	1.27%	1.29%	1.29%	1.37%
Ratio of net investment income (loss) to
average net assets	(0.82)%	(0.65)%	(0.45)%	(0.19)%	(0.54)%	(0.99)%
Portfolio turnover rate	83.90%	110.40%	91.59%	95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$14.39	$17.11	$18.96	$15.36	$14.09	$13.50
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.08)	(0.22)	(0.21)	(0.16)	(0.20)	(0.26)
Net realized and unrealized gain (loss)
on investments	(0.38)	0.07	1.37	4.48	1.47	0.85
Total from investment operations	(0.46)	(0.15)	1.16	4.32	1.27	0.59
Distributions from net realized gains	(5.96)	(2.57)	(3.01)	(0.72)	–	–
Net asset value, end of period	$7.97	$14.39	$17.11	$18.96	$15.36	$14.09
Total return(iii)	(5.13)%	(1.16)%	6.87%	29.33%	9.01%	4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$2,489	$4,167	$7,252	$9,413	$9,448	$10,998
Ratio of gross expenses to average
net assets	2.25%	2.10%	2.06%	2.07%	2.10%	2.12%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.25%	2.10%	2.06%	2.07%	2.10%	2.12%
Ratio of net investment income (loss) to
average net assets	(1.72)%	(1.44)%	(1.24)%	(0.97)%	(1.34)%	(1.73)%
Portfolio turnover rate	83.90%	110.40%	91.59%	95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$14.45	$17.16	$19.00	$15.39	$14.12	$13.53
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.07)	(0.22)	(0.21)	(0.16)	(0.20)	(0.25)
Net realized and unrealized gain (loss)
on investments	(0.39)	0.08	1.38	4.49	1.47	0.84
Total from investment operations	(0.46)	(0.14)	1.17	4.33	1.27	0.59
Distributions from net realized gains	(5.96)	(2.57)	(3.01)	(0.72)	–	–
Net asset value, end of period	$8.03	$14.45	$17.16	$19.00	$15.39	$14.12
Total return(iii)	(5.15)%	(1.09)%	6.92%	29.34%	9.00%	4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$38,810	$54,768	$63,572	$68,161	$59,063	$64,597
Ratio of gross expenses to average
net assets	2.14%	2.07%	2.03%	2.06%	2.09%	2.10%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.14%	2.07%	2.03%	2.06%	2.09%	2.10%
Ratio of net investment income (loss) to
average net assets	(1.60)%	(1.43)%	(1.21)%	(0.96)%	(1.33)%	(1.70)%
Portfolio turnover rate	83.90%	110.40%	91.59%	95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$16.91	$19.54	$21.09	$16.88	$15.35	$14.57
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.04)	(0.11)	(0.09)	(0.04)	(0.08)	(0.13)
Net realized and unrealized gain (loss)
on investments	(0.50)	0.05	1.55	4.97	1.61	0.91
Total from investment operations	(0.54)	(0.06)	1.46	4.93	1.53	0.78
Distributions from net realized gains	(5.96)	(2.57)	(3.01)	(0.72)	–	–
Net asset value, end of period	$10.41	$16.91	$19.54	$21.09	$16.88	$15.35
Total return(iii)	(4.72)%	(0.48)%	7.70%	30.34%	10.00%	5.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$41,544	$70,677	$699,237	$692,445	$545,397	$420,089
Ratio of gross expenses to average
net assets	1.31%	1.31%	1.27%	1.31%	1.23%	1.21%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.31%	1.31%	1.27%	1.31%	1.23%	1.21%
Ratio of net investment income (loss) to
average net assets	(0.77)%	(0.62)%	(0.45)%	(0.22)%	(0.45)%	(0.79)%
Portfolio turnover rate	83.90%	110.40%	91.59%	95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger SMid Cap Growth Fund			Class Z
							From 12/29/2010
	Six month ended 4/30/2016	Six month ended 10/31/2015	Six month ended 10/31/2014		Six month ended 10/31//2013	Six month ended 10/31/2012	(commencement of operations) (ii) to 10/31/2011
Net asset value, beginning of period	$17.08	$19.63	$21.11		$16.84	$15.28	$15.86
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(iii)	(0.03)	(0.06)	(0.02)		0.02	(0.02)	(0.07)
Net realized and unrealized gain (loss)
on investments	(0.49)	0.08	1.55		4.97	1.58	(0.51)
Total from investment operations	(0.52)	0.02	1.53		4.99	1.56	(0.58)
Distributions from net realized gains	(5.96)	(2.57)	(3.01)		(0.72)	–	–
Net asset value, end of period	$10.60	$17.08	$19.63		$21.11	$16.84	$15.28
Total return(iv)	(4.62)%	(0.02)%	8.07%		30.78%	10.21%	(3.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$131,362	$134,051	$52,091	$	67,852	$54,965	$24,124
Ratio of gross expenses to average
net assets	1.01%	0.99%	0.95%		0.96%	0.97%	1.06%
Ratio of expense reimbursements to
average net assets	–	–	–		–	–	(0.07)%
Ratio of net expenses to average net
assets	1.01%	0.99%	0.95%		0.96%	0.97%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.47)%	(0.33)%	(0.13)%		0.13%	(0.14)%	(0.51)%
Portfolio turnover rate	83.90%	110.40%	91.59%		95.67%	81.09%	64.83%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$8.00	$8.96	$9.97	$7.79	$7.12	$6.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.03)	(0.08)	(0.07)	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss)
on investments	(0.57)	0.11	0.19	2.53	0.72	0.51
Total from investment operations	(0.60)	0.03	0.12	2.49	0.67	0.42
Distributions from net realized gains	(1.59)	(0.99)	(1.13)	(0.31)	–	–
Net asset value, end of period	$5.81	$8.00	$8.96	$9.97	$7.79	$7.12
Total return(iii)	(9.23)%	0.16%	1.30%	33.15%	9.41%	6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$92,656	$115,594	$139,497	$175,214	$172,202	$194,799
Ratio of gross expenses to average
net assets	1.39%	1.35%	1.35%	1.38%	1.40%	1.43%
Ratio of expense reimbursements to
average net assets	–	–	–	(0.02)%	–	(0.01)%
Ratio of net expenses to average net
assets	1.39%	1.35%	1.35%	1.36%	1.40%	1.42%
Ratio of net investment income (loss) to
average net assets	(0.91)%	(0.92)%	(0.81)%	(0.49)%	(0.71)%	(1.18)%
Portfolio turnover rate	33.61%	131.72%	88.98%	93.97%	72.59%	67.37%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$6.57	$7.59	$8.67	$6.86	$6.27	$5.95
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.04)	(0.12)	(0.12)	(0.09)	(0.10)	(0.13)
Net realized and unrealized gain (loss)
on investments	(0.45)	0.09	0.17	2.21	0.69	0.45
Total from investment operations	(0.49)	(0.03)	0.05	2.12	0.59	0.32
Distributions from net realized gains	(1.59)	(0.99)	(1.13)	(0.31)	–	–
Net asset value, end of period	$4.49	$6.57	$7.59	$8.67	$6.86	$6.27
Total return(iii)	(9.63)%	(0.55)%	0.61%	32.21%	9.41%	5.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$5,318	$6,564	$8,874	$13,626	$13,389	$15,954
Ratio of gross expenses to average
net assets	2.15%	2.16%	2.11%	2.13%	2.16%	2.18%
Ratio of expense reimbursements to
average net assets	–	–	–	(0.02)%	–	(0.01)%
Ratio of net expenses to average net
assets	2.15%	2.16%	2.11%	2.11%	2.16%	2.17%
Ratio of net investment income (loss) to
average net assets	(1.67)%	(1.73)%	(1.56)%	(1.24)%	(1.47)%	(1.92)%
Portfolio turnover rate	33.61%	131.72%	88.98%	93.97%	72.59%	67.37%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$6.42	$7.44	$8.52	$6.76	$6.27	$5.95
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.04)	(0.12)	(0.12)	(0.10)	(0.10)	(0.13)
Net realized and unrealized gain (loss)
on investments	(0.43)	0.09	0.17	2.17	0.59	0.45
Total from investment operations	(0.47)	(0.03)	0.05	2.07	0.49	0.32
Distributions from net realized gains	(1.59)	(0.99)	(1.13)	(0.31)	–	–
Net asset value, end of period	$4.36	$6.42	$7.44	$8.52	$6.76	$6.27
Total return(iii)	(9.56)%	(0.70)%	0.61%	31.94%	7.81%	5.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$10,238	$13,724	$16,119	$19,461	$17,091	$19,145
Ratio of gross expenses to average
net assets	2.23%	2.16%	2.15%	2.18%	2.19%	2.22%
Ratio of expense reimbursements to
average net assets	–	–	–	(0.02)%	–	0.01%
Ratio of net expenses to average net
assets	2.23%	2.16%	2.15%	2.16%	2.19%	2.21%
Ratio of net investment income (loss) to
average net assets	(1.75)%	(1.73)%	(1.61)%	(1.31)%	(1.50)%	(1.96)%
Portfolio turnover rate	33.61%	131.72%	88.98%	93.97%	72.59%	67.37%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth Fund			Class Z
						From 12/29/2010
	Six months ended 4//30/2016	Year ended 10//31/2015	Year ended 10//31/2014	Year ended 10//31/2013	Year ended 10//31/2012	(commencement of operations) to 10//31/2011(ii)
Net asset value, beginning of period	$8.10	$9.04	$10.01	$7.79	$7.14	$7.43
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.02)	(0.05)	(0.04)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss)
on investments	(0.58)	0.10	0.20	2.55	0.67	(0.25)
Total from investment operations	(0.60)	0.05	0.16	2.53	0.65	(0.29)
Distributions from net realized gains	(1.59)	(0.99)	(1.13)	(0.31)	–	–
Net asset value, end of period	$5.91	$8.10	$9.04	$10.01	$7.79	$7.14
Total return(iv)	(9.09)%	0.52%	1.73%	33.67%	9.10%	(3.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$17,535	$22,002	$64,684	$79,723	$29,264	$26,137
Ratio of gross expenses to average
net assets	1.06%	1.04%	1.03%	1.05%	1.04%	1.13%
Ratio of expense reimbursements to
average net assets	(0.07)%	(0.05)%	(0.04)%	(0.06)%	(0.05)%	(0.14)%
Ratio of net expenses to average net
assets	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to
average net assets	(0.51)%	(0.55)%	(0.45)%	(0.18)%	(0.28)%	(0.72)%
Portfolio turnover rate	33.61%	131.72%	88.98%	93.97%	72.59%	67.37%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$10.95	$11.52	$12.98	$10.88	$10.82	$10.23
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.14)	(0.11)	(0.08)	(0.09)	(0.14)
Net realized and unrealized gain (loss)
on investments	(0.90)	0.55	0.60	3.55	1.03	0.73
Total from investment operations	(0.95)	0.41	0.49	3.47	0.94	0.59
Distributions from net realized gains	–	(0.98)	(1.95)	(1.37)	(0.88)	–
Net asset value, end of period	$10.00	$10.95	$11.52	$12.98	$10.88	$10.82
Total return(iii)	(8.68)%	3.78%	4.23%	36.03%	9.60%	5.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$16,400	$14,480	$7,241	$7,563	$6,464	$8,851
Ratio of gross expenses to average
net assets	1.40%	1.82%	2.22%	2.45%	2.60%	2.29%
Ratio of expense reimbursements to
average net assets	(0.08)%	(0.22)%	(0.62)%	(0.85)%	(1.04)%	(0.79)%
Ratio of net expenses to average net
assets	1.32%	1.60%	1.60%	1.60%	1.56%	1.50%
Ratio of net investment income (loss) to
average net assets	(0.99)%	(1.24)%	(0.95)%	(0.69)%	(0.86)%	(1.22)%
Portfolio turnover rate	58.87%	162.44%	91.91%	92.82%	63.81%	66.59%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$10.12	$10.79	$12.34	$10.48	$10.52	$10.02
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.08)	(0.20)	(0.17)	(0.15)	(0.16)	(0.22)
Net realized and unrealized gain (loss)
on investments	(0.83)	0.51	0.57	3.38	1.00	0.72
Total from investment operations	(0.91)	0.31	0.40	3.23	0.84	0.50
Distributions from net realized gains	–	(0.98)	(1.95)	(1.37)	(0.88)	–
Net asset value, end of period	$9.21	$10.12	$10.79	$12.34	$10.48	$10.52
Total return(iii)	(8.99)%	3.06%	3.65%	35.00%	8.90%	5.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$12,231	$8,020	$2,612	$2,636	$1,956	$2,293
Ratio of gross expenses to average
net assets	2.15%	2.53%	2.99%	3.23%	3.33%	3.04%
Ratio of expense reimbursements to
average net assets	(0.12)%	(0.28)%	(0.74)%	(0.98)%	(1.08)%	(0.79)%
Ratio of net expenses to average net
assets	2.03%	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to
average net assets	(1.70)%	(1.91)%	(1.60)%	(1.34)%	(1.54)%	(1.97)%
Portfolio turnover rate	58.87%	162.44%	91.91%	92.82%	63.81%	66.59%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$11.22	$11.75	$13.17	$11.00	$10.90	$10.29
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.12)	(0.08)	(0.05)	(0.07)	(0.11)
Net realized and unrealized gain (loss)
on investments	(0.92)	0.57	0.61	3.59	1.05	0.72
Total from investment operations	(0.97)	0.45	0.53	3.54	0.98	0.61
Distributions from net realized gains	–	(0.98)	(1.95)	(1.37)	(0.88)	–
Net asset value, end of period	$10.25	$11.22	$11.75	$13.17	$11.00	$10.90
Total return(iii)	(8.65)%	4.07%	4.50%	36.31%	9.90%	5.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$50,166	$40,924	$2,359	$2,034	$1,349	$2,075
Ratio of gross expenses to average
net assets	1.39%	1.56%	2.19%	2.43%	3.20%	2.43%
Ratio of expense reimbursements to
average net assets	(0.12)%	(0.21)%	(0.84)%	(1.08)%	(1.89)%	(1.18)%
Ratio of net expenses to average net
assets	1.27%	1.35%	1.35%	1.35%	1.31%	1.25%
Ratio of net investment income (loss) to
average net assets	(0.94)%	(1.07)%	(0.70)%	(0.46)%	(0.62)%	(0.96)%
Portfolio turnover rate	58.87%	162.44%	91.91%	92.82%	63.81%	66.59%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Focus Fund			Class Z
						From 12/29/2010
	Six months ended 4/30/2016	Year ended 10/31/2015	Year ended 10/31/2014	Year ended 10/31/2013	Year ended 10/31/2012	(commencement of operations) to 10/31/2011(ii)
Net asset value, beginning of period	$11.28	$11.77	$13.16	$10.97	$10.85	$11.31
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.04)	(0.08)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss)
on investments	(0.93)	0.57	0.61	3.58	1.04	(0.40)
Total from investment operations	(0.97)	0.49	0.56	3.56	1.00	(0.46)
Distributions from net realized gains	–	(0.98)	(1.95)	(1.37)	(0.88)	–
Net asset value, end of period	$10.31	$11.28	$11.77	$13.16	$10.97	$10.85
Total return(iv)	(8.60)%	4.43%	4.78%	36.61%	10.15%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$24,849	$17,109	$3,368	$3,202	$2,426	$1,964
Ratio of gross expenses to average
net assets	1.09%	1.56%	2.11%	2.38%	2.69%	37.74%
Ratio of expense reimbursements to
average net assets	(0.07)%	(0.55)%	(1.01)%	(1.28)%	(1.59)%	(36.64)%
Ratio of net expenses to average net
assets	1.02%	1.01%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to
average net assets	(0.68)%	(0.68)%	(0.45)%	(0.20)%	(0.38)%	(0.72)%
Portfolio turnover rate	58.87%	162.44%	91.91%	92.82%	63.81%	66.59%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$21.94	$26.96	$25.35	$21.75	$19.34	$17.42
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.07)	(0.25)	(0.14)	(0.05)	0.02	(0.09)
Net realized and unrealized gain (loss)
on investments	(2.26)	0.82	5.89	6.11	2.39	2.01
Total from investment operations	(2.33)	0.57	5.75	6.06	2.41	1.92
Dividends from net investment income	–	(0.16)	–	(0.01)	–	–
Distributions from net realized gains	(3.39)	(5.43)	(4.14)	(2.45)	–	–
Net asset value, end of period	$16.22	$21.94	$26.96	$25.35	$21.75	$19.34
Total return(iii)	(12.94)%	1.72%	26.29%	30.81%	12.46%	11.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$85,055	$122,814	$139,306	$129,870	$120,490	$148,445
Ratio of gross expenses to average
net assets	1.39%	1.31%	1.31%	1.35%	1.37%	1.35%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.39%	1.31%	1.31%	1.35%	1.37%	1.35%
Ratio of net investment income (loss) to
average net assets	(0.83)%	(1.05)%	(0.59)%	(0.21)%	0.11%	(0.46)%
Portfolio turnover rate	59.00%	133.92%	167.94%	115.08%	110.37%	63.17%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$18.46	$23.53	$22.78	$19.91	$17.85	$16.21
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.12)	(0.38)	(0.29)	(0.20)	(0.13)	(0.23)
Net realized and unrealized gain (loss)
on investments	(1.82)	0.74	5.18	5.52	2.19	1.87
Total from investment operations	(1.94)	0.36	4.89	5.32	2.06	1.64
Distributions from net realized gains	(3.39)	(5.43)	(4.14)	(2.45)	–	–
Net asset value, end of period	$13.13	$18.46	$23.53	$22.78	$19.91	$17.85
Total return(iii)	(13.31)%	0.95%	25.33%	29.82%	11.54%	10.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$3,063	$5,797	$9,030	$11,767	$11,879	$13,878
Ratio of gross expenses to average
net assets	2.24%	2.09%	2.10%	2.12%	2.16%	2.16%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.24%	2.09%	2.10%	2.12%	2.16%	2.16%
Ratio of net investment income (loss) to
average net assets	(1.69)%	(1.83)%	(1.37)%	(0.99)%	(0.68)%	(1.27)%
Portfolio turnover rate	59.00%	133.92%	167.94%	115.08%	110.37%	63.17%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$18.53	$23.60	$22.83	$19.95	$17.88	$16.23
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.12)	(0.37)	(0.29)	(0.20)	(0.13)	(0.22)
Net realized and unrealized gain (loss)
on investments	(1.82)	0.73	5.20	5.53	2.20	1.87
Total from investment operations	(1.94)	0.36	4.91	5.33	2.07	1.65
Dividends from net investment income	–	–(iii)	–	–	–	–
Distributions from net realized gains	(3.39)	(5.43)	(4.14)	(2.45)	–	–
Net asset value, end of period	$13.20	$18.53	$23.60	$22.83	$19.95	$17.88
Total return(iv)	(13.25)%	0.95%	25.37%	29.81%	11.58%	10.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$37,522	$53,487	$60,628	$56,717	$50,049	$59,207
Ratio of gross expenses to average
net assets	2.16%	2.08%	2.06%	2.10%	2.14%	2.12%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	2.16%	2.08%	2.06%	2.10%	2.14%	2.12%
Ratio of net investment income (loss) to
average net assets	(1.60)%	(1.81)%	(1.34)%	(0.98)%	(0.67)%	(1.23)%
Portfolio turnover rate	59.00%	133.92%	167.94%	115.08%	110.37%	63.17%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount was less than $0.005 per share.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Health Sciences Fund	Class Z
		From 5/28/2015
	Six months	(commencement
	ended	of operations) to
	4/30/2016 (i)	10/31/2015 (ii)
Net asset value, beginning of period	$21.74	$25.03
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.04)	(0.05)
Net realized and unrealized loss on
investments	(2.22)	(3.22)
Total from investment operations	(2.26)	(3.27)
Distributions from net realized gains	(3.39)	–
Net asset value, end of period	$16.09	$21.76
Total return(iv)(v)	(12.71)%	(13.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$7,325	$6,517
Ratio of gross expenses to average
net assets	1.18%	1.36%
Ratio of expense reimbursements to
average net assets	(0.19)%	(0.28)%
Ratio of net expenses to average net
assets	0.99%	1.08%
Ratio of net investment income (loss) to
average net assets	(0.44)%	(0.47)%
Portfolio turnover rate	59.00%	133.92%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.
(v) During the year ended October 31, 2015, the Health Science Fund received a payment made by the Advisor due to a delay in recording the expense reimbursement for the Class Z shares that amounted to $0.02 per share. Had the Fund not received this payment, total return of the Class Z shares would have been lower by 0.08%.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund			Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$33.37	$33.56	$29.63	$24.43	$21.74	$21.38
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.29	0.59	0.63	0.56	0.44	0.32
Net realized and unrealized gain (loss)
on investments	(0.52)	0.81	3.92	5.11	2.60	0.69
Total from investment operations	(0.23)	1.40	4.55	5.67	3.04	1.01
Dividends from net investment income	(0.27)	(0.51)	(0.62)	(0.47)	(0.35)	(0.65)
Distributions from net realized gains	(1.04)	(1.08)	–	–	–	–
Net asset value, end of period	$31.83	$33.37	$33.56	$29.63	$24.43	$21.74
Total return(iii)	(0.70)%	4.26%	15.53%	23.45%	14.02%	4.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$65,152	$70,933	$73,674	$80,832	$73,050	$41,446
Ratio of gross expenses to average
net assets	1.14%	1.15%	1.18%	1.19%	1.25%	1.43%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	(0.03)%
Ratio of net expenses to average net
assets	1.14%	1.15%	1.18%	1.19%	1.25%	1.40%
Ratio of net investment income (loss) to
average net assets	1.87%	1.76%	2.00%	2.07%	1.87%	1.49%
Portfolio turnover rate	2.97%	15.83%	21.20%	29.27%	45.36%	119.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund			Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$32.95	$33.18	$29.33	$24.22	$21.54	$21.02
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(ii)	0.17	0.33	0.38	0.34	0.26	0.16
Net realized and unrealized gain (loss)
on investments	(0.51)	0.80	3.89	5.08	2.58	0.68
Total from investment operations	(0.34)	1.13	4.27	5.42	2.84	0.84
Dividends from net investment income	(0.16)	(0.28)	(0.42)	(0.31)	(0.16)	(0.32)
Distributions from net realized gains	(1.04)	(1.08)	–	–	–	–
Net asset value, end of period	$31.41	$32.95	$33.18	$29.33	$24.22	$21.54
Total return(iii)	(1.07)%	3.47%	14.65%	22.53%	13.20%	4.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$21,786	$21,156	$19,999	$17,173	$13,121	$9,806
Ratio of gross expenses to average
net assets	1.89%	1.90%	1.93%	1.96%	2.01%	2.16%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	(0.03)%
Ratio of net expenses to average net
assets	1.89%	1.90%	1.93%	1.96%	2.01%	2.13%
Ratio of net investment income (loss) to
average net assets	1.10%	0.99%	1.22%	1.27%	1.11%	0.75%
Portfolio turnover rate	2.97%	15.83%	21.20%	29.27%	45.36%	119.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Growth & Income Fund			Class Z
					From 3/1/2012
	Six months ended 4/30/2016	Year ended 10/31/2015	Year ended 10/31/2015	Year ended 10/31/2015	(commencement of operations) to 10/31/2012 (ii)
Net asset value, beginning of period	$33.39	$33.57	$29.64	$24.43	$23.83
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.33	0.66	0.63	0.59	0.34
Net realized and unrealized gain (loss)
on investments	(0.51)	0.82	4.00	5.14	0.59
Total from investment operations	(0.18)	1.48	4.63	5.73	0.93
Dividends from net investment income	(0.32)	(0.58)	(0.70)	(0.52)	(0.33)
Distributions from net realized gains	(1.04)	(1.08)	–	–	–
Net asset value, end of period	$31.85	$33.39	$33.57	$29.64	$24.43
Total return(iv)	(0.57)%	4.53%	15.78%	23.74%	3.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$10,400	$8,752	$8,441	$2,306	$1,087
Ratio of gross expenses to average
net assets	0.89%	0.91%	1.05%	1.36%	2.92%
Ratio of expense reimbursements to
average net assets	–	–	(0.10)%	(0.41)%	(1.97)%
Ratio of net expenses to average net
assets	0.89%	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to
average net assets	2.08%	1.99%	1.98%	2.18%	2.14%
Portfolio turnover rate	2.97%	15.83%	21.20%	29.27%	45.36%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger
Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The
Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth
Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap
Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth
& Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of
Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the
“NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – signifiant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash, overnight time deposits and money market funds.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S.
dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying
Statements of Operations.

(e) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase put and call options. Each Fund pays a premium which is included in the Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets, as defined in its prospectuses. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Funds. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-
dividend date. The Funds declare and pay dividends from net investment income annually except that the Alger Growth & Income Fund declares and pays such dividends quarterly.
With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.
Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and premium/discount of debt securities. The reclassifications are done annually at fiscal year end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S., as well as New York State and New York City. The statute of limitations on the Funds’ tax returns remains open for the tax years 2012-2015.
Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

present a fair statement of results for the interim period. Actual results may differ from those estimates. All such adjustments are of normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:
(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Advisory Agreement with Fred Alger Management, Inc. (“Alger
Management” or the “Manager”), are payable monthly and computed based on the following rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2016, is set forth below under the heading “Actual Rate.”

	Tier 1	Tier 2	Tier 3	Actual Rate
Alger Capital Appreciation Fund(a)	0.810%	0.650%	0.600%	0.780%
Alger International Growth Fund(b)	0.710	0.600	—	0.710
Alger Mid Cap Growth Fund(b)	0.760	0.700	—	0.760
Alger SMid Cap Growth Fund(b)	0.810	0.750	—	0.810
Alger Small Cap Growth Fund(b)	0.810	0.750	—	0.810
Alger Small Cap Focus Fund(d)	0.750	—	—	0.750
Alger Health Sciences Fund(c)	0.810	0.650	—	0.810
Alger Growth & Income Fund(b)	0.585	0.550	—	0.585

(a) Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 and
$4 billion and Tier 3 rate is paid on assets in excess of $4 billion.

(b) Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of
$1 billion.

(c) Tier 1 rate is paid on assets up to $500 million and Tier 2 rate is paid on assets in excess of $500 million.

(d) Tier 1 is based on all assets.

Alger Management has established expense caps for several share classes, effective through
February 28, 2017, whereby it reimburses the share classes if annualized operating expenses
(excluding interest, taxes, brokerage, dividend expense and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

					FEES WAIVED /
					REIMBURSED FOR
					THE SIX MONTHS
	CLASS				ENDED
	A	C	I	Z	APRIL 30, 2016
Alger International Growth Fund	–	–	1.15%	0.89%	$36,609
Alger Mid Cap Growth Fund*	–	–	–	0.99	5,169
Alger Small Cap Growth Fund	–	–	–	0.99	7,170
Alger Small Cap Focus Fund**	1.20%	1.95%	1.20	1.10	48,717
Alger Health Sciences Fund	–	–	–	0.99	7,949
* Effective June 1, 2016, the expense cap for the Alger Mid Cap Growth Fund Class Z will change to 1.05%.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

** Prior to March 1, 2016, the expense cap for the Alger Small Cap Focus Fund Class A was
1.60%, Class C was 2.25%, Class I was 1.35% and Class Z was 0.99%.

Fred Alger Management Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s
Administration Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Plan of Distribution pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund’s distributor (the “Distributor” or
“Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Class A shares and shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger Inc.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund issuing such shares reimburse Alger Inc.
for costs and expenses incurred by Alger Inc. in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of 1%
of the respective average daily net assets of the Class B shares of the designated Fund. If in any month, the costs incurred by Alger Inc. relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Fund, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April
30, 2016, such excess carried forward was $21,685,181, $16,228,567, $10,703,888, $278,007,
$16,334,536 and $997,162, for Class B shares of the Alger Capital Appreciation Fund, Alger
International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund,
Alger Small Cap Growth Fund and Alger Health Sciences Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(d) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund pay Alger Inc. a fee at the annual rate of 1% of the respective average daily net assets of the Class C shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Class C shares and shareholder servicing.
The fees paid may be more or less than the expenses incurred by Alger Inc.

Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of the Alger International Growth Fund, Alger SMid Cap Growth Fund and Alger Small Cap
Focus Fund each pay Alger Inc. a fee at the annual rate of 0.25% of the average daily net assets of the Fund’s Class I shares to compensate Alger Inc. for its activities and expenses incurred in distributing the Class I shares and shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger Inc.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Sales Charges: Purchases and sales of shares of the Funds may be subject to initial sales charges or contingent deferred sales charges. The contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended April 30, 2016, the initial sales charges and contingent deferred sales charges imposed, all of which were retained by Alger
Inc., were as follows:

		CONTINGENT
	INITIAL SALES	DEFERRED SALES
	CHARGES	CHARGES
Alger Capital Appreciation Fund	$4,987	$30,489
Alger International Growth Fund	1,927	9,017
Alger Mid Cap Growth Fund	1,438	19,336
Alger SMid Cap Growth Fund	262	4,971
Alger Small Cap Growth Fund	1,014	2,859
Alger Small Cap Focus Fund	53	1,769
Alger Health Sciences Fund	509	5,156
Alger Growth & Income Fund	1,554	1,532

(e) Brokerage Commissions: During the six months ended April 30, 2016, the Alger Capital
Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger
SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger
Health Sciences Fund and Alger Growth & Income Fund paid Alger Inc. commissions of
$497,208, $6,126, $19,335, $123,490, $12,990, $8,835, $25,877 and $1,654 respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A, Class B and
Class C shares and 0.01% of their respective average daily net assets of the Class I and Class
Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate
Fund, subject to certain limitations, as approved by the Board. For the six months ended
April 30, 2016, Alger Management charged back to the Alger Capital Appreciation Fund,
Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth
Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences
Fund and Alger Growth & Income Fund, $515,740, $33,304, $45,785, $128,600, $29,656,
$15,812, $54,060 and $19,280, respectively, for these services, which are included in transfer agent fees and expenses in the accompanying Statements of Operations.

(g) Trustees’ Fees: From November 1, 2015 through February 29, 2016, each trustee who is not affiliated with Alger Management or its affiliates each, an “Independent Trustee”
received a fee of $25,875 for each board meeting attended, to a maximum of $103,500

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The Independent Trustee appointed as Chairman of the
Board of Trustees received additional compensation of $24,300 per annum paid pro rata by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee received a fee of $2,500 for each Audit Committee meeting attended to a maximum of
$10,000 per annum, paid pro rata by each fund in the Alger Fund Complex.
Effective March 1, 2016, each Independent Trustee receives a fee of $27,250 for each board meeting attended, to a maximum of $109,000 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The
Independent Trustee appointed as Chairman of the Board of Trustees receives additional compensation of $26,000 per annum paid pro rata by each fund in the Alger Fund Complex.
Additionally, each member of the Audit Committee receives a fee of $2,500 for each Audit
Committee meeting attended to a maximum of $10,000 per annum, paid pro rata by each fund in the Alger Fund Complex.

(h) Interfund Trades: The Funds engaged in purchase and sale transactions with funds that have a common investment adviser. For the six months ended April 30, 2016, these purchases and sales were as follows:

	Purchases	Sales
Alger Capital Appreciation Fund	$557,050	$–
Alger Small Cap Growth Fund	–	278,525
Alger Small Cap Focus Fund	196,014	291,380

(i) Interfund Loans: The Funds, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes.
To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds. There were no interfund loans outstanding as of April 30, 2016.
During the six months ended April 30, 2016, Alger SMid Cap Growth Fund and Alger Small
Cap Growth Fund incurred interfund loan interest expense of $2,145 and $23, respectively and Alger Capital Appreciation Fund earned interfund loan interest income of $1,786.

(j) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2016, Alger Management and its
affiliated entities owned the following shares:

		SHARE CLASS
	A	C	I	Z
Alger Capital Appreciation Fund	61,690	—	—	24,202
Alger International Growth Fund	—	—	7,315	108,897
Alger Mid Cap Growth Fund	—	—	—	85,681
Alger SMid Cap Growth Fund	141,718	82,885	—	69,272

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		SHARE CLASS
	A	C	I	Z
Alger Small Cap Growth Fund	62,507	—	—	78,354
Alger Small Cap Focus Fund	—	—	—	286,570
Alger Health Sciences Fund	—	—	—	4,712
Alger Growth & Income Fund	—	—	—	28,554

NOTE 4 — Securities Transactions:
The following summarizes the securities transactions by the Trust, other than U.S.
Government securities, short-term securities, purchased options and short sales, for the six months ended April 30, 2016:

	PURCHASES	SALES
Alger Capital Appreciation Fund	$1,626,452,169	$1,529,738,561
Alger International Growth Fund	154,799,168	158,916,963
Alger Mid Cap Growth Fund	74,893,083	79,323,413
Alger SMid Cap Growth Fund	295,084,239	381,499,144
Alger Small Cap Growth Fund	45,758,293	63,555,708
Alger Small Cap Focus Fund	93,871,487	53,355,025
Alger Health Sciences Fund	91,277,100	116,176,704
Alger Growth & Income Fund	2,835,729	5,385,305

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability. Additional risks associated with investing in the emerging markets include increased volatility, limited liquidity, and less stringent regulatory and legal system.

The following table summarizes the Fund’s securities lending agreements by counterparty which are subject to rights of offset as of April 30, 2016.

Alger Growth & Income Fund
Fair Value
	Securities	Cash	on Non-
	Loaned at	Collateral	Cash Collateral	Net
Counterparty	Value	Received(a)	Received	Amount(b)

Barclays Capital	$503,861	$503,861

(a) Collateral with a value of $517,725 has been received in connection with securities lending agreements.

(b) The Market value of loaned securities is determined as of April 30, 2016. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Borrowing:
The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered
Rate. The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(i). For the six months ended April 30, 2016, the Funds had the following borrowings:

	AVERAGE DAILY	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Alger International Growth Fund	$9,075	1.99%
Alger SMid Cap Growth Fund	398,863	1.42
Alger Small Cap Growth Fund	3,582	1.28
Alger Small Cap Focus Fund	1,350	2.47

The highest amount borrowed during the six months ended April 30, 2016 for each Fund was as follows:

HIGHEST BORROWING
Alger International Growth Fund	$435,000
Alger SMid Cap Growth Fund	13,745,000
Alger Small Cap Growth Fund	652,000
Alger Small Cap Focus Fund	243,287

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:
(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Fund
Class A:
Shares sold	10,829,106	$216,089,767	19,941,463	$429,216,453
Shares converted from Class B	78,882	1,614,446	173,220	3,729,703
Shares converted from Class C	1,305	25,712	176	3,894
Dividends reinvested	5,111,190	104,063,825	7,954,361	164,180,132
Shares redeemed	(10,624,465)	(209,196,861)	(15,164,333)	(327,851,427)
Net increase	5,396,018	$112,596,889	12,904,887	$269,278,755
Class B:
Shares sold	43,812	$715,532	80,825	$1,449,684
Shares converted to Class A	(95,857)	(1,614,446)	(206,707)	(3,729,703)
Dividends reinvested	114,399	1,904,747	239,941	4,150,980
Shares redeemed	(199,784)	(3,244,118)	(297,342)	(5,380,690)
Net decrease	(137,430)	$(2,238,285)	(183,283)	$(3,509,729)
Class C:
Shares sold	3,440,101	$56,325,112	6,139,982	$111,154,806
Shares converted to Class A	(1,592)	(25,712)	(210)	(3,894)
Dividends reinvested	1,219,048	20,382,484	1,510,451	26,218,831
Shares redeemed	(1,860,076)	(30,095,793)	(2,283,166)	(41,413,976)
Net increase	2,797,481	$46,586,091	5,367,057	$95,955,767
Class Z:
Shares sold	3,682,925	$74,228,756	18,379,428	$409,588,134
Dividends reinvested	2,060,384	42,629,342	1,662,259	34,707,970
Shares redeemed	(2,577,210)	(51,438,905)	(4,287,362)	(91,613,367)
Net increase	3,166,099	$65,419,193	15,754,325	$352,682,737

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger International Growth Fund
Class A:
Shares sold	259,761	$3,827,220	1,318,497	$21,202,489
Shares converted from Class B	28,893	424,678	72,646	1,155,119
Shares converted from Class C	—	—	837	13,494
Dividends reinvested	3,042	46,449	75,380	1,141,318
Shares redeemed	(1,310,398)	(19,622,365)	(1,218,713)	(19,138,672)
Net increase (decrease)	(1,018,702)	$(15,324,018)	248,647	$4,373,748
Class B:
Shares sold	15,195	$194,703	30,301	$420,627
Shares converted to Class A	(32,832)	(424,678)	(82,241)	(1,155,119)
Dividends reinvested	—	—	727	9,757
Shares redeemed	(146,402)	(1,916,786)	(529,374)	(7,293,023)
Net decrease	(164,039)	$(2,146,761)	(580,587)	$(8,017,758)
Class C:
Shares sold	131,177	$1,685,193	376,012	$5,352,938
Shares converted to Class A	—	—	(956)	(13,494)
Dividends reinvested	16,873	221,367	5,186	68,915
Shares redeemed	(224,891)	(2,807,852)	(320,301)	(4,380,916)
Net increase (decrease)	(76,841)	$(901,292)	59,941	$1,027,443
Class I:
Shares sold	466,404	$6,790,242	799,096	$12,669,754
Dividends reinvested	3,430	52,174	2,439	36,830
Shares redeemed	(111,329)	(1,606,972)	(116,718)	(1,794,576)
Net increase	358,505	$5,235,444	684,817	$10,912,008
Class Z:
Shares sold	1,716,552	$25,677,631	1,181,195	$19,140,824
Dividends reinvested	5,881	90,447	5,490	83,664
Shares redeemed	(1,246,090)	(18,272,023)	(512,859)	(8,088,181)
Net increase	476,343	$7,496,055	673,826	$11,136,307

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Fund
Class A:
Shares sold	825,295	$8,293,900	858,755	$9,544,674
Shares converted from Class B	62,136	630,951	113,448	1,246,215
Shares converted from Class C	—	—	58	641
Shares redeemed	(1,330,762)	(13,313,557)	(2,193,763)	(24,280,042)
Net decrease	(443,331)	$(4,388,706)	(1,221,502)	$(13,488,512)
Class B:
Shares sold	22,663	$183,745	45,346	$405,449
Shares converted to Class A	(76,548)	(630,951)	(138,955)	(1,246,215)
Shares redeemed	(423,155)	(3,409,385)	(756,856)	(6,786,702)
Net decrease	(477,040)	$(3,856,591)	(850,465)	$(7,627,468)
Class C:
Shares sold	274,160	$2,303,081	270,110	$2,438,597
Shares converted to Class A	—	—	(72)	(641)
Shares redeemed	(381,690)	(3,075,707)	(548,366)	(4,899,669)
Net decrease	(107,530)	$(772,626)	(278,328)	$(2,461,713)
Class Z:
Shares sold	87,767	$874,178	230,040	$2,574,944
Shares redeemed	(30,051)	(298,045)	(3,854)	(43,512)
Net increase	57,716	$576,133	226,186	$2,531,432

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger SMid Cap Growth Fund
Class A:
Shares sold	943,160	$10,902,234	2,515,669	$44,770,555
Shares converted from Class B	21,494	236,188	26,382	469,683
Dividends reinvested	4,172,831	44,649,289	1,756,178	29,697,232
Shares redeemed	(4,973,666)	(60,093,759)	(7,282,943)	(129,738,047)
Net increase (decrease)	163,819	$(4,306,048)	(2,984,714)	$(54,800,577)
Class B:
Shares sold	15,951	$133,355	12,637	$185,261
Shares converted to Class A	(27,118)	(236,188)	(30,450)	(469,683)
Dividends reinvested	165,010	1,379,483	56,485	828,071
Shares redeemed	(130,875)	(1,192,635)	(173,061)	(2,627,122)
Net increase (decrease)	22,968	$84,015	(134,389)	$(2,083,473)
Class C:
Shares sold	593,100	$4,999,527	326,733	$4,980,075
Dividends reinvested	1,957,334	16,500,322	503,010	7,399,281
Shares redeemed	(1,508,429)	(13,800,818)	(743,932)	(11,427,019)
Net increase	1,042,005	$7,699,031	85,811	$952,337
Class I:
Shares sold	244,937	$2,737,689	4,562,014	$82,321,216
Dividends reinvested	1,747,857	19,016,684	5,334,507	91,380,102
Shares redeemed	(2,182,058)	(28,097,316)	(41,500,869)	(747,903,500)
Net decrease	(189,264	$(6,342,943	(31,604,348)	$(574,202,182)
Class Z:
Shares sold	3,138,701	$42,259,236	6,632,842	$113,310,928
Dividends reinvested	4,220,629	46,722,362	188,649	3,250,429
Shares redeemed	(2,808,123)	(34,645,763)	(1,628,271)	(30,002,909)
Net increase	4,551,207	$54,335,835	5,193,220	$86,558,448

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Fund
Class A:
Shares sold	499,175	$3,013,812	1,580,029	$13,419,571
Shares converted from Class B	38,144	240,932	94,284	800,038
Dividends reinvested	3,299,670	20,986,414	1,746,872	14,202,069
Shares redeemed	(2,325,802)	(14,411,647)	(4,548,661)	(39,066,866)
Net increase (decrease)	1,511,187	$9,829,511	(1,127,476)	$(10,645,188)
Class B:
Shares sold	14,467	$69,479	91,268	$614,597
Shares converted to Class A	(48,646)	(240,932)	(113,836)	(800,038)
Dividends reinvested	310,086	1,528,725	153,462	1,031,264
Shares redeemed	(90,545)	(455,545)	(301,914)	(2,113,880)
Net increase (decrease)	185,362	$901,727	(171,020)	$(1,268,057)
Class C:
Shares sold	203,306	$969,813	171,469	$1,158,931
Dividends reinvested	549,988	2,634,442	254,757	1,673,757
Shares redeemed	(539,661)	(2,515,040)	(457,300)	(3,151,622)
Net increase (decrease)	213,633	$1,089,215	(31,074)	$(318,934)
Class Z:
Shares sold	321,740	$2,104,737	1,029,786	$8,766,273
Dividends reinvested	587,321	3,794,092	819,654	6,729,363
Shares redeemed	(657,298)	(3,812,543)	(6,292,720)	(55,536,296)
Net increase (decrease)	251,763	$2,086,286	(4,443,280)	$(40,040,660)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Focus Fund
Class A:
Shares sold	749,971	$7,731,653	1,654,205	$18,594,316
Dividends reinvested	—	—	45,119	481,873
Shares redeemed	(431,853)	(4,421,533)	(1,005,502)	(11,422,574)
Net increase	318,118	$3,310,120	693,822	$7,653,615
Class C:
Shares sold	631,115	$6,206,820	590,280	$6,221,786
Dividends reinvested	—	—	21,518	213,678
Shares redeemed	(95,532)	(886,022)	(61,705)	(639,921)
Net increase	535,583	$5,320,798	550,093	$5,795,543
Class I:
Shares sold	1,894,912	$19,474,558	3,642,592	$42,213,625
Dividends reinvested	—	—	9,345	102,042
Shares redeemed	(647,019)	(6,609,219)	(205,350)	(2,343,092)
Net increase	1,247,893	$12,865,339	3,446,587	$39,972,575
Class Z:
Shares sold	1,813,664	$19,530,885	1,261,095	$14,388,178
Dividends reinvested	—	—	23,909	261,562
Shares redeemed	(921,361)	(8,802,563)	(54,143)	(620,875)
Net increase	892,303	$10,728,322	1,230,861	$14,028,865

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Health Sciences Fund
Class A:
Shares sold	373,178	$6,631,305	1,398,761	$34,246,474
Shares converted from Class B	23,699	415,117	40,286	984,600
Shares converted from Class C	6,096	113,325	—	—
Dividends reinvested	812,450	15,501,550	1,035,935	23,173,875
Shares redeemed	(1,568,825)	(28,276,802)	(2,045,448)	(48,627,542)
Net increase (decrease)	(353,402)	$(5,615,505)	429,534	$9,777,407
Class B:
Shares sold	11,426	$176,984	19,505	$372,914
Shares converted to Class A	(29,042)	(415,117)	(47,600)	(984,600)
Dividends reinvested	48,679	754,035	84,278	1,597,068
Shares redeemed	(111,782)	(1,683,805)	(125,898)	(2,585,940)
Net decrease	(80,719)	$(1,167,903)	(69,715)	$(1,600,558)
Class C:
Shares sold	205,417	$3,148,834	409,745	$8,190,033
Shares converted to Class A	(7,475)	(113,325)	—	—
Dividends reinvested	423,918	6,600,406	494,274	9,401,097
Shares redeemed	(665,096)	(9,720,928)	(586,919)	(11,882,400)
Net increase (decrease)	(43,236)	$(85,013)	317,100	$5,708,730
Class Z:
Shares sold	268,529	$5,474,496	308,872	$7,123,472
Dividends reinvested	51,369	970,368	—	—
Shares redeemed	(164,101)	(2,806,410)	(9,344)	(212,367)
Net increase	155,797	$3,638,454	299,528	$6,911,105

Alger Growth & Income Fund
Class A:
Shares sold	135,797	$4,264,850	230,587	$7,699,744
Shares converted from Class C	34	1,162	180	6,135
Dividends reinvested	72,413	2,324,844	90,408	2,991,002
Shares redeemed	(287,204)	(9,119,713)	(390,788)	(12,816,094)
Net decrease	(78,960)	$(2,528,857)	(69,613)	$(2,119,213)
Class C:
Shares sold	96,973	$2,995,884	110,995	$3,655,182
Shares converted to Class A	(34)	(1,162)	(182)	(6,135)
Dividends reinvested	20,630	655,129	21,539	705,009
Shares redeemed	(66,069)	(2,029,528)	(93,083)	(3,059,497)
Net increase	51,500	$1,620,323	39,269	$1,294,559
Class Z:
Shares sold	152,828	$4,916,333	48,152	$1,602,084
Dividends reinvested	10,669	342,815	8,482	280,555
Shares redeemed	(99,088)	(3,088,570)	(45,944)	(1,523,567)
Net increase	64,409	$2,170,578	10,690	$359,072

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Redemption Fee: Prior to March 1, 2015, the Funds imposed a 2.00% redemption fee on certain Class A, Class B and Class C shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. Since March 1, 2015, the redemption fee is no longer imposed.
NOTE 7 — Income Tax Information:
At October 31, 2015, the Funds, for federal income tax purposes, had capital loss carryforwards as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

	Alger Capital	Alger International	Alger Mid Cap	Alger SMid Cap
Expiration Dates	Appreciation Fund	Growth Fund	Growth Fund	Growth Fund
2017	—	$8,458,699	$34,620,840	—
Total	—	8,458,699	34,620,840	—

	Alger Small Cap	Alger Small Cap	Alger Health	Alger Growth &
Expiration Dates	Growth Fund	Focus Fund	Sciences Fund	Income Fund
POST ACT	—	$331,935	—	—
Total	—	331,935	—	—

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, losses incurred after October 31, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

During the year ended October 31, 2015 the Alger International Growth Fund and Alger
Mid Cap Growth Fund utilized $4,135,831 and $4,724,152 of their capital loss carryforwards, respectively.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales,
U.S. Internal Revenue Code Section 988 currency transactions, nondeductible expenses on dividends sold short, the tax treatment of partnerships investments, the realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

NOTE 8 — Fair Value Measurements:
The following is a summary of the inputs used as of April 30, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$432,714,434	$432,679,593	—	$34,841
Consumer Staples	203,969,871	203,969,871	—	—
Energy	37,293,626	37,293,626	—	—
Financials	27,290,071	27,290,071	—	—
Health Care	452,807,714	450,318,679	2,489,035	—
Industrials	259,173,813	259,173,813	—	—
Information Technology	828,481,991	826,795,889	—	1,686,102
Materials	27,186,744	27,186,744	—	—
Telecommunication Services	46,034,235	46,034,235	—	—
TOTAL COMMON STOCKS	$2,314,952,499	$2,310,742,521	$2,489,035	$1,720,943
MASTER LIMITED PARTNERSHIP
Financials	17,694,739	17,694,739	—	—
PREFERRED STOCKS
Consumer Discretionary	993,421	—	—	993,421
Health Care	2,534,340	—	—	2,534,340
Information Technology	7,772,325	—	—	7,772,325
TOTAL PREFERRED STOCKS	$11,300,086	—	—	$11,300,086
REAL ESTATE INVESTMENT TRUST
Financials	28,346,381	28,346,381	—	—
TOTAL INVESTMENTS IN
SECURITIES	$2,372,293,705	$2,356,783,641	$2,489,035	$13,021,029

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	15,997,662	736,300	15,261,362	—
Consumer Staples	25,626,755	4,649,153	20,977,602	—
Energy	18,275,704	6,772,173	11,503,531	—
Financials	49,047,181	3,254,020	45,793,161	—
Health Care	26,489,091	5,706,919	20,782,172	—
Industrials	12,146,020	835,164	11,310,856	—
Information Technology	25,650,530	10,865,364	14,785,166	—
Materials	8,589,499	1,279,923	7,309,576	—
Telecommunication Services	5,268,512	—	5,268,512	—
Utilities	11,043,995	1,005,462	10,038,533	—
TOTAL COMMON STOCKS	$198,134,949	$35,104,478	$163,030,471	—
TOTAL INVESTMENTS IN
SECURITIES	$198,134,949	$35,104,478	$163,030,471	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	42,047,035	42,047,035	—	—
Consumer Staples	7,982,744	7,982,744	—	—
Energy	1,563,150	1,563,150	—	—
Financials	6,556,080	6,556,080	—	—
Health Care	22,572,802	22,572,802	—	—
Industrials	24,888,293	24,888,293	—	—
Information Technology	34,059,663	33,879,527	—	180,136
Materials	7,616,448	7,616,448	—	—
TOTAL COMMON STOCKS	$147,286,215	$147,106,079	—	$180,136
PREFERRED STOCKS
Health Care	1,646,037	—	—	1,646,037
Information Technology	830,368	—	—	830,368
TOTAL PREFERRED STOCKS	$2,476,405	—	—	$2,476,405
REAL ESTATE INVESTMENT TRUST
Financials	5,273,930	5,273,930	—	—
SPECIAL PURPOSE VEHICLE
Financials	314,956	—	—	314,956
TOTAL INVESTMENTS IN
SECURITIES	$155,351,506	$152,380,009	—	$2,971,497

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	52,236,534	52,236,534	—	—
Consumer Staples	9,956,750	9,956,750	—	—
Energy	473,400	473,400	—	—
Financials	26,843,060	26,843,060	—	—
Health Care	76,075,101	76,075,101	—	—
Industrials	39,013,151	39,013,151	—	—
Information Technology	83,514,488	82,620,078	—	894,410
Materials	6,231,284	6,231,284	—	—
Telecommunication Services	804,760	804,760	—	—
TOTAL COMMON STOCKS	$295,148,528	$294,254,118	—	$894,410
PREFERRED STOCKS
Health Care	2,676,189	—	—	2,676,189
Information Technology	4,122,910	—	—	4,122,910
TOTAL PREFERRED STOCKS	$6,799,099	—	—	$6,799,099
REAL ESTATE INVESTMENT TRUST
Financials	7,954,113	7,954,113	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$309,901,740	$302,208,231	—	$7,693,509

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	15,133,576	15,133,576	—	—
Consumer Staples	2,187,944	2,187,944	—	—
Energy	1,936,195	1,936,195	—	—
Financials	6,052,253	6,052,253	—	—
Health Care	34,042,626	34,042,626	—	—
Industrials	12,842,989	12,842,989	—	—
Information Technology	39,230,126	39,230,126	—	—
Materials	3,712,077	3,712,077	—	—
TOTAL COMMON STOCKS	$115,137,786	$115,137,786	—	—
PREFERRED STOCKS
Health Care	424,783	—	—	424,783
REAL ESTATE INVESTMENT TRUST
Financials	3,673,927	3,673,927	—	—
RIGHTS
Health Care	—	—	—*	—*
SPECIAL PURPOSE VEHICLE
Financials	290,078	—	—	290,078
TOTAL INVESTMENTS IN
SECURITIES	$119,526,574	$118,811,713	—	$714,861

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	3,914,329	3,914,329	—	—
Health Care	36,965,780	36,965,780	—	—
Industrials	8,619,642	8,619,642	—	—
Information Technology	47,444,533	47,444,533	—	—
Materials	3,709,396	3,709,396	—	—
TOTAL COMMON STOCKS	$100,653,680	$100,653,680	—	—
PREFERRED STOCKS
Health Care	38,413	—	—	38,413
TOTAL INVESTMENTS IN
SECURITIES	$100,692,093	$100,653,680	—	$38,413

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	124,522,888	124,075,268	303,901	143,719
Information Technology	627,400	627,400	—	—
TOTAL COMMON STOCKS	$125,150,288	$124,702,668	$303,901	$143,719
PREFERRED STOCKS
Health Care	6,515,270	—	—	6,515,270
RIGHTS
Health Care	—	—	—*	—*
TOTAL INVESTMENTS IN
SECURITIES	$131,665,558	$124,702,668	$303,901	$6,658,989

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	12,854,418	12,852,291	—	2,127
Consumer Staples	12,042,534	12,042,534	—	—
Energy	5,758,200	5,758,200	—	—
Financials	12,075,460	12,075,460	—	—
Health Care	13,843,782	13,843,782	—	—
Industrials	11,016,369	11,016,369	—	—
Information Technology	16,384,086	16,384,086	—	—
Materials	1,112,601	1,112,601	—	—
Telecommunication Services	3,480,211	3,480,211	—	—
Utilities	671,775	671,775	—	—
TOTAL COMMON STOCKS	$89,239,436	$89,237,309	—	$2,127
CONVERTIBLE PREFERRED STOCKS
Health Care	624,847	624,847	—	—
MASTER LIMITED PARTNERSHIP
Energy	682,578	682,578	—	—
Financials	1,382,976	1,382,976	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,065,554	$2,065,554	—	—
PREFERRED STOCKS
Consumer Discretionary	55,821	—	—	55,821
REAL ESTATE INVESTMENT TRUST
Financials	2,892,114	2,892,114	—	—
TOTAL INVESTMENTS IN
SECURITIES	$94,877,772	$94,819,824	—	$57,948

*Alger Small Cap Growth Fund and Alger Health Sciences Fund rights are fair valued at zero as of April 30, 2016.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2015	$1,414,379
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	306,564
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	1,720,943
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$306,564

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2015	$10,241,974
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,058,112
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	11,300,086
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$1,058,112

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$147,384
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	32,752
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	180,136
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$32,752

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,160,606
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(684,201)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	2,476,405
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$(684,201)

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$314,956
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	314,956
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2015	$731,790
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	162,620
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	894,410
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$162,620

Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$6,273,187
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	525,912
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	6,799,099
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$525,912

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$675,194
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(250,411)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	424,783
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 4/30/2016 April 30, 2016	$(250,411)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$—

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2015	$290,078
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	290,078
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$59,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(20,639)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	38,413
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$(20,639)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2015	$143,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	143,719
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2015	$9,317,970
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(2,802,700)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	6,515,270
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$(2,802,700)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2015	$2,127
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	2,127
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$–

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2015	$55,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at April 30, 2016	55,821
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30, 2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of April 30, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	THE ALGER FUNDS
	NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Fair Value	Valuation	Unobservable
		April 30, 2016	Methodology	Input	Input/Range
	Alger Capital Appreciation Fund
	Common Stocks	$34,841	Income	Discount Rate	40%
			Approach
	Common Stocks	1,686,102	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Preferred Stocks	993,421	Income	Discount Rate	40%
			Approach
	Preferred Stocks	2,534,340	Discounted	Discount Rate	20%
			Cash Flow
	Preferred Stocks	7,772,325	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Alger Mid Cap Growth Fund
	Common Stocks	180,136	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Preferred Stocks	830,368	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Preferred Stocks	992,637	Discounted	Discount Rate	28%
			Cash Flow
	Preferred Stocks	653,400	Discounted	Discount Rate	20.7%
			Cash Flow	Weight	40%
			Liquidation	Estimated Recover	NA
			Analysis	Levels
				Weight	60%
	Special Purpose Vehicle	314,956	Performance	Market Multiple	4.38x-4.88x
			Multiple
			Methodology
			(xRevenue)
	Alger SMid Cap Growth Fund
	Common Stocks	894,410	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Preferred Stocks	4,122,910	Performance	Market Multiple	11.5x-12.3x
			Multiple
			Methodology
			(xRevenue)
	Preferred Stocks	2,676,189	Discounted	Discount Rate	20.0-28.0%
			Cash Flow
	Alger Small Cap Growth Fund
	Preferred Stocks	195,673	Discounted	Discount Rate	20.7%
			Cash Flow	Weight	40%

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	229,110	Discounted	Discount Rate	28.0%
		Cash Flow
Special Purpose Vehicle	290,078	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Small Cap Focus Fund
Preferred Stocks	13,328	Discounted	Discount Rate	20.7%
		Cash Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	25,085	Discounted	Discount Rate	20.0%
		Cash Flow
Alger Health Sciences Fund
Common Stocks	143,719	Income	Discount Rate	30%
		Approach
Preferred Stocks	2,162,882	Discounted	Discount Rate	20.7%
		Cash Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	4,352,388	Discounted	Discount Rate	20.0%
		Cash Flow
Rights	-	Income	Discount Rate	30%
		Approach
Alger Growth & Income Fund
Common Stocks	2,127	Income	Discount Rate	40%
		Approach
Preferred Stocks	55,821	Income	Discount Rate	40%
		Approach

The significant unobservable inputs used in the fair value measurement of the Funds’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On April 30, 2016, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of April 30, 2016, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$ 66,488,717	$—	$66,488,717	—
Alger International Growth Fund	1,781,505	139,048	1,642,457	—
Alger Mid Cap Growth Fund	9,172,066	—	9,172,066	—
Alger SMid Cap Growth Fund	124,072	—	124,072	—
Alger Small Cap Growth Fund	6,014,684	—	6,014,684	—
Alger Small Cap Focus Fund	1,703,273	—	1,703,273	—
Alger Health Sciences Fund	680,528	—	680,528	—
Alger Growth & Income Fund	2,111,921	517,725	1,594,196	—

NOTE 9 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments as of April 30, 2016.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 10 — Principal Risks:
As of April 30, 2016, the Funds invested a significant portion of its assets in securities in the consumer discretionary, health care and information technology sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and
currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The
Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Funds.

NOTE 11 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the six months ended April 30, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/
	Par at					Realized	Value at
	October	Purchases/	Sales/	Shares/Par at	Dividend	Gain	April 30,
Security	31, 2015	Conversion	Conversion	April 30, 2016	Income	(Loss)	2016

Alger Capital Appreciation Fund
Common Stocks
Choicestream, Inc.*	82,955	—	—	82,955	—	—	$34,841
Preferred Stocks
Choicestream, Inc.*	2,365,288	—	—	2,365,288	—	—	993,421
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	219,610	—	—	219,610	—	—	995,637
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	—	653,400
Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	231,474	—	—	231,474	—	—	1,046,262
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	50,688	—	—	50,688	—	—	229,110
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	—	195,673
Alger Small Cap Focus Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	—	13,328
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc.*	897,366	—	—	897,366	—	—	4,056,094
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	—	2,162,882

Alger Growth & Income Fund
Common Stocks
Choicestream, Inc.*	5,064	—	—	5,064	—	—	2,127
Preferred Stocks
Choicestream, Inc.*	132,906	—	—	132,906	—	—	55,821

*Non-income producing security.

NOTE 12 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April
30, 2016 through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

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THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2016 and ending April 30, 2016.

Actual Expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2015	April 30, 2016	April 30, 2016(a)	April 30, 2016(b)
Alger Capital Appreciation Fund
Class A	Actual	$1,000.00	$955.60	$5.93	1.22%
	Hypothetical(c)	1,000.00	1,018.80	6.12	1.22
Class B	Actual	1,000.00	951.91	9.85	2.03
	Hypothetical(c)	1,000.00	1,014.77	10.17	2.03
Class C	Actual	1,000.00	952.11	9.56	1.97
	Hypothetical(c)	1,000.00	1,015.07	9.87	1.97
Class Z	Actual	1,000.00	956.76	4.38	0.90
	Hypothetical(c)	1,000.00	1,020.39	4.52	0.90

Alger International Growth Fund
Class A	Actual	$1,000.00	$945.17	$6.53	1.35%
	Hypothetical(c)	1,000.00	1,018.15	6.77	1.35
Class B	Actual	1,000.00	942.38	9.95	2.06
	Hypothetical(c)	1,000.00	1,014.62	10.32	2.06
Class C	Actual	1,000.00	941.59	10.28	2.13
	Hypothetical(c)	1,000.00	1,014.27	10.67	2.13
Class I	Actual	1,000.00	946.50	5.57	1.15
	Hypothetical(c)	1,000.00	1,019.14	5.77	1.15
Class Z	Actual	1,000.00	947.60	4.36	0.89
	Hypothetical(c)	1,000.00	1,020.39	4.52	0.89

Alger Mid Cap Growth Fund
Class A	Actual	$1,000.00	$939.02	$6.36	1.32%
	Hypothetical(c)	1,000.00	1,018.30	6.62	1.32
Class B	Actual	1,000.00	935.41	9.86	2.04
	Hypothetical(c)	1,000.00	1,014.67	10.27	2.04
Class C	Actual	1,000.00	935.90	10.35	2.15
	Hypothetical(c)	1,000.00	1,014.17	10.77	2.15
Class Z	Actual	1,000.00	940.96	4.78	0.99
	Hypothetical(c)	1,000.00	1,019.94	4.97	0.99

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2015	April 30, 2016	April 30, 2016(a)	April 30, 2016(b)
Alger SMid Cap Growth Fund
Class A	Actual	$1,000.00	$952.59	$6.60	1.36%
	Hypothetical(c)	1,000.00	1,018.10	6.82	1.36
Class B	Actual	1,000.00	948.65	10.95	2.25
	Hypothetical(c)	1,000.00	1,013.63	11.31	2.25
Class C	Actual	1,000.00	948.54	10.42	2.14
	Hypothetical(c)	1,000.00	1,014.17	10.77	2.14
Class I	Actual	1,000.00	952.79	6.36	1.31
	Hypothetical(c)	1,000.00	1,018.35	6.57	1.31
Class Z	Actual	1,000.00	953.79	4.91	1.01
	Hypothetical(c)	1,000.00	1,019.84	5.07	1.01

Alger Small Cap Growth Fund
Class A	Actual	$1,000.00	$907.70	$6.59	1.39%
	Hypothetical(c)	1,000.00	1,017.95	6.97	1.39
Class B	Actual	1,000.00	903.68	10.22	2.15
	Hypothetical(c)	1,000.00	1,014.12	10.82	2.15
Class C	Actual	1,000.00	904.42	10.56	2.23
	Hypothetical(c)	1,000.00	1,013.77	11.17	2.23
Class Z	Actual	1,000.00	909.10	4.75	0.99
	Hypothetical(c)	1,000.00	1,019.89	5.02	0.99

Alger Small Cap Focus Fund
Class A	Actual	$1,000.00	$913.24	$6.33	1.32%
	Hypothetical(c)	1,000.00	1,018.25	6.67	1.32
Class C	Actual	1,000.00	910.08	9.64	2.03
	Hypothetical(c)	1,000.00	1,014.77	10.17	2.03
Class I	Actual	1,000.00	913.55	6.04	1.27
	Hypothetical(c)	1,000.00	1,018.55	6.37	1.27
Class Z	Actual	1,000.00	914.01	4.85	1.02
	Hypothetical(c)	1,000.00	1,019.79	5.12	1.02

Alger Health Sciences Fund
Class A	Actual	$1,000.00	$870.64	$6.51	1.39%
	Hypothetical(c)	1,000.00	1,017.90	7.02	1.39
Class B	Actual	1,000.00	866.93	10.44	2.24
	Hypothetical(c)	1,000.00	1,013.67	11.27	2.24
Class C	Actual	1,000.00	867.46	10.08	2.16
	Hypothetical(c)	1,000.00	1,014.07	10.87	2.16
Class Z	Actual	1,000.00	872.93	4.61	0.99
	Hypothetical(c)	1,000.00	1,019.94	4.97	0.99

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2015	April 30, 2016	April 30, 2016(a)	April 30, 2016(b)
Alger Growth & Income Fund
Class A	Actual	$1,000.00	$993.01	$5.65	1.14%
	Hypothetical(c)	1,000.00	1,019.19	5.72	1.14
Class C	Actual	1,000.00	989.33	9.35	1.89
	Hypothetical(c)	1,000.00	1,015.47	9.47	1.89
Class Z	Actual	1,000.00	994.31	4.41	0.89
	Hypothetical(c)	1,000.00	1,020.44	4.47	0.89

(a) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiple by 184/365 (to reflect the one-half year period).
(b) Annualized.
(c) 5% annual return before expenses.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy
U.S. Consumer Privacy Notice Rev. 01/2015 3/31/15

FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
• Social Security number and
• Account balances and
• Transaction history and
• Purchase history and
• Assets
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share personal information to run their everyday business.
In the section below, we list the reasons financial companies can share personal information; the reasons Alger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal	Does	Can you limit
information	Alger share?	this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes — to offer our	Yes	No
products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes — information about your
transactions and experiences
For nonaffiliates to market to you	No	We don’t share
Questions? Call 1-800-342-2186

Who we are

Who is providing this notice?	Alger includes Fred Alger Management, Inc. and Fred
Alger & Company, Incorporated as well as the following
funds: The Alger Funds, The Alger Funds II, The Alger
Institutional Funds, The Alger Portfolios, and Alger
Global Growth Fund.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

What we do
How does Alger	To protect your personal information from unauthorized
protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.
How does Alger	We collect your personal information, for example,
collect my personal	when you:
information?	• Open an account or
• Make deposits or withdrawals from your account or
• Give us your contact information or
• Provide account information or
• Pay us by check.

Why can’t I limit all sharing?	Federal law gives you the right to limit
• sharing for affiliates’ everyday business purposes
information about your credit worthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
• Our affiliates include Fred Alger Management, Inc.
and Fred Alger & Company, Incorporated as well as the
following funds: The Alger Funds, The Alger Funds II,
The Alger Institutional Funds, The Alger Portfolios, and
Alger Global Growth Fund.
Nonaffiliates	Companies not related by common ownership or
control. They can be financial and nonfinancial
companies
Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or
services to you.
Other important information

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund’s website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of the
Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on
Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q.
These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’
fiscal quarter. The Funds’ Forms N-Q are available online on the SEC’s website at www.
sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.
alger.com and through other marketing communications (including printed advertising/
sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This agreement must be approved by the Funds’ Chief Compliance Officer, President or Secretary.

THE ALGER FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Funds. Such information will include, but not be limited to, relative weightings and characteristics of a
Fund portfolios versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume
Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS

360 Park Avenue South
New York, NY 10010
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Custodian

Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110

This report is submitted for the general information of the shareholders of The Alger
Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Inspired by Change, Driven by Growth.

Printed on recycled paper

PRINTED WITH SOY INK

AFSAR

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the
Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-
2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b)
under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By: /s/Hal Liebes

Hal Liebes

President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Hal Liebes

Hal Liebes

President

Date: June 24, 2016

By: /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 24, 2016